UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

SUN CAPITAL ADVISERS TRUST

(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481

(Address of principal executive offices)  (Zip code)

John T. Donnelly

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 432-1102 x 3330

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1.	SCHEDULE OF INVESTMENTS.

SUN CAPITAL INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 0.3%
Airplanes Pass Through Trust, Series D(1) 10.88%, 3/15/12		$494	$—	**
SLM Student Loan Trust, Series 2008-5, Class A2(2) 1.60%, 10/25/16		160	162,622
SLM Student Loan Trust, Series 2008-5, Class A4(2) 2.20%, 7/25/23		215	222,723

Total Asset Backed Securities (Cost $636,775)			385,345

CORPORATE DEBT OBLIGATIONS – 39.9%

AUTOMOTIVE – 1.1%
Ford Motor Credit Co. LLC(2) 3.26%, 1/13/12		2,000	1,800,000

BANKS – 2.8%
Capital One Capital III 7.69%, 8/15/36		700	591,500
Countrywide Financial Corp. 6.25%, 5/15/16		325	325,514
GMAC LLC(3) 7.00%, 2/1/12		300	279,000
Huntington Capital(2) 6.65%, 5/15/37		300	179,817
Icici Bank, Ltd.(2)(3) 6.38%, 4/30/22	IN	300	245,403
Lloyds Banking Group PLC(2)(3) 5.92%, Perpetual	GB	500	285,000
Merrill Lynch & Co., Inc. 5.70%, 5/2/17		400	391,657
Morgan Stanley 5.63%, 9/23/19		2,200	2,163,258

			4,461,149

BROKERAGE – 0.2%
Jefferies Group, Inc. 6.25%, 1/15/36		500	399,900

BUILDING MATERIALS – 1.6%
C10 Capital SPV., Ltd.(2)(3) 6.72%, Perpetual	VG	650	512,993
Holcim U.S. Finance Sarl & Cie(3) 6.00%, 12/30/19	LU	2,000	2,024,336

			2,537,329

CABLE – 0.4%
Time Warner Entertainment Co. 10.15%, 5/1/12		500	578,878

CHEMICALS – 0.5%
Cytec Industries, Inc. 8.95%, 7/1/17		700	773,771

CONSUMER PRODUCTS – 0.6%
Procter & Gamble International Funding SCA(2) 0.48%, 5/7/10	LU	1,000	999,039

DIVERSIFIED – 0.9%
Hutchison Whampoa International Ltd.(3) 4.63%, 9/11/15	HK	1,480	1,468,977

ELECTRIC UTILITIES – 5.5%
Allegheny Energy Supply Co. LLC(3)
5.75%, 10/15/19(4)		1,500	1,498,950
8.25%, 4/15/12		750	826,185
Ameren Corp. 8.88%, 5/15/14		1,000	1,124,046
Centerpoint Energy, Inc. 6.50%, 5/1/18		750	749,513
Enel Finance International SA(3)(4) 5.13%, 10/7/19	LU	2,000	1,991,200
Kansas Gas & Electric Co.(3) 6.70%, 6/15/19		750	858,797
Nisource Finance Corp. 6.40%, 3/15/18		650	648,788
PSEG Energy Holdings, Inc. 8.50%, 6/15/11		200	211,782
Toledo Edison Co. 7.25%, 5/1/20		850	1,001,006

			8,910,267

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.6%
Jabil Circuit, Inc. 7.75%, 7/15/16		1,000	1,015,000

FINANCIALS – 1.1%
Allied Capital Corp. 6.00%, 4/1/12		500	361,910
American Capital Strategies, Ltd. 8.85%, 8/1/12		650	537,204
CIT Group Funding Co. of Canada 4.65%, 7/1/10		350	297,968
Discover Financial Services 6.45%, 6/12/17		650	582,002

			1,779,084

GAMING – 0.9%
Mashantucket Western Pequot Tribe(3) 8.50%, 11/15/15		1,000	362,500

SUN CAPITAL INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
MGM MIRAGE, Inc.(3) 11.13%, 11/15/17		$1,000	$1,092,500

			1,455,000

GAS & PIPELINE UTILITIES – 2.8%
Enterprise Products Operating LP(2) 7.03%, 1/15/68		1,000	875,000
Florida Gas Transmission Co. LLC(3) 7.90%, 5/15/19		1,000	1,192,919
Korea Gas Corp.(3) 6.00%, 7/15/14	KR	500	527,048
Ras Laffan Liquefied Natural Gas Co., Ltd. III(3) 6.75%, 9/30/19	QA	1,000	1,121,283
Southern Union Co.(2) 7.20%, 11/1/66		380	299,250
TransCanada PipeLines, Ltd.(2) 6.35%, 5/15/67	CA	600	525,685

			4,541,185

HOME CONSTRUCTION – 0.4%
KB Home & Broad Home Corp. 6.38%, 8/15/11		650	656,500

INSURANCE – 2.5%
American International Group, Inc. 8.25%, 8/15/18		650	552,391
Assured Guaranty US Holdings, Inc.(2) 6.40%, 12/15/66		600	366,000
Humana, Inc. 6.45%, 6/1/16		500	504,307
Liberty Mutual Group, Inc.(3) 7.80%, 3/15/37		750	570,000
Prudential Financial, Inc. 3.63%, 9/17/12		2,000	2,012,342

			4,005,040

MACHINERY – 0.6%
Case New Holland, Inc.(3) 7.75%, 9/1/13		1,000	995,000

MANUFACTURING - DIVERSIFIED – 2.1%
Ingersoll Rand Global Holding Co., Ltd. 9.50%, 4/15/14	BM	750	886,222
Textron, Inc. 7.25%, 10/1/19		2,500	2,533,345

			3,419,567

METALS – 2.1%
Anglo American Capital PLC(3) 9.38%, 4/8/14	GB	800	932,000
ArcelorMittal 9.85%, 6/1/19	LU	637	753,446
Teck Resources, Ltd. 9.75%, 5/15/14	CA	1,000	1,100,000
United States Steel Corp. 6.05%, 6/1/17		700	653,794

			3,439,240

MULTIMEDIA – 2.1%
CBS Corp. 7.88%, 7/30/30		1,000	953,288
DirecTV Holdings LLC(3) 5.88%, 10/1/19		2,500	2,484,375

			3,437,663

OIL FIELD SERVICES – 0.7%
Pride International, Inc. 8.50%, 6/15/19		1,000	1,100,000

PAPER PRODUCTS – 0.7%
International Paper Co. 9.38%, 5/15/19		1,000	1,170,896

REAL ESTATE INVESTMENT TRUSTS – 4.8%
Commercial Net Lease Realty 6.25%, 6/15/14		550	536,707
Dexus Finance Property, Ltd.(3)(4) 7.13%, 10/15/14	AU	2,000	1,991,640
Prologis 6.63%, 5/15/18		750	692,544
Realty Income Corp. 6.75%, 8/15/19		500	486,992
Reckson Operating Partnership 5.15%, 1/15/11		700	689,794
Simon Property Group LP
5.75%, 5/1/12		550	574,713
10.35%, 4/1/19		750	933,339
Westfield Capital Corp.(3) 5.13%, 11/15/14		2,000	1,946,914

			7,852,643

RETAIL – 2.6%
Controladora Comercial Mexicana S.A. de C.V.(1) 6.63%, 6/1/15	MX	600	306,447
CVS Caremark Corp. 6.13%, 9/15/39		1,500	1,525,834
J.C. Penney Co., Inc. 5.75%, 2/15/18		425	395,250
QVC, Inc.(3) 7.50%, 10/1/19		1,500	1,501,875

SUN CAPITAL INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Staples, Inc. 7.75%, 4/1/11		$500	$539,964

			4,269,370

SOFTWARE – 0.5%
Fiserv, Inc. 6.80%, 11/20/17		700	772,911

TELECOMMUNICATIONS – 1.1%
Rogers Wireless, Inc. 8.00%, 12/15/12	CA	800	822,000
Sprint Capital Corp. 6.90%, 5/1/19		400	358,000
Telecom Italia Capital 4.95%, 9/30/14	LU	600	620,870

			1,800,870

TRANSPORTATION – 0.7%
CSX Corp. 6.25%, 3/15/18		1,000	1,084,495

Total Corporate Debt Obligations (Cost $63,905,758)			64,723,774

COMMERCIAL MORTGAGE BACKED SECURITIES – 3.6%
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 2A3(2) 3.83%, 9/25/33		919	870,410
Banc of America Mortgage Securities, Inc., Series 2005-E, Class 2A7(2) 4.61%, 6/25/35		640	376,142
Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class A3 5.79%, 9/11/42		1,000	967,739
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-C1, Class A3(2) 5.40%, 7/15/44		750	755,881
Commercial Mortgage Asset Trust, Series 1999-C1, Class F(3) 6.25%, 1/17/32		400	227,871
CS First Boston Mortgage Securities Corp., Series 2000-C1, Class A2 7.55%, 4/15/62		183	186,951
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class A2 4.08%, 5/10/36		800	799,718
GMAC Commercial Mortgage Securities, Inc., Series 2003-C3, Class A2 4.22%, 4/10/40		84	85,277
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4(2) 4.80%, 8/10/42		200	191,934
GS Mortgage Securities Corp., Series 2005-GG4, Class AJ 4.78%, 7/10/39		700	491,301
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7 Mortgage Certificate, Class AM(2) 6.07%, 4/15/45		500	387,912
JP Morgan Chase Commercial Mortgage, Series 2005 LDP5 Mortgage Certificate, Class A3(2) 5.37%, 12/15/44		550	551,733

Total Commercial Mortgage Backed Securities (Cost $6,597,229)			5,892,869

RESIDENTIAL NON-AGENCY MORTGAGE BACKED SECURITIES – 2.6%
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1(2) 5.12%, 6/25/35		43	35,742
Master Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1(2) 4.85%, 1/25/36		236	189,967
Residential Accredited Loans, Inc., 4.83%, 7/25/35(2)		865	632,281
5.50%, 9/25/33		100	97,136
Wamu Mortgage Pass Through Certificates,(2)
3.90%, 10/25/33		459	407,918
5.62%, 1/25/36		258	96,998
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1(2) 4.98%, 12/25/34		1,008	956,156
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2(2) 4.46%, 7/25/34		1,556	1,474,233
Wells Fargo Mortgage Backed Securities Trust, Series 2005 - AR 16(2) 5.01%, 10/25/35		500	358,553

Total Residential Non-Agency Mortgage Backed Securities (Cost $4,482,271)			4,248,984

SUN CAPITAL INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
U.S. GOVERNMENT GUARANTEED NOTE – 0.6%
TLGP GE Capital Corp.(2) 0.38%, 3/11/11 (Cost $1,000,000)		$1,000	$1,002,070

U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS – 44.7%
Federal Home Loan Mortgage Corp.
2.73%, 8/1/32(2)		36	36,854
5.00%, 9/1/19		220	233,719
5.00%, 11/1/19		447	475,464
5.00%, TBA		13,900	14,360,437
5.50%, 10/1/17		110	118,049
5.50%, 11/1/17		220	235,904
5.50%, 6/1/33		232	244,026
5.50%, 9/1/37		1,088	1,140,368
5.50%, 5/1/38		147	153,853
5.50%, 2/1/39		353	370,322
6.00%, 1/1/17		69	73,671
6.00%, 2/1/29		14	14,887
6.00%, 8/1/37		572	605,089
6.50%, 10/1/16		37	40,155
6.50%, 11/1/16		4	4,696
6.50%, 9/1/34		249	267,329
7.00%, 11/1/29		21	22,589
7.00%, 1/1/31		9	9,531
7.00%, 4/1/31		4	3,976
7.00%, 8/1/31		154	168,894
7.50%, 3/1/30		5	5,919
7.50%, 12/1/30		16	18,451
Federal National Mortgage Association
4.50%, 6/1/19		898	946,327
5.00%, 6/1/18		275	291,957
5.00%, 7/1/20		662	700,279
5.00%, 10/1/20		253	267,992
5.00%, 12/1/20		154	162,629
5.00%, 10/1/35		45	46,296
5.00%, 5/1/36		1,755	1,805,673
5.00%, 7/1/36		472	489,242
5.00%, 9/1/39		12,951	13,396,448
5.50%, 3/1/22		267	282,883
5.50%, 12/1/32		928	976,837
5.50%, 6/1/35		890	934,750
5.50%, 8/1/35		568	596,373
5.50%, 6/1/37		1,780	1,865,961
5.50%, 11/1/38		8,667	9,083,241
6.00%, 12/1/13		2	2,274
6.00%, 11/1/16		13	13,967
6.00%, 1/25/32		1,112	1,195,118
6.00%, 12/1/36		686	725,995
6.00%, 11/1/37		639	675,856
6.00%, 10/1/38		309	326,598
8.00%, 8/1/30		3	3,407
Government National Mortgage Association
6.00%, 8/15/16		30	32,655
6.00%, TBA MDR		300	316,687
6.50%, 9/15/31		65	69,727
6.50%, 3/15/32		58	61,944
6.50%, 9/15/32		91	98,234
6.50%, 10/15/32		120	129,676
7.00%, 12/15/14		23	24,703
7.00%, 2/15/28		16	17,419
7.50%, 3/15/30		3	3,490
7.50%, 9/15/30		35	39,249
U.S. Treasury Inflation Indexed Bonds
1.88%, 7/15/13		1,173	1,211,432
2.00%, 1/15/14		6,119	6,337,077
U.S. Treasury Notes
2.38%, 3/31/16		5,000	4,866,795
4.25%, 11/15/14		5,000	5,460,940
4.25%, 11/15/17		500	538,750

Total U.S. Treasury and U.S. Government Agency Obligations (Cost $70,776,257)			72,603,064

SHORT TERM INVESTMENTS – 17.2%

COMMERCIAL PAPER – 4.5%
Coca-Cola Co.(3) 0.18%, 12/15/09		1,205	1,204,548
Nestle Finance International Ltd.
0.13%, 10/14/09	LU	1,687	1,686,921
0.16%, 10/26/09	LU	2,822	2,821,686
Pfizer, Inc.(3) 0.13%, 10/28/09		865	864,916
Procter & Gamble International Funding SCA(3) 0.20%, 10/21/09	LU	700	699,922

Total Commercial Paper (Amortized cost $7,277,993)			7,277,993

FOREIGN GOVERNMENT OBLIGATIONS – 5.7%
Canadian Wheat Board 0.19%, 11/16/09	CA	2,000	1,999,515
KFW International Finance, Inc.(3) 0.22%, 10/13/09	DE	3,000	2,999,785
Province of British Columbia
0.14%, 12/18/09	CA	1,433	1,432,565
0.16%, 10/15/09	CA	1,000	999,940
Province of Quebec(3) 0.22%, 11/4/09	CA	1,900	1,899,605

Total Foreign Government Obligations (Amortized cost $9,331,410)			9,331,410

		Shares
MUTUAL FUNDS – 7.0%
Federated Prime Obligation Fund		5,645,396	5,645,396
State Street Institutional Liquid Reserves Fund		5,724,573	5,724,573

Total Mutual Funds (Cost $11,369,969)			11,369,969

Total Short Term Investments (Cost $27,979,372)			27,979,372

SUN CAPITAL INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

Value
TOTAL INVESTMENTS – 108.9% (Cost $175,377,662)	$176,835,478

Liabilities in excess of other assets – (8.9)%	(14,471,804)

NET ASSETS – 100.0%	$162,363,674

*	Unless otherwise noted the issuer country code for all securities is United States.
**	Security is fair valued by management.
(1)	Security is in default and is non-income producing.
(2)	Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2009.
(3)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009 these securities amounted to $32,605,542, representing 20.1% of net assets.
(4)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.

MDR	Security subject to mortgage dollar roll transaction.

TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of the TBA securities (excluding forward sales contracts, if any) amounts to $14,677,124 which represents approximately 9.0% of net assets as of September 30, 2009.
TLGP	Temporary Liquidity Guarantee Program.

AU	Australia
BM	Bermuda
CA	Canada
DE	Germany
GB	Great Britain
HK	Hong Kong
IN	India
KR	Korea, Republic Of
LU	Luxembourg
MX	Mexico
QA	Qatar
VG	British Virgin Islands

SUN CAPITAL INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(5)	Fair Value Measurements +

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value as of September 30, 2009:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets
Asset Backed Securities	$—	$385,345	$—	*	$385,345
Corporate Debt Obligations(a)	—	64,723,774	—		64,723,774
Commercial Mortgage Backed Securities	—	5,892,869	—		5,892,869
Residential Non-Agency Mortgage Backed Securities	—	4,248,984	—		4,248,984
U.S. Government Guaranteed Note	—	1,002,070	—		1,002,070
U.S. Treasury and U.S. Government Agency Obligations	18,414,994	54,188,070	—		72,603,064
Short Term Investments
Commercial Paper	—	7,277,993	—		7,277,993
Foreign Government Obligations	—	9,331,410	—		9,331,410
Mutual Funds	11,369,969	—	—		11,369,969

Total Short Term Investments	11,369,969	16,609,403	—		27,979,372

Total Investments	29,784,963	147,050,515	—	*	176,835,478

Total	$29,784,963	$147,050,515	$—	*	$176,835,478

+	See Note 2b in the Notes to Portfolios of Investments for additional information.
*	The only investment held by the Fund whose fair value was determined using Level 3 inputs had a value of $0 and $0 at December 31, 2008 and September 30, 2009.
(a)	See Portfolio of Investments for additional detailed categorizations.

SUN CAPITAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
COMMERCIAL PAPER – 28.6%
Citigroup Funding, Inc. 0.30%, 10/23/09		$2,088	$2,087,617
Coca-Cola Co.(1)
0.18%, 12/15/09		550	549,794
0.20%, 10/9/09		3,000	2,999,867
0.26%, 12/2/09		3,000	2,998,657
0.27%, 10/6/09		1,450	1,449,946
HSBC Finance Corp. 0.20%, 10/9/09		5,426	5,425,759
JP Morgan Chase & Co. 0.12%, 10/6/09		4,765	4,764,921
Microsoft Corp.(1)
0.14%, 11/19/09		630	629,880
0.16%, 11/19/09		1,135	1,134,753
0.16%, 12/16/09		5,290	5,288,213
Nestle Capital Corp.(1)
0.17%, 11/24/09	LU	4,000	3,998,980
0.23%, 2/12/10	LU	3,000	2,997,432
0.30%, 2/8/10	LU	1,000	998,917
Pfizer, Inc.
0.15%, 10/27/09		1,190	1,189,871
0.15%, 11/5/09		6,000	5,999,125
0.20%, 12/14/09		500	499,794
Rabobank USA Financial Corp. 0.14%, 10/19/09		5,500	5,499,615
Societe Generale North America, Inc.
0.19%, 10/20/09		2,400	2,399,759
0.22%, 11/30/09		250	249,908
0.23%, 11/16/09		2,985	2,984,123
The Procter & Gamble Co.(1)
0.22%, 10/1/09		3,000	3,000,000
0.22%, 11/12/09		1,000	999,743
Wal-Mart Stores, Inc.(1)
0.14%, 10/13/09		1,706	1,705,920
0.15%, 11/2/09		2,000	1,999,733
0.15%, 11/24/09		3,500	3,499,212

Total Commercial Paper (Amortized cost $65,351,539)			65,351,539

CORPORATE DEBT OBLIGATIONS – 2.0%

BANKS – 0.2%
Morgan Stanley(2) 0.79%, 1/15/10		500	499,949

CONSUMER PRODUCTS – 1.8%
Procter & Gamble International Funding SCA(2) 0.48%, 5/7/10	LU	4,000	4,000,000

Total Corporate Debt Obligations (Amortized cost $4,499,949)			4,499,949

FOREIGN GOVERNMENT OBLIGATIONS – 15.5%
Canadian Wheat Board 0.19%, 11/16/09	CA	6,810	6,808,347
Export Development Canada
0.13%, 11/16/09	CA	1,035	1,034,828
0.17%, 10/1/09	CA	1,390	1,390,000
0.18%, 11/20/09	CA	1,890	1,889,528
0.28%, 11/23/09	CA	4,720	4,718,054
Government of Canada Bills
0.25%, 11/10/09	CA	2,000	1,999,444
0.25%, 12/10/09	CA	1,355	1,354,341
0.27%, 12/7/09	CA	1,300	1,299,347
0.30%, 1/12/10	CA	1,345	1,343,846
Province of British Columbia
0.16%, 10/15/09	CA	1,000	999,940
0.17%, 1/13/10	CA	7,000	6,996,562
Province of Quebec(1)
0.19%, 12/7/09	CA	1,000	999,646
0.20%, 10/14/09	CA	2,540	2,539,817
0.22%, 10/14/09	CA	2,000	1,999,841

Total Foreign Government Obligations (Amortized cost $35,373,541)			35,373,541

FOREIGN GOVERNMENT SPONSORED COMMERCIAL PAPER – 7.0%
European Investment Bank SNAT
0.17%, 11/20/09		6,700	6,698,418
0.19%, 10/23/09		1,270	1,269,856
KFW International Finance, Inc.(1)
0.20%, 10/20/09	DE	5,000	4,999,472
0.20%, 11/16/09	DE	2,000	1,999,489
0.23%, 10/23/09	DE	1,000	999,860

Total Foreign Government Sponsored Commercial Paper (Amortized cost $15,967,095)			15,967,095

U.S. GOVERNMENT GUARANTEED OBLIGATIONS – 10.5%

NOTES – 10.5%
TLGP Bank of America NA(2) 0.55%, 7/29/10		5,000	5,000,000
TLGP GE Capital Corp.(2) 0.38%, 3/11/11		7,000	7,000,000
TLGP Goldman Sachs Group, Inc.(2) 0.38%, 3/15/11		12,000	12,000,000

Total U.S. Government Guaranteed Obligations (Amortized cost $24,000,000)			24,000,000

U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS – 28.8%
Federal Home Loan Mortgage Corp. Discount Notes
0.12%, 10/6/09		2,065	2,064,966
0.13%, 12/21/09		1,805	1,804,472
0.14%, 12/7/09		369	368,907
0.14%, 10/13/09		864	863,960
0.16%, 11/23/09		4,940	4,938,836
0.20%, 10/13/09		5,240	5,239,651
0.22%, 10/13/09		500	499,963
0.23%, 11/9/09		2,015	2,014,498
0.24%, 12/1/09		4,800	4,798,048

SUN CAPITAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
0.28%, 1/11/10		$2,385	$2,383,108
0.28%, 2/8/10		1,000	998,989
Federal National Mortgage Association Discount Notes
0.16%, 11/18/09		3,560	3,559,240
0.16%, 11/25/09		3,350	3,349,181
0.18%, 3/17/10		5,685	5,680,253
0.19%, 10/13/09		2,295	2,294,855
0.19%, 10/28/09		6,500	6,499,074
0.22%, 10/13/09		1,149	1,148,916
0.22%, 12/10/09		3,005	3,003,714
0.23%, 10/1/09		2,595	2,595,000
0.23%, 12/1/09		1,625	1,624,367
0.31%, 11/2/09		1,000	999,724
0.70%, 10/16/09		2,000	1,999,417
U.S. Treasury Bill 0.11%, 12/24/09		7,163	7,161,161

Total U.S. Treasury and U.S. Government Agency Obligations (Amortized cost $65,890,300)			65,890,300

		Shares
MUTUAL FUNDS – 8.0%
Federated Prime Obligation Fund		9,693,925	9,693,925
State Street Institutional Liquid Reserves Fund		8,669,932	8,669,932

Total Mutual Funds (Cost $18,363,857)			18,363,857

TOTAL INVESTMENTS – 100.4% (Cost $229,446,281)			229,446,281
Liabilities in excess of other assets – (0.4)%			(977,047)

NET ASSETS – 100.0%			$228,469,234

*	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009 these securities amounted to $47,789,172, representing 20.9% of net assets.
(2)	Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2009.

SNAT	Supranational
TLGP	Temporary Liquidity Guarantee Program.

CA	Canada
DE	Germany
LU	Luxembourg

SUN CAPITAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements +

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value as of September 30, 2009:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Commercial Paper	$—	$65,351,539	$—	$65,351,539
Corporate Debt Obligations(a)	—	4,499,949	—	4,499,949
Foreign Government Obligations	—	35,373,541	—	35,373,541
Foreign Government Sponsored Commercial Paper	—	15,967,095	—	15,967,095
U.S. Government Guaranteed Obligations Notes	—	24,000,000	—	24,000,000
U.S. Treasury and U.S. Government Agency Obligations	7,161,161	58,729,139	—	65,890,300
Mutual Funds	18,363,857	—	—	18,363,857

Total Investments	25,525,018	203,921,263	—	229,446,281

Total	$25,525,018	$203,921,263	$—	$229,446,281

+	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SUN CAPITAL GLOBAL REAL ESTATE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 98.1%

PAPER & FOREST PRODUCTS – 1.6%
Weyerhaeuser Co.		95,831	$3,512,206

REAL ESTATE INVESTMENT TRUSTS – 68.3%

DIVERSIFIED – 9.6%
British Land Co. PLC	GB	523,662	3,976,906
Land Securities Group PLC	GB	301,018	3,006,702
Stockland	AU	1,690,453	6,084,575
Vornado Realty Trust		114,276	7,360,517

			20,428,700

INDUSTRIAL – 3.2%
Goodman Group	AU	5,462,253	3,204,501
Segro PLC	GB	608,445	3,573,523

			6,778,024

MORTGAGE – 1.5%
Starwood Property Trust, Inc.*		161,447	3,269,302

OFFICE – 12.0%
Alexandria Real Estate Equities, Inc.		34,690	1,885,402
BioMed Realty Trust, Inc.		329,546	4,547,735
Boston Properties, Inc.		47,680	3,125,424
Digital Realty Trust, Inc.		111,131	5,079,798
Douglas Emmett, Inc.		254,441	3,124,535
Lexington Corporate Properties Trust		482,036	2,458,384
Nippon Building Fund, Inc.	JP	581	5,184,437

			25,405,715

RESIDENTIAL – 2.6%
AvalonBay Communities, Inc.		33,163	2,411,945
Equity Residential Properties Trust		99,327	3,049,339

			5,461,284

RETAIL – 30.7%
CFS Retail Property Trust	AU	2,055,940	3,645,637
Corio NV	NL	30,589	2,109,651
Federal Realty Investment Trust		24,164	1,482,945
Fukuoka REIT Corp.	JP	521	3,041,319
Hammerson PLC	GB	682,151	4,298,581
Kimco Realty Corp.		182,750	2,383,060
Klepierre	FR	61,302	2,431,487
Mercialys	FR	101,043	4,014,431
Simon Property Group, Inc.		157,090	10,906,759
The Link REIT	HK	3,410,151	7,524,285
The Macerich Co.		3,546	107,550
Unibail-Rodamco	FR	55,485	11,525,476
Westfield Group	AU	954,146	11,700,290

			65,171,471

SPECIALIZED – 8.7%
HCP, Inc.		90,093	2,589,273
Medical Properties Trust, Inc.		480,972	3,756,391
Plum Creek Timber Co., Inc.		85,671	2,624,959
Public Storage		65,092	4,897,522
Ventas, Inc.		122,783	4,727,146

			18,595,291

			145,109,787

REAL ESTATE MANAGEMENT & DEVELOPMENT – 26.2%

DIVERSIFIED REAL ESTATE ACTIVITIES – 22.5%
Capitaland Ltd.	SG	2,727,003	7,201,541
Hang Lung Properties, Ltd.	HK	2,646,976	9,785,210
Mitsubishi Estate Co. Ltd.	JP	582,382	9,160,847
Mitsui Fudosan Co., Ltd.	JP	429,613	7,269,895
Sun Hung Kai Properties, Ltd.	HK	560,483	8,273,399
Wharf Holdings, Ltd.	HK	1,151,078	6,111,813

			47,802,705

REAL ESTATE OPERATING COMPANIES – 3.7%
Atrium European Real Estate Ltd.*	JE	1,096,801	7,880,563

			55,683,268

THRIFT & MORTGAGE FINANCE – 2.0%
New York Community Bancorp, Inc.		364,016	4,157,063

Total Common Stocks (Cost $171,852,807)			208,462,324

SHORT TERM INVESTMENTS – 0.3%

MUTUAL FUNDS – 0.3%
Federated Prime Obligation Fund		755,876	755,876
State Street Institutional Liquid Reserves Fund		3	3

Total Short Term Investments (Cost $755,879)			755,879

TOTAL INVESTMENTS – 98.4% (Cost $172,608,686)			209,218,203
Other assets less liabilities – 1.6%			3,331,150

NET ASSETS – 100.0%			$212,549,353

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
AU	Australia
FR	France
GB	Great Britain
HK	Hong Kong
JE	Jersey
JP	Japan
NL	Netherlands
SG	Singapore

SUN CAPITAL GLOBAL REAL ESTATE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements +

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value as of September 30, 2009:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks(a)	$208,462,324	$—	$—	$208,462,324
Short Term Investments Mutual Funds	755,879	—	—	755,879

Total Investments	209,218,203	—	—	209,218,203

Total	$209,218,203	$—	$—	$209,218,203

+	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC DAVIS VENTURE VALUE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 94.9%

AIR FREIGHT & LOGISTICS – 0.5%
United Parcel Services, Inc., Class B		28,840	$1,628,595

AUTOMOBILES – 1.0%
Harley-Davidson, Inc.		137,896	3,171,608

BEVERAGES – 2.9%
Diageo PLC ADR	GB	67,687	4,162,074
Heineken Holding NV	NL	80,009	3,263,635
The Coca-Cola Co.		32,100	1,723,770

			9,149,479

CAPITAL MARKETS – 3.2%
Ameriprise Financial, Inc.		66,665	2,421,940
Bank of New York Mellon Corp.		196,000	5,682,040
The Goldman Sachs Group, Inc.		11,601	2,138,644

			10,242,624

CHEMICALS – 0.7%
Monsanto Co.		20,740	1,605,276
Potash Corp. of Saskatchewan, Inc.	CA	7,245	654,513

			2,259,789

COMMERCIAL BANKS – 6.5%
Julius Baer Holding AG	CH	137,100	6,846,401
Wells Fargo & Co.		489,583	13,796,449

			20,642,850

COMMERCIAL SERVICES & SUPPLIES – 2.1%
Iron Mountain, Inc.*		215,014	5,732,273
Visa, Inc., Class A		11,640	804,441

			6,536,714

COMPUTERS & PERIPHERALS – 1.5%
Hewlett-Packard Co.		101,530	4,793,231

CONSTRUCTION MATERIALS – 0.8%
Martin Marietta Materials, Inc.		4,800	441,936
Vulcan Materials Co.		37,094	2,005,673

			2,447,609

CONSUMER FINANCE – 3.5%
American Express Co.		327,195	11,091,910

CONTAINERS & PACKAGING – 2.0%
Sealed Air Corp.		314,498	6,173,596

DIVERSIFIED CONSUMER SERVICES – 0.6%
H&R Block, Inc.		106,511	1,957,672

DIVERSIFIED FINANCIAL SERVICES – 3.5%
JP Morgan Chase & Co.		207,686	9,100,801
Moody’s Corp.		90,846	1,858,709

			10,959,510

ELECTRICAL EQUIPMENT – 0.5%
ABB Ltd. ADR*	CH	72,890	$1,460,716

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.4%
Agilent Technologies, Inc.*		139,308	3,876,942
Garmin, Ltd.	KY	18,280	689,887

			4,566,829

ENERGY EQUIPMENT & SERVICES – 0.9%
Transocean, Ltd.*	CH	33,312	2,849,175

FOOD & STAPLES RETAILING – 6.6%
Costco Wholesale Corp.		234,820	13,257,937
CVS Caremark Corp.		216,422	7,734,922

			20,992,859

FOOD PRODUCTS – 0.3%
The Hershey Co.		20,120	781,863

HEALTH CARE EQUIPMENT & SUPPLIES – 1.1%
Becton, Dickinson and Co.		38,300	2,671,425
CareFusion Corp.*		32,308	704,314

			3,375,739

HEALTH CARE PROVIDERS & SERVICES – 2.8%
Cardinal Health, Inc.		64,516	1,729,029
Express Scripts, Inc.*		49,335	3,827,409
Laboratory Corp. of America Holdings*		15,710	1,032,147
UnitedHealth Group, Inc.		95,390	2,388,566

			8,977,151

HOUSEHOLD DURABLES – 0.1%
Hunter Douglas NV	AN	11,233	452,368

HOUSEHOLD PRODUCTS – 1.5%
The Procter & Gamble Co.		79,715	4,617,093

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
AES Corp.*		33,960	503,287

INDUSTRIAL CONGLOMERATES – 0.8%
Tyco International Ltd.	CH	69,982	2,412,979

INSURANCE – 12.0%
American International Group, Inc.*		4,345	191,658
Berkshire Hathaway, Inc., Class A*		159	16,059,000
Fairfax Financial Holdings Ltd.	CA	3,370	1,249,360
Loews Corp.		235,555	8,067,759
Markel Corp.*		825	272,102
Nipponkoa Insurance Co., Ltd.	JP	5,850	36,626
The Hartford Financial Services Group, Inc.		61,419	1,627,603
The Principal Financial Group, Inc.		25,300	692,967
The Progressive Corp.*		396,999	6,582,243
Transatlantic Holdings, Inc.		61,830	3,102,011

			37,881,329

SC DAVIS VENTURE VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
INTERNET & CATALOG RETAIL – 0.7%
Amazon.com, Inc.*		16,780	$1,566,581
Liberty Media Corp. - Interactive, Series A*		66,597	730,569

			2,297,150

INTERNET SOFTWARE & SERVICES – 1.4%
Google, Inc., Class A*		8,905	4,415,544

MACHINERY – 0.3%
PACCAR, Inc.		26,470	998,184

MARINE – 0.8%
China Shipping Development Co., Ltd.	CN	694,800	873,201
Kuehne & Nagel International AG	CH	18,286	1,588,975

			2,462,176

MEDIA – 3.8%
Comcast Corp., Class A Special		156,388	2,514,719
Grupo Televisa SA ADR	MX	69,216	1,286,726
Liberty Media Corp. - Entertainment, Series A*		55,570	1,728,783
News Corp., Class A		341,290	4,092,067
The Walt Disney Co.		88,140	2,420,324

			12,042,619

METALS & MINING – 0.8%
BHP Billiton PLC	GB	51,100	1,394,847
Rio Tinto PLC	GB	25,112	1,070,943

			2,465,790

OIL, GAS & CONSUMABLE FUELS – 14.7%
Canadian Natural Resources, Ltd.	CA	110,921	7,452,782
China Coal Energy Co.	CN	1,605,300	2,104,483
ConocoPhillips		36,200	1,634,792
Devon Energy Corp.		141,750	9,544,027
EOG Resources, Inc.		120,533	10,065,711
Occidental Petroleum Corp.		185,810	14,567,504
OGX Petroleo e Gas Participacoes SA	BR	1,600	1,223,744

			46,593,043

PAPER & FOREST PRODUCTS – 0.7%
Sino-Forest Corp.*	CA	141,830	2,240,083

PERSONAL PRODUCTS – 0.1%
Natura Cosmeticos SA	BR	20,200	364,298

PHARMACEUTICALS – 5.4%
Johnson & Johnson		93,100	5,668,859
Merck & Co., Inc.		90,800	2,872,004
Pfizer, Inc.		161,600	2,674,480
Schering-Plough Corp.		207,200	5,853,400

			17,068,743

PROFESSIONAL SERVICES – 0.2%
The Dun & Bradstreet Corp.		9,300	700,476

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.0%
Brookfield Asset Management, Inc.	CA	71,300	1,619,223
Hang Lung Group, Ltd.	HK	304,900	1,522,523

			3,141,746

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.9%
Texas Instruments, Inc.		259,765	6,153,833

SOFTWARE – 2.3%
Activision Blizzard, Inc.*		132,400	1,640,436
Microsoft Corp.		217,260	5,624,861

			7,265,297

SPECIALTY RETAIL – 1.9%
Bed Bath & Beyond, Inc.*		105,410	3,957,092
CarMax, Inc.*		104,087	2,175,418

			6,132,510

TOBACCO – 0.9%
Philip Morris International, Inc.		59,648	2,907,244

TRANSPORTATION – 1.0%
China Merchants Holdings International Co., Ltd.	HK	710,093	2,363,907
Cosco Pacific Ltd.	BM	547,916	786,166

			3,150,073

TRANSPORTATION INFRASTRUCTURE – 0.0%+
LLX Logistica SA*	BR	14,800	54,134

Total Common Stocks (Cost $260,837,393)			300,379,518

		Principal Amount (000)
CORPORATE DEBT OBLIGATION – 0.4%

AUTOMOBILES – 0.4%
Harley-Davidson, Inc. 15.00%, 2/1/14 (Cost $1,000,000)		$1,000	1,217,998

SHORT TERM INVESTMENTS – 5.7%

COMMERCIAL PAPER – 5.7%
San Paolo U.S. Financial 0.16%, 10/1/09		6,000	6,000,000
Societe Generale North America 0.04%, 10/1/09		12,065	12,065,000

Total Short Term Investments (Amortized cost $18,065,000)			18,065,000

TOTAL INVESTMENTS – 101.0% (Cost $279,902,393)			319,662,516
Liabilities in excess of other assets – (1.0)%			(3,041,671)

NET ASSETS – 100.0%			$316,620,845

*	Non-income producing security.

SC DAVIS VENTURE VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.

ADR	American Depositary Receipt
AN	Netherlands Antilles
BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
CN	China
GB	Great Britain
HK	Hong Kong
JP	Japan
KY	Cayman Islands
MX	Mexico
NL	Netherlands

(1)	Fair Value Measurements ++

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value as of September 30, 2009:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks(a)	$300,379,518	$—	$—	$300,379,518
Corporate Debt Obligation Automobiles	—	1,217,998	—	1,217,998
Short Term Investments Commercial Paper	—	18,065,000	—	18,065,000

Total Investments	300,379,518	19,282,998	—	319,662,516

Total	$300,379,518	$19,282,998	$—	$319,662,516

++	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 99.3%

AEROSPACE & DEFENSE – 1.5%
BE Aerospace, Inc.*		62,107	$1,250,835
Ceradyne, Inc.*		18,926	346,914
Cubic Corp.		4,488	177,141
DynCorp International, Inc.*		19,830	356,940
Gencorp, Inc.*		22,400	120,064
Triumph Group, Inc.		8,551	410,362

			2,662,256

AIR FREIGHT & LOGISTICS – 0.6%
HUB Group, Inc.*		46,403	1,060,309

AIRLINES – 0.6%
Allegiant Travel Co.*		5,066	192,964
Hawaiian Holdings, Inc.*		32,380	267,459
Republic Airways Holdings, Inc.*		23,637	220,533
SkyWest, Inc.		18,541	307,410

			988,366

AUTO COMPONENTS – 0.4%
ATAC, Technology Corp.*		12,810	253,125
Spartan Motors, Inc.		5,319	27,340
Standard Motor Products, Inc.		900	13,680
Wabco Holdings, Inc.		17,457	366,597

			660,742

BEVERAGES – 0.1%
Cott Corp.*	CA	22,100	162,435

BIOTECHNOLOGY – 1.3%
Acorda Therapeutics, Inc.*		15,603	363,238
Cubist Pharmaceuticals, Inc.*		2,330	47,066
Martek Biosciences Corp.*		16,283	367,833
PDL BioPharma, Inc.		42,195	332,497
QLT, Inc.*	CA	18,642	68,975
Savient Pharmaceuticals, Inc.*		71,550	1,087,560

			2,267,169

BUILDING PRODUCTS – 0.4%
Aaon, Inc.		6,697	134,476
Ameron International Corp.		4,833	338,213
Apogee Enterprises, Inc.		20,113	302,097

			774,786

CAPITAL MARKETS – 4.0%
Ares Capital Corp.		4,897	53,965
BGC Partners, Inc.		10,900	46,652
BlackRock Kelso Capital Corp.		6,700	49,714
Fifth Street Finance Corp.		17,100	186,903
Gladstone Capital Corp.		15,146	135,254
Hercules Technology Growth Capital, Inc.		26,510	260,328
Investment Technology Group, Inc.*		4,650	129,828
Janus Capital Group, Inc.		16,900	239,642
Knight Capital Group, Inc.*		56,851	1,236,509
LaBranche & Co., Inc.*		43,668	148,471
MCG Capital Corp.*		23,961	100,397
MF Global, Ltd.*	BM	164,372	1,194,984
optionsXpress Holdings, Inc.		41,540	717,811
PennantPark Investment Corp.		9,261	75,107
Penson Worldwide, Inc.*		23,602	229,883
Prospect Capital Corp.		40,385	432,523
Stifel Financial Corp.*		21,814	1,197,589
Teton Advisors, Inc., Class B*		29	107
Tradestation Group, Inc.*		28,451	231,876
W.P. Carey & Co., LLC		5,000	141,550
Waddell & Reed Financial, Inc., Class A		9,797	278,725

			7,087,818

CHEMICALS – 2.3%
Ashland, Inc.		11,689	505,199
CF Industries Holdings, Inc.		1,040	89,679
Cytec Industries, Inc.		34,494	1,120,020
Hawkins, Inc.		1,669	38,988
Innophos Holdings, Inc.		18,153	335,830
Koppers Holdings, Inc.		7,812	231,626
LSB Industries, Inc.*		10,077	156,899
Minerals Technologies, Inc.		6,697	318,509
NewMarket Corp.		3,992	371,416
OM Group, Inc.*		10,659	323,927
PolyOne Corp.*		8,900	59,363
Schulman A, Inc.		12,619	251,497
Spartech Corp.		10,516	113,257
Stepan Chemical Co.		1,925	115,654

			4,031,864

COMMERCIAL BANKS – 2.7%
Alliance Financial Corp.		1,925	52,071
Banco Latinoamericano de Comercio Exterior SA, Class E	PA	15,603	221,875
Banco Macro SA ADR	AR	7,467	180,328
Bancolombia SA ADR	CO	5,300	227,529
Bank Of Marin Bancorp		1,925	60,310
Cass Information Systems, Inc.		537	16,035
First Citizens BancShares, Inc.		1,408	224,013
Grupo Financiero Galicia SA ADR*	AR	16,008	75,398
Hancock Holding Co.		17,852	670,700
IBERIABANK Corp.		13,982	637,020
International Bancshares Corp.		19,605	319,757
Oriental Financial Group	PR	25,167	319,621
Santander Bancorp*	PR	1,246	12,148
Sterling Bancshares, Inc.		71,641	523,696
TCF Financial Corp.		46,064	600,674
The First of Long Island Corp.		2,229	59,269
Westamerica Bancorporation		11,152	579,904

			4,780,348

COMMERCIAL SERVICES & SUPPLIES – 3.3%
Administaff, Inc.		5,127	134,686
American Reprographics Co.*		26,995	256,993
Comfort Systems USA, Inc.		23,851	276,433
Courier Corp.		740	11,211

SC OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Deluxe Corp.		21,356	$365,188
EnergySolutions, Inc.		60,486	557,681
Ennis, Inc.		6,626	106,877
G&K Services, Inc.		6,272	138,988
Herman Miller, Inc.		20,760	351,052
Kenexa Corp.*		5,654	76,216
Kforce, Inc.*		6,910	83,058
Knoll, Inc.		17,825	185,915
M&F Worldwide Corp.*		3,146	63,675
North American Galvanizing & Coatings, Inc.*		10,770	65,374
Pike Electric Corp.*		7,500	89,850
R.R. Donnelley & Sons Co.		22,300	474,098
Resources Global Professionals*		24,689	421,194
School Specialty, Inc.*		17,538	416,001
Spherion Corp.*		14,367	89,219
Steelcase, Inc., Class A		34,400	213,624
Teletech Holdings, Inc.*		22,454	383,065
The Brink’s Co.		5,830	156,885
Waste Connections, Inc.*		24,306	701,471
Watson Wyatt Worldwide, Inc.		4,393	191,359

			5,810,113

COMMUNICATIONS EQUIPMENT – 4.2%
3Com Corp.*		96,626	505,354
Adtran, Inc.		13,475	330,811
Arris Group, Inc.*		85,639	1,114,163
Black Box Corp.		6,748	169,307
Blue Coat Systems, Inc.*		57,274	1,293,820
CommScope, Inc.*		12,422	371,791
Comtech Telecommunications Corp.*		26,950	895,279
Dycom Industries, Inc.*		27,214	334,732
NETGEAR, Inc.*		3,349	61,454
Oplink Communications, Inc.*		4,184	60,752
Plantronics, Inc.		17,514	469,550
Polycom, Inc.*		22,213	594,198
Sierra Wireless, Inc.*	CA	19,340	193,013
Starent Networks Corp.*		32,018	813,898
Symmetricom, Inc.*		5,046	26,138
Tekelec, Inc.*		11,800	193,874

			7,428,134

COMPUTERS & PERIPHERALS – 1.0%
China Digital TV Holding Co., Ltd. ADR	KY	8,207	59,090
Cray, Inc.*		8,085	67,348
NCR Corp.*		12,188	168,438
QLogic Corp.*		26,393	453,960
Quantum Corp.*		49,483	62,348
Synaptics, Inc.*		40,758	1,027,102

			1,838,286

CONSTRUCTION & ENGINEERING – 1.0%
EMCOR Group, Inc.*		16,028	405,829
Granite Construction, Inc.		5,462	168,994
Michael Baker Corp.*		5,529	200,924
Sterling Construction Co., Inc.*		900	16,119
Tutor Perini Corp.*		42,837	912,428

			1,704,294

CONSTRUCTION MATERIALS – 0.5%
Eagle Materials, Inc.		32,563	930,651

CONSUMER FINANCE – 1.0%
Advance America Cash Advance Centers, Inc.		22,451	125,726
Cash America International, Inc.		13,435	405,199
EZCORP, Inc., Class A*		21,125	288,567
First Cash Financial Services, Inc.*		14,290	244,788
Nelnet, Inc., Class A*		16,345	203,332
The Student Loan Corp.		1,104	51,226
World Acceptance Corp.*		14,960	377,141

			1,695,979

CONTAINERS & PACKAGING – 0.8%
AEP Industries, Inc.*		1,824	72,778
Bway Holding Co.*		9,017	166,905
Myers Industries, Inc.		12,665	136,402
Packaging Corp of America		37,254	759,981
Rock-Tenn Co.		6,029	284,026

			1,420,092

DISTRIBUTORS – 0.1%
Core-mark Holding Co., Inc.*		6,098	174,403

DIVERSIFIED CONSUMER SERVICES – 0.9%
Capella Education Co.*		17,325	1,166,665
Hillenbrand, Inc.		2,168	44,162
Pre-Paid Legal Services, Inc.*		3,670	186,436
Steiner Leisure, Ltd.*	BS	6,726	240,522

			1,637,785

DIVERSIFIED FINANCIAL SERVICES – 1.2%
Lender Processing Services, Inc.		17,649	673,662
MSCI, Inc., Class A*		35,704	1,057,553
Portfolio Recovery Associates, Inc.*		8,130	368,533

			2,099,748

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.3%
Atlantic Tele-network, Inc.		1,013	54,114
Cincinnati Bell, Inc.*		116,707	408,475
D&E Communications, Inc.		6,079	69,848

			532,437

ELECTRIC UTILITIES – 0.8%
Cleco Corp.		14,883	373,266
Companhia Paranaense de Energia-Copel ADR	BR	23,880	421,004
El Paso Electric Co.*		5,775	102,044
Unisource Energy Corp.		598	18,389
Unitil Corp.		6,282	141,031
Westar Energy, Inc.		16,920	330,109

			1,385,843

SC OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
ELECTRICAL EQUIPMENT – 1.8%
AZZ, Inc.*		7,244	$290,991
Brady Corp.		5,482	157,443
Encore Wire Corp.		11,109	248,175
EnerSys*		15,518	343,258
GT Solar International, Inc.*		12,685	73,700
Harbin Electric, Inc.*		17,500	295,400
Hubbell, Inc., Class B		8,804	369,768
Powell Industries, Inc.*		9,441	362,440
Regal-Beloit Corp.		15,208	695,158
Thomas & Betts Corp.*		10,660	320,653

			3,156,986

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.5%
Benchmark Electronics, Inc.*		22,553	405,954
Checkpoint Systems, Inc.*		7,690	126,424
Insight Enterprises, Inc.*		19,463	237,643
Multi Fineline Electronix, Inc.*		13,227	379,747
OSI Systems, Inc.*		8,610	157,477
PC Connection, Inc.*		1,246	6,778
ScanSource, Inc.*		10,431	295,406
SYNNEX Corp.*		11,895	362,560
Tech Data Corp.*		9,889	411,481
Technitrol, Inc.		2,600	23,946
TTM Technologies, Inc.*		21,618	247,958

			2,655,374

ENERGY EQUIPMENT & SERVICES – 1.9%
Acergy SA ADR	LU	28,166	355,737
Basic Energy Services, Inc.*		11,814	100,301
Bolt Technology Corp*		507	6,373
Cal Dive International, Inc.*		25,309	250,306
Dawson Geophysical Co.*		3,219	88,136
Gulfmark Offshore, Inc.*		10,249	335,552
Key Energy Services, Inc.*		54,411	473,376
Matrix Service Co.*		11,296	122,787
Oil States International, Inc.*		13,293	466,983
SEACOR Holdings, Inc.*		4,316	352,315
T-3 Energy Services, Inc.*		6,983	137,565
Tidewater, Inc.		6,044	284,612
Willbros Group, Inc.*		22,211	338,274

			3,312,317

EXCHANGE TRADED FUNDS – 0.3%
ASA Ltd.	BM	203	15,388
Ishares Russell 2000 Index Fund		7,988	481,117

			496,505

FOOD & STAPLES RETAILING – 0.4%
Nash Finch Co.		2,411	65,917
The Andersons, Inc.		6,958	244,922
The Pantry, Inc.*		16,102	252,479
Weis Markets, Inc.		3,645	116,458

			679,776

FOOD PRODUCTS – 0.9%
American Italian Pasta Co*		5,927	161,096
Cal-Maine Foods, Inc.		4,650	124,480
Darling International, Inc.*		47,700	350,595
J & J Snack Foods Corp.		1,489	64,310
Lancaster Colony Corp.		1,651	84,647
TreeHouse Foods, Inc.*		21,854	779,532

			1,564,660

GAS UTILITIES – 0.8%
AGL Resources, Inc.		10,831	382,009
Atmos Energy Corp.		13,364	376,598
Chesapeake Utilities Corp.		1,013	31,393
New Jersey Resources Corp.		9,108	330,711
Southwest Gas Corp.		11,094	283,785

			1,404,496

HEALTH CARE EQUIPMENT & SUPPLIES – 4.4%
Align Technology, Inc.*		2,746	39,048
American Medical Systems Holdings, Inc.*		14,681	248,402
Atrion Corp.		507	73,211
Cantel Medical Corp.*		8,612	129,697
Greatbatch, Inc.*		25,410	570,963
Haemonetics Corp.*		1,489	83,563
Hill-Rom Holdings, Inc.		22,477	489,549
Integra Lifesciences Holdings Corp.*		18,034	615,861
Invacare Corp.		12,698	282,911
Kensey Nash Corp.*		7,349	212,753
Kinetic Concepts, Inc.*		8,474	313,368
Masimo Corp.*		13,080	342,696
Merit Medical Systems, Inc.*		20,942	362,925
Natus Med, Inc.*		23,060	355,816
NuVasive, Inc.*		21,864	913,041
Orthofix International*	AN	15,633	459,454
Sirona Dental Systems, Inc.*		2,168	64,498
STERIS Corp.		12,128	369,298
Surmodics, Inc.*		16,591	408,139
Symmetry Medical, Inc.*		19,459	201,790
Volcano Corp.*		36,140	607,875
Wright Medical Group, Inc.*		38,561	688,699

			7,833,557

HEALTH CARE PROVIDERS & SERVICES – 6.8%
Alliance Imaging, Inc.*		5,897	33,377
Amedisys, Inc.*		6,940	302,792
America Service Group, Inc.		4,357	72,065
AMN Healthcare Services, Inc.*		15,798	150,239
AmSurg Corp.*		19,324	410,249
Centene Corp.*		19,152	362,739
Chemed Corp.		8,741	383,642
Community Health Systems, Inc.*		4,759	151,955
Corvel Corp.*		1,246	35,386
Cross Country Healthcare, Inc.*		3,242	30,183
Emergency Medical Services Corp., Class A*		5,826	270,909
Genoptix, Inc.*		20,162	701,234
Gentiva Health Services, Inc.*		15,671	391,932
Health Management Associates, Inc., Class A*		219,478	1,643,890
HEALTHSOUTH Corp.*		16,434	257,028

SC OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Healthspring, Inc.*		29,983	$367,292
Healthways, Inc.*		22,316	341,881
HMS Holdings Corp.*		13,546	517,864
inVentiv Health, Inc.*		19,633	328,460
LHC Group, Inc.*		11,641	348,415
LifePoint Hospitals, Inc.*		12,374	334,840
Lincare Holdings, Inc.*		12,763	398,844
Magellan Health Services, Inc.*		8,936	277,552
MEDNAX, Inc.*		20,469	1,124,157
Molina Healthcare, Inc.*		13,804	285,605
Nighthawk Radiology Holdings, Inc.*		10,740	77,650
Odyssey Healthcare, Inc.*		20,892	261,150
Pharmerica Corp.*		18,773	348,615
PSS World Medical, Inc.*		334	7,291
Rehabcare Group, Inc.*		13,676	296,632
Res-Care, Inc.*		8,774	124,679
Sun Healthcare Group, Inc.*		92,523	799,399
The Ensign Group, Inc.		2,938	41,220
Triple-s Management Corp., Class B*	PR	16,180	271,339
U.S. Physical Therapy, Inc.*		4,458	67,182
Universal Health Services, Inc., Class B		2,803	173,590
VCA Antech, Inc.*		4,159	111,835

			12,103,112

HEALTH CARE TECHNOLOGY – 0.3%
MedAssets, Inc.*		26,748	603,702

HOTELS, RESTAURANTS & LEISURE – 3.1%
AFC Enterprises*		1,469	12,369
Ambassadors Group, Inc.		3,751	58,703
Ameristar Casinos, Inc.		49,341	778,601
Bally Technologies, Inc.*		29,281	1,123,512
Burger King Holdings, Inc.		32,148	565,483
California Pizza Kitchen, Inc.*		6,991	109,199
CEC Entertainment, Inc.*		10,947	283,090
Interval Leisure Group, Inc.*		5,707	71,223
Jack In The Box, Inc.*		65,849	1,349,246
P.F. Chang’s China Bistro, Inc.*		10,192	346,222
Papa John’s International, Inc.*		12,931	317,715
Speedway Motorsports, Inc.		8,156	117,365
The Cheesecake Factory, Inc.*		2,500	46,300
Vail Resorts, Inc.*		8,490	284,755

			5,463,783

HOUSEHOLD DURABLES – 0.4%
Blyth, Inc.		6,290	243,612
National Presto Industries, Inc.		3,128	270,603
Tempur-Pedic International, Inc.*		15,380	291,297

			805,512

HOUSEHOLD PRODUCTS – 0.2%
Central Garden And Pet Co., Class A*		25,879	282,858

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
Calpine Corp.*		2,200	25,344
Mirant Corp.*		20,456	336,092

			361,436

INDUSTRIAL CONGLOMERATES – 0.4%
Carlisle Cos., Inc.		10,172	344,932
Standex International Corp.		3,607	71,527
Tredegar Corp.		16,222	235,219

			651,678

INSURANCE – 3.7%
Allied World Assurance Holdings, Ltd.	BM	5,774	276,748
American Equity Investment Life Holding Co.		28,270	198,455
American Physicians Capital, Inc.		6,697	192,941
Amerisafe, Inc.*		16,207	279,571
Amtrust Financial Services, Inc.		18,699	213,356
Argo Group International Holdings, Inc.*	BM	7,477	251,825
Aspen Insurance Holdings, Ltd.	BM	13,627	360,707
CNA Surety Corp.*		10,697	173,291
Conseco, Inc.*		11,800	62,068
Employers Holdings, Inc.		8,734	135,202
Endurance Specialty Holdings, Ltd.	BM	9,959	363,205
Enstar Group, Ltd.*	BM	1,317	82,010
First Mercury Financial Corp.		10,583	140,966
FPIC Insurance Group, Inc.*		4,080	136,884
Hallmark Financial Services, Inc.*		1,327	10,682
Hanover Insurance Group, Inc.		22,695	937,984
Harleysville Group, Inc.		2,584	81,784
Horace Mann Educators Corp.		15,309	213,867
Infinity Property & Casualty Corp.		6,921	294,004
Life Partners Holdings, Inc.		10,135	181,416
Meadowbrook Insurance Group, Inc.		16,846	124,660
National Interstate Corp.		1,743	30,503
National Western Life Insurance Co.		91	16,014
Platinum Underwriters Holdings, Ltd.	BM	10,486	375,818
PMA Capital Corp.*		2,330	13,258
ProAssurance Corp.*		7,274	379,630
Safety Insurance Group, Inc.		8,436	277,713
StanCorp Financial Group, Inc.		10,281	415,044
Validus Holdings Ltd.	BM	13,165	339,657

			6,559,263

INTERNET & CATALOG RETAIL – 0.4%
HSN, Inc.*		7,678	124,998
NutriSystem, Inc.		12,414	189,437

SC OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Ticketmaster Entertainment, Inc.*		36,697	$428,988

			743,423

INTERNET SOFTWARE & SERVICES – 2.8%
Digital River, Inc.*		22,442	904,861
Divx, Inc.*		4,346	23,729
Earthlink, Inc.		38,253	321,708
GigaMedia Ltd.*	SG	60,500	317,020
Internet Brands, Inc., Class A*		2,584	20,620
j2 Global Communications, Inc.*		47,692	1,097,393
Open Text Corp.*	CA	1,000	37,330
Perficient, Inc.*		5,785	47,842
S1 Corp.*		30,142	186,278
SkillSoft PLC ADR*	IE	14,883	142,877
Sohu.com, Inc.*		2,630	180,891
SonicWall, Inc.*		20,892	175,493
United Online, Inc.		28,712	230,845
Valueclick, Inc.*		29,899	394,368
VistaPrint NV*	NL	13,002	659,852
Web.com Group, Inc.*		3,982	28,232
Websense, Inc.*		9,129	153,367

			4,922,706

IT SERVICES – 3.2%
Acxiom Corp.*		40,101	379,355
Broadridge Financial Solutions, Inc.		19,090	383,709
CACI International, Inc., Class A*		23,252	1,099,122
Ciber, Inc.*		39,949	159,796
Convergys Corp.*		34,032	338,278
CSG Systems International, Inc.*		16,815	269,208
DST Systems, Inc.*		7,347	329,146
Gartner, Inc.*		18,680	341,284
Global Cash Access Holdings, Inc.*		28,219	206,281
iGATE Corp.		7,761	66,589
Ness Technologies, Inc.*		17,700	139,653
NeuStar, Inc., Class A*		41,779	944,205
Patni Computer Systems Ltd. ADR	IN	3,242	59,977
Satyam Computer Services, Ltd. ADR	IN	7,295	48,001
SYKES Enterprises, Inc.*		7,161	149,092
Syntel, Inc.		3,650	174,215
TNS, Inc.*		6,413	175,716
Unisys Corp.*		19,100	50,997
Virtusa Corp.*		3,110	29,514
Wright Express Corp.*		11,611	342,641

			5,686,779

LEISURE EQUIPMENT & PRODUCTS – 0.9%
Polaris Industries, Inc.		10,152	413,998
Pool Corp.		36,981	821,718
Smith & Wesson Holding Corp.*		8,734	45,679
Sturm Ruger & Co., Inc.		27,701	358,451

			1,639,846

LIFE SCIENCES TOOLS & SERVICES – 0.5%
AMAG Pharmaceuticals, Inc.*		5,917	258,454
Bruker Corp.*		7,000	74,690
Cambrex Corp*		10,500	66,150
Dionex Corp.*		4,805	312,181
EResearch Technology, Inc.*		30,017	210,119
Kendle International, Inc.*		1,986	33,206

			954,800

MACHINERY – 3.9%
Altra Holdings, Inc.*		7,268	81,329
Ampco-Pittsburgh Corp.		5,633	149,782
Chart Industries, Inc.*		17,375	375,126
Colfax Corp.*		21,976	233,605
Crane Co.		12,209	315,114
DXP Enterprises, Inc.*		3,840	42,816
EnPro Industries, Inc.*		19,063	435,780
Force Protection, Inc.*		21,914	119,650
FreightCar America, Inc.		14,387	349,604
Gardner Denver, Inc.*		47,223	1,647,138
Graco, Inc.		32,492	905,552
Harsco Corp.		3,576	126,626
K-tron International, Inc.*		533	50,747
Lincoln Electric Holdings, Inc.		3,969	188,329
Mueller Industries, Inc.		15,431	368,338
Robbins & Myers, Inc.		14,306	335,905
Toro Co.		10,071	400,524
Wabtec Corp.		21,743	816,015

			6,941,980

MARINE – 0.3%
American Commercial Lines, Inc.*		7,212	210,013
Kirby Corp.*		6,494	239,109
Safe Bulkers, Inc.	MH	12,107	98,309

			547,431

MEDIA – 0.9%
Belo Corp., Class A		24,880	134,601
CTC Media, Inc.*		6,626	104,161
Gannett Co., Inc.		6,000	75,060
Harte-Hanks, Inc.		13,170	182,141
Jon Wiley & Sons, Inc.		1,500	52,170
Mediacom Communications Corp., Class A*		8,642	49,778
Meredith Corp.		12,239	366,436
National CineMedia, Inc.		5,480	92,995
Scholastic Corp.		8,815	214,557
Sinclair Broadcast Group, Inc.		21,368	76,497
Valassis Communications, Inc.*		3,850	68,838
Warner Music Group Corp.*		19,098	105,612

			1,522,846

METALS & MINING – 0.9%
Century Aluminum Co.*		16,717	156,304
Compass Minerals International, Inc.		16,717	1,030,101

SC OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Mesabi Trust		3,374	$34,246
Redcorp Ventures Ltd.*(1)	CA	91,400	427
Thompson Creek Metals Co., Inc.*	CA	26,808	323,573

			1,544,651

MULTI-LINE RETAIL – 0.2%
Big Lots, Inc.*		14,387	359,963

MULTI-UTILITIES – 0.7%
Avista Corp.		9,719	196,518
CH Energy Group, Inc.		7,094	314,335
NorthWestern Corp.		28,400	693,812

			1,204,665

OIL, GAS & CONSUMABLE FUELS – 2.4%
Alpha Natural Resources, Inc.*		6,484	227,588
CVR Energy, Inc.*		24,772	308,164
Encore Aquisition Co.*		7,709	288,317
Holly Corp.		42,881	1,098,611
Inergy LP		19,800	589,644
Knightsbridge Tankers Ltd.	BM	4,684	61,079
MarkWest Energy Partners LP		42,857	1,012,711
McMoRan Exploration Co.*		1,003	7,573
Pengrowth Energy Trust	CA	8,409	88,378
Teekay Tankers Ltd., Class A	MH	7,159	59,778
Western Refining, Inc.*		25,735	165,991
World Fuel Services Corp.		6,819	327,789

			4,235,623

PAPER & FOREST PRODUCTS – 0.2%
Buckeye Technologies, Inc.*		4,100	43,993
KapStone Paper and Packaging Corp.*		4,000	32,560
Schweitzer-Mauduit International, Inc.		4,491	244,131

			320,684

PERSONAL PRODUCTS – 1.3%
American Oriental Bioengineering, Inc.*		28,800	139,968
Bare Escentuals, Inc.*		17,429	207,231
Chattem, Inc.*		17,112	1,136,408
China Sky One Medical, Inc.*		6,940	91,539
Herbalife, Ltd.	KY	10,932	357,914
Nu Skin Enterprises, Inc.		14,652	271,501
Prestige Brands Holdings, Inc.*		25,614	180,322

			2,384,883

PHARMACEUTICALS – 1.1%
Endo Pharmaceuticals Holding, Inc.*		7,768	175,790
Indevus Pharmaceuticals, Inc.*		600	—	***
King Pharmaceuticals, Inc.*		19,271	207,549
Medicis Pharmaceutical Corp., Class A		6,494	138,647
Perrigo Co.		26,016	884,284
Questcor Pharmaceuticals, Inc.*		62,420	344,558
Valeant Pharmaceuticals International*		10,040	281,722

			2,032,550

REAL ESTATE INVESTMENT TRUSTS – 7.6%
Agree Realty Corp.		1,935	44,370
American Capital Agency Corp.		16,170	460,036
CapitalSource, Inc.		74,356	322,705
Chimera Investment Corp.		190,982	729,551
Commercial Net Lease Realty		16,666	357,819
Corporate Office Properties Trust		8,384	309,202
DiamondRock Hospitality Co.*		15,309	124,003
Digital Realty Trust, Inc.		25,800	1,179,318
EastGroup Properties, Inc.		8,550	326,781
Equity Lifestyle Properties, Inc.		6,685	286,051
Equity One, Inc.		740	11,596
Essex Property Trust, Inc.		2,284	181,761
Forestar Real Estate Group, Inc.*		3,445	59,185
Getty Realty Corp.		11,175	274,234
Hatteras Financial Corp.		29,174	874,637
Home Properties, Inc.		9,225	397,505
Liberty Property Trust		1,500	48,795
LTC Properties, Inc.		31,186	749,711
Mack-Cali Realty Corp.		1,500	48,495
Mid America Apartment Communities, Inc.		31,240	1,409,861
National Health Investors, Inc.		7,120	225,348
Nationwide Health Properties, Inc.		1,600	49,584
Omega Healthcare Investors, Inc.		11,483	183,958
PS Business Parks, Inc.		6,302	323,419
Realty Income Corp.		8,018	205,662
Senior Housing Properties Trust		13,627	260,412
Starwood Property Trust, Inc.*		23,300	471,825
Tanger Factory Outlet Centers, Inc.		36,580	1,365,897
Taubman Centers, Inc.		40,020	1,443,922
Universal Health Realty Income Trust		3,029	98,594
Urstadt Biddle Properties, Inc., Class A		10,861	158,462
Walter Investment Management Corp.		20,100	322,002
Washington Real Estate Investment Trust		4,600	132,480

			13,437,181

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
E-House China Holdings Ltd. ADS*	KY	10,233	218,577

ROAD & RAIL – 0.8%
Avis Budget Group, Inc.*		36,525	487,974
Dollar Thrifty Automotive Group*		9,655	237,417

SC OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Old Dominion Freight Line*		22,391	$681,358

			1,406,749

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.7%
ASM International NV*	NL	1,824	33,999
Atheros Communications*		22,695	602,098
Cypress Semiconductor Corp.*		2,330	24,069
Himax Technologies, Inc. ADR	KY	42,928	142,950
Mellanox Technologies Ltd.*	IL	4,174	68,412
Micrel, Inc.		29,633	241,509
Netlogic Microsystems, Inc.*		17,650	794,250
O2Micro International Ltd. ADR*	KY	3,951	20,743
Semtech Corp.*		53,009	901,683
Sigma Designs, Inc.*		11,945	173,561
Silicon Motion Technology Corp. ADR*	KY	7,974	31,736
Skyworks Solutions, Inc.*		61,540	814,790
Tessera Technologies, Inc.*		11,382	317,444
Varian Semiconductor Equipment Associates, Inc.*		17,902	587,902

			4,755,146

SOFTWARE – 4.3%
Actuate Corp.*		14,202	82,088
Blackboard, Inc.*		19,240	726,887
Compuware Corp.*		37,315	273,519
Concur Technologies, Inc.*		9,799	389,608
Double-take Software, Inc.*		6,798	69,272
Ebix, Inc.*		2,928	162,094
FactSet Research Systems, Inc.		12,219	809,387
Fair Issac Corp.		19,585	420,882
Giant Interactive Group, Inc. ADR	KY	16,059	121,567
i2 Technologies, Inc.*		15,883	254,763
Informatica Corp.*		17,020	384,312
Jack Henry & Associates, Inc.		6,199	145,491
JDA Software Group, Inc.*		14,194	311,416
Manhattan Associates, Inc.*		13,301	268,680
MICROS Systems, Inc.*		9,970	300,994
Microstrategy, Inc.*		4,540	324,792
Net 1 UEPS Technologies, Inc.*		23,429	491,072
Netscout Systems, Inc.*		14,833	200,394
Novell, Inc.*		6,250	28,187
OpenTV Corp., Class A*	VG	15,258	21,056
Perfect World Co. Ltd. ADR*	KY	6,373	306,541
Progress Software Corp.*		11,439	259,093
Quest Software, Inc.*		20,213	340,589
Sybase, Inc.*		2,847	110,748
Tibco Software, Inc.*		79,921	758,450

			7,561,882

SPECIALTY RETAIL – 4.1%
Aeropostale, Inc.*		9,382	407,836
Asbury Automotive Group, Inc.*		22,276	282,460
Barnes & Noble, Inc.		14,731	327,323
Big 5 Sporting Goods Corp.		2,369	35,772
Borders Group, Inc., Class A*		10,496	32,643
Cabela’s, Inc.*		20,164	268,988
Cato Corp.		18,822	381,898
Childrens Place Retail Stores, Inc.*		24,093	721,826
Dress Barn, Inc.*		22,918	410,920
DSW, Inc.*		21,074	336,552
Finish Line, Inc., Class A		19,554	198,669
Guess?, Inc.		7,457	276,207
Gymboree Corp.*		8,027	388,346
JOS A Bank Clothiers, Inc.*		3,607	161,485
Kirkland’s, Inc.*		21,505	306,446
RadioShack Corp.		22,158	367,158
Rental-A-Center, Inc.*		17,801	336,083
Signet Jewelers, Ltd.*	BM	5,603	147,527
Stage Stores, Inc.		26,971	349,544
The Men’s Wearhouse, Inc.		15,785	389,889
Tractor Supply Co.*		24,214	1,172,442

			7,300,014

TEXTILES, APPAREL & LUXURY GOODS – 1.8%
Carter’s, Inc.*		12,161	324,699
Fossil, Inc.*		29,664	843,941
Madden Steven Ltd.*		5,435	200,062
Perry Ellis International, Inc.*		7,366	118,151
Phillips-Van Heusen Corp.		25,917	1,108,988
Timberland Co., Class A*		24,741	344,395
UniFirst Corp.		4,070	180,911

			3,121,147

THRIFT & MORTGAGE FINANCE – 0.6%
First Defiance Financial Corp.		3,951	58,909
First Niagara Financial Group, Inc.		33,000	406,890
NASB Financial, Inc.		811	21,329
NewAlliance Bancshares, Inc.		5,702	61,011
Oceanfirst Financial Corp.		2,523	29,267
Ocwen Financial Corp.*		28,158	318,749
United Financial Bancorp, Inc.		7,899	91,471

			987,626

TOBACCO – 0.2%
Universal Corp.		9,213	385,288

TRADING COMPANIES & DISTRIBUTORS – 0.5%
Aircastle Ltd.	BM	5,650	54,635
Beacon Roofing Supply, Inc.*		18,246	291,571
Genesis Lease Ltd. ADS	BM	1,935	17,318
Houston Wire & Cable Co.		9,100	100,555
Interline Brands, Inc.*		3,556	59,919
MSC Industrial Direct Co., Inc., Class A		1,084	47,241
WESCO International, Inc.*		13,820	398,016

			969,255

TRANSPORTATION – 0.2%
Diana Shipping, Inc.	MH	11,800	153,400
International Shipholding Corp.		3,992	122,994

			276,394

WATER UTILITIES – 0.4%
Aqua America, Inc.		39,412	695,228

SC OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 0.2%
USA Mobility, Inc.		18,873	$243,084
Vivo Participacoes SA ADR	BR	1,388	35,047

			278,131

Total Common Stocks (Cost $150,095,460)			175,504,321

SHORT TERM INVESTMENTS – 0.6%

MUTUAL FUNDS – 0.6%
State Street Institutional Treasury Plus Money Market Fund (Cost $1,028,600)		1,028,600	1,028,600

TOTAL INVESTMENTS – 99.9% (Cost $151,124,060)			176,532,921
Other assets less liabilities – 0.1%			260,185

NET ASSETS – 100.0%			$176,793,106

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
***	Security is fair valued by management.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009 this security amounted to $427, representing less than 0.05% of net assets.

ADR	American Depositary Receipt
ADS	American Depositary Shares
AN	Netherlands Antilles
AR	Argentina
BM	Bermuda
BR	Brazil
BS	Bahamas
CA	Canada
CO	Columbia
IE	Ireland
IL	Israel
IN	India
KY	Cayman Islands
LU	Luxembourg
MH	Marshall Islands
NL	Netherlands
PA	Panama
PR	Puerto Rico
SG	Singapore
VG	British Virgin Islands

SC OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements +

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value as of September 30, 2009:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets
Common Stocks(a)	$175,504,321	$—	$—	(b)	$175,504,321
Short Term Investments
Mutual Funds	1,028,600	—	—		1,028,600

Total Investments	176,532,921	—	—	(b)	176,532,921

Total	$176,532,921	$—	$—	(b)	$176,532,921

+	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.
(b)	The only investment held by the Fund whose fair value was determined using Level 3 inputs had a value of $0 at September 30, 2009. The Fund did not own this security at December 31, 2008.

SC OPPENHEIMER LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 98.5%

AEROSPACE & DEFENSE – 3.6%
Lockheed Martin Corp.		4,500	$351,360
Northrop Grumman Corp.		25,100	1,298,925
Raytheon Co.		12,500	599,625

			2,249,910

AIR FREIGHT & LOGISTICS – 0.8%
C.H. Robinson Worldwide, Inc.		5,900	340,725
United Parcel Services, Inc., Class B		3,300	186,351

			527,076

AUTO COMPONENTS – 1.4%
Johnson Controls, Inc.		29,400	751,464
The Goodyear Tire & Rubber Co.*		6,200	105,586

			857,050

BEVERAGES – 0.8%
The Coca-Cola Co.		9,400	504,780

BUILDING PRODUCTS – 1.0%
Masco Corp.		46,900	605,948

CAPITAL MARKETS – 4.9%
Ameriprise Financial, Inc.		27,100	984,543
Bank of New York Mellon Corp.		32,200	933,478
Morgan Stanley		9,000	277,920
Northern Trust Corp.		9,800	569,968
The Goldman Sachs Group, Inc.		1,800	331,830

			3,097,739

CHEMICALS – 2.3%
E.I. du Pont de Nemours & Co.		7,700	247,478
Sigma-Aldrich Corp.		4,600	248,308
The Dow Chemical Co.		35,700	930,699

			1,426,485

COMMERCIAL BANKS – 1.6%
BB&T Corp.		22,600	615,624
Fifth Third Bancorp		16,800	170,184
Wells Fargo & Co.		7,800	219,804

			1,005,612

COMMUNICATIONS EQUIPMENT – 3.5%
Cisco Systems, Inc.*		22,200	522,588
Motorola, Inc.		173,700	1,492,083
QUALCOMM, Inc.		4,100	184,418

			2,199,089

COMPUTERS & PERIPHERALS – 7.3%
Apple, Inc.*		3,600	667,332
Dell, Inc.*		26,000	396,760
Hewlett-Packard Co.		38,800	1,831,748
International Business Machines Corp.		7,700	920,997
SanDisk Corp.*		35,400	768,180

			4,585,017

CONSTRUCTION & ENGINEERING – 0.5%
Fluor Corp.		6,800	345,780

CONTAINERS & PACKAGING – 1.1%
Pactiv Corp.*		25,900	674,695

DISTRIBUTORS – 0.3%
Genuine Parts Co.		4,900	186,494

DIVERSIFIED FINANCIAL SERVICES – 2.5%
Bank of America Corp.		28,800	487,296
Citigroup, Inc.		49,800	241,032
JP Morgan Chase & Co.		18,800	823,816

			1,552,144

DIVERSIFIED TELECOMMUNICATION SERVICES – 4.1%
AT&T, Inc.		50,600	1,366,706
Qwest Communications International, Inc.		42,600	162,306
Verizon Communications, Inc.		35,500	1,074,585

			2,603,597

ELECTRIC UTILITIES – 0.5%
FPL Group, Inc.		5,400	298,242

ENERGY EQUIPMENT & SERVICES – 0.3%
Schlumberger, Ltd.	AN	2,700	160,920

FOOD & STAPLES RETAILING – 4.8%
CVS Caremark Corp.		5,600	200,144
Kroger Co.		4,100	84,624
Sysco Corp.		17,300	429,905
Wal-Mart Stores, Inc.		40,600	1,993,054
Walgreen Co.		8,500	318,495

			3,026,222

FOOD PRODUCTS – 6.0%
Archer-Daniels-Midland Co.		40,000	1,168,800
ConAgra Foods, Inc.		27,500	596,200
Dean Foods Co.*		30,300	539,037
H.J. Heinz Co.		5,800	230,550
Kraft Foods, Inc., Class A		10,200	267,954
Sara Lee Corp.		25,500	284,070
Tyson Foods, Inc., Class A		53,300	673,179

			3,759,790

HEALTH CARE PROVIDERS & SERVICES – 6.4%
AmerisourceBergen Corp.		15,000	335,700
Coventry Health Care, Inc.*		49,800	994,008
Humana, Inc.*		28,600	1,066,780
McKesson Corp.		13,300	792,015
UnitedHealth Group, Inc.		33,200	831,328

			4,019,831

HOTELS, RESTAURANTS & LEISURE – 2.6%
McDonald’s Corp.		28,300	1,615,081

HOUSEHOLD PRODUCTS – 2.8%
Clorox Co.		18,900	1,111,698

SC OPPENHEIMER LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
The Procter & Gamble Co.		11,500	$666,080

			1,777,778

INDUSTRIAL CONGLOMERATES – 2.2%
General Electric Co.		83,400	1,369,428

INSURANCE – 4.1%
Assurant, Inc.		3,900	125,034
Cincinnati Financial Corp.		25,900	673,141
MetLife, Inc.		5,500	209,385
Prudential Financial, Inc.		14,000	698,740
The Chubb Corp.		17,900	902,339

			2,608,639

INTERNET SOFTWARE & SERVICES – 0.3%
Google, Inc., Class A*		400	198,340

IT SERVICES – 1.1%
Computer Sciences Corp.*		13,000	685,230

MACHINERY – 0.6%
Dover Corp.		4,800	186,048
ITT Corp.		3,200	166,190

			352,238

MEDIA – 1.6%
Comcast Corp., Class A		58,200	982,998

METALS & MINING – 1.7%
Newmont Mining Corp.		24,200	1,065,284

MULTI-LINE RETAIL – 0.7%
J.C. Penney Co., Inc.		14,000	472,500

OIL, GAS & CONSUMABLE FUELS – 12.8%
Chesapeake Energy Corp.		46,100	1,309,240
Chevron Corp.		7,000	493,010
ConocoPhillips		39,200	1,770,272
Exxon Mobil Corp.		25,200	1,728,972
Marathon Oil Corp.		35,600	1,135,640
The Williams Cos., Inc.		65,800	1,175,846
Valero Energy Corp.		23,000	445,970

			8,058,950

PAPER & FOREST PRODUCTS – 1.0%
MeadWestvaco Corp.		28,200	629,142

PHARMACEUTICALS – 5.4%
Bristol-Myers Squibb Co.		55,200	1,243,104
Johnson & Johnson		13,600	828,104
Pfizer, Inc.		76,800	1,271,040
Schering-Plough Corp.		2,900	81,925

			3,424,173

ROAD & RAIL – 0.6%
Union Pacific Corp.		6,100	355,935

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.6%
Intel Corp.		20,000	391,400

SOFTWARE – 3.1%
Electronic Arts, Inc.*		13,200	251,460
McAfee, Inc.*		10,700	468,553
Microsoft Corp.		38,900	1,007,121
Oracle Corp.		11,000	229,240

			1,956,374

SPECIALTY RETAIL – 0.7%
Autonation, Inc.*		15,900	287,472
Limited Brands, Inc.		10,200	173,298

			460,770

THRIFT & MORTGAGE FINANCE – 1.8%
Hudson City Bancorp, Inc.		84,600	1,112,490

TOBACCO – 0.7%
Philip Morris International, Inc.		9,700	472,778

WIRELESS TELECOMMUNICATION SERVICES – 0.4%
Sprint Nextel Corp.*		67,300	265,835

Total Common Stocks (Cost $56,460,532)			61,941,784

SHORT TERM INVESTMENTS – 3.1%

MUTUAL FUNDS – 3.1%
State Street Institutional Treasury Plus Money Market Fund (Cost $1,965,606)		1,965,606	1,965,606

TOTAL INVESTMENTS – 101.6% (Cost $58,426,138)			63,907,390
Liabilities in excess of other assets – (1.6)%			(987,446)

NET ASSETS – 100.0%			$62,919,944

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

AN	Netherlands Antilles

(1)	Fair Value Measurements +

SC OPPENHEIMER LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value as of September 30, 2009:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks(a)	$61,941,784	$—	$—	$61,941,784
Short Term Investments Mutual Funds	1,965,606	—	—	1,965,606

Total Investments	63,907,390	—	—	63,907,390

Total	$63,907,390	$—	$—	$63,907,390

+	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC WMC LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 98.8%

AEROSPACE & DEFENSE – 1.8%
Raytheon Co.		18,954	$909,224
The Boeing Co.		26,261	1,422,033

			2,331,257

BIOTECHNOLOGY – 0.1%
Amylin Pharmaceuticals, Inc.*		7,386	101,114

CAPITAL MARKETS – 2.7%
Morgan Stanley		22,991	709,962
State Street Corp.		14,150	744,290
The Goldman Sachs Group, Inc.		11,058	2,038,542

			3,492,794

CHEMICALS – 0.7%
FMC Corp.		10,660	599,625
The Mosaic Co.		6,766	325,242

			924,867

COMMERCIAL BANKS – 2.3%
Itau Unibanco Banco Multiplo SA ADR	BR	81,365	1,639,505
Wells Fargo & Co.		45,721	1,288,418

			2,927,923

COMMERCIAL SERVICES & SUPPLIES – 0.5%
Visa, Inc., Class A		8,865	612,660

COMMUNICATIONS EQUIPMENT – 9.8%
Cisco Systems, Inc.*		291,566	6,863,463
Emulex Corp.*		99,586	1,024,740
Juniper Networks, Inc.*		70,154	1,895,561
Motorola, Inc.		48,576	417,268
QUALCOMM, Inc.		54,912	2,469,942

			12,670,974

COMPUTERS & PERIPHERALS – 15.0%
Apple, Inc.*		23,998	4,448,509
Dell, Inc.*		55,456	846,259
EMC Corp.*		138,830	2,365,663
International Business Machines Corp.		27,510	3,290,471
NetApp, Inc.*		146,792	3,916,411
QLogic Corp.*		145,267	2,498,592
Riverbed Technology, Inc.*		48,901	1,073,866
Teradata Corp.*		34,411	946,991

			19,386,762

CONSTRUCTION & ENGINEERING – 1.0%
Fluor Corp.		25,398	1,291,488

DIVERSIFIED CONSUMER SERVICES – 1.5%
Apollo Group Inc., Class A*		15,976	1,176,952
ITT Educational Services, Inc.*		7,434	820,788

			1,997,740

DIVERSIFIED FINANCIAL SERVICES – 0.9%
Bank of America Corp.		71,676	1,212,758

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.4%
Brasil Telecom SA ADR	BR	19,007	500,264

ELECTRICAL EQUIPMENT – 1.6%
ABB Ltd. ADR*	CH	31,074	622,723
Emerson Electric Co.		35,291	1,414,463

			2,037,186

ENERGY EQUIPMENT & SERVICES – 5.1%
Baker Hughes, Inc.		42,207	1,800,551
Diamond Offshore Drilling, Inc.		11,750	1,122,360
Oceaneering International, Inc.*		27,094	1,537,584
Smith International, Inc.		51,106	1,466,742
Transocean, Ltd.*	CH	8,075	690,655

			6,617,892

HEALTH CARE EQUIPMENT & SUPPLIES – 3.3%
Bard (C.R.), Inc.		15,462	1,215,468
Hospira, Inc.*		9,821	438,017
Intuitive Surgical, Inc.*		2,282	598,454
Medtronic, Inc.		47,867	1,761,505
Varian Medical Systems, Inc.*		4,214	177,536

			4,190,980

HOTELS, RESTAURANTS & LEISURE – 1.1%
Bally Technologies, Inc.*		24,872	954,339
Starbucks Corp.*		19,873	410,377

			1,364,716

INSURANCE – 1.0%
Lincoln National Corp.		48,300	1,251,453

INTERNET & CATALOG RETAIL – 1.3%
Amazon.com, Inc.*		17,296	1,614,755

INTERNET SOFTWARE & SERVICES – 5.0%
eBay, Inc.*		53,997	1,274,869
Google, Inc., Class A*		5,739	2,845,683
NetEase.com, Inc. ADR*	KY	20,838	951,880
Sohu.com, Inc.*		19,478	1,339,697

			6,412,129

IT SERVICES – 1.0%
The Western Union Co.		66,793	1,263,724

LIFE SCIENCES TOOLS & SERVICES – 0.5%
Life Technologies Corp.*		13,967	650,164

MACHINERY – 7.6%
Caterpillar, Inc.		53,323	2,737,070
Cummins, Inc.		27,433	1,229,273
Dover Corp.		43,245	1,676,176
Illinois Tool Works, Inc.		35,489	1,515,735
Ingersoll-Rand PLC	IE	2,030	62,260
Joy Global, Inc.		29,031	1,420,777
Parker Hannifin Corp.		22,186	1,150,122

			9,791,413

SC WMC LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
MEDIA – 0.7%
Scripps Networks Interactive, Inc., Class A		25,467	$941,006

METALS & MINING – 2.0%
Barrick Gold Corp.	CA	19,846	752,163
Nucor Corp.		39,175	1,841,617

			2,593,780

MULTI-LINE RETAIL – 0.9%
Nordstrom, Inc.		6,696	204,496
Target Corp.		20,520	957,873

			1,162,369

OIL, GAS & CONSUMABLE FUELS – 2.9%
Noble Energy, Inc.		19,568	1,290,705
Occidental Petroleum Corp.		30,783	2,413,387

			3,704,092

PHARMACEUTICALS – 2.3%
Astrazeneca PLC ADR	GB	20,707	930,780
Eli Lilly & Co.		61,599	2,034,615

			2,965,395

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 7.6%
Altera Corp.		130,664	2,679,919
Analog Devices, Inc.		31,073	856,993
Intel Corp.		99,342	1,944,123
Intersil Holding Corp.		60,970	933,451
Texas Instruments, Inc.		63,427	1,502,585
Xilinx, Inc.		80,442	1,883,952

			9,801,023

SOFTWARE – 10.4%
BMC Software, Inc.*		33,065	1,240,930
Check Point Software Technologies Ltd.*	IL	40,382	1,144,830
Giant Interactive Group, Inc. ADR	KY	44,151	334,223
Longtop Financial Technologies, Ltd. ADR*	KY	34,087	970,116
Microsoft Corp.		212,736	5,507,735
Oracle Corp.		156,480	3,261,043
Shanda Interactive Entertainment, Ltd. ADR*	KY	17,271	884,275

			13,343,152

SPECIALTY RETAIL – 5.5%
Abercrombie & Fitch Co., Class A		40,840	1,342,819
Advanced Auto Parts, Inc.		22,736	893,070
AutoZone, Inc.*		2,514	367,597
Best Buy Co., Inc.		32,738	1,228,330
Guess?, Inc.		23,488	869,996
The Buckle, Inc.		29,689	1,013,583
TJX Cos., Inc.		15,588	579,094
Urban Outfitters, Inc.*		28,490	859,543

			7,154,032

TEXTILES, APPAREL & LUXURY GOODS – 1.0%
Coach, Inc.		38,601	1,270,745

TOBACCO – 1.3%
Philip Morris International, Inc.		35,334	1,722,179

Total Common Stocks (Cost $110,724,480)			127,302,786

		Principal Amount (000)
SHORT TERM INVESTMENTS – 2.1%

REPURCHASE AGREEMENT – 2.1%
State Street Bank and Trust Company, 0.01%, 10/1/09 (collateralized by $2,760,000 FHLMC, 0.657%, 4/1/11, with a value of $2,763,450, total to be received $2,706,640) (Amortized cost $2,706,639)		$2,707	2,706,639

TOTAL INVESTMENTS – 100.9% (Cost $113,431,119)			130,009,425
Liabilities in excess of other assets – (0.9)%			(1,107,576)

NET ASSETS – 100.0%			$128,901,849

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
BR	Brazil
CA	Canada
CH	Switzerland
GB	Great Britain
IE	Ireland
IL	Israel
KY	Cayman Islands

SC WMC LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements +

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value as of September 30, 2009:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks(a)	$127,302,786	$—	$—	$127,302,786
Short Term Investments Repurchase Agreement	—	2,706,639	—	2,706,639

Total Investments	127,302,786	2,706,639	—	130,009,425

Total	$127,302,786	$2,706,639	$—	$130,009,425

+	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC WMC BLUE CHIP MID CAP FUND
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 98.1%

AEROSPACE & DEFENSE – 2.4%
BE Aerospace, Inc.*		46,900	944,566
Precision Castparts Corp.		5,500	560,285
Rockwell Collins, Inc.		21,200	1,076,960

			2,581,811

BEVERAGES – 0.4%
Coca-Cola Enterprises, Inc.		20,500	438,905

BIOTECHNOLOGY – 1.6%
Amylin Pharmaceuticals, Inc.*		60,200	824,138
Regeneron Pharmaceuticals, Inc.*		20,200	389,860
Vertex Pharmaceuticals, Inc.*		13,800	523,020

			1,737,018

BUILDING PRODUCTS – 1.9%
Lennox International, Inc.		41,700	1,506,204
Masco Corp.		41,900	541,348

			2,047,552

CAPITAL MARKETS – 1.3%
Blackrock, Inc.		2,600	563,732
Waddell & Reed Financial, Inc., Class A		29,000	825,050

			1,388,782

CHEMICALS – 1.5%
FMC Corp.		12,800	720,000
Scotts Miracle-Gro Co., Class A		21,300	914,835

			1,634,835

COMMERCIAL BANKS – 3.8%
Huntington Bancshares, Inc.		334,600	1,575,966
M&T Bank Corp.		15,400	959,728
PNC Financial Services Group, Inc.		21,250	1,032,537
Suntrust Banks, Inc.		21,100	475,805

			4,044,036

COMMERCIAL SERVICES & SUPPLIES – 1.6%
Herman Miller, Inc.		27,300	461,643
HNI Corp.		16,500	389,400
Republic Services, Inc.		34,685	921,580

			1,772,623

COMMUNICATIONS EQUIPMENT – 1.4%
Juniper Networks, Inc.*		19,100	516,082
Polycom, Inc.*		10,100	270,175
Tandberg ASA	NO	32,300	773,375

			1,559,632

COMPUTERS & PERIPHERALS – 3.9%
Diebold, Inc.		13,300	437,969
NCR Corp.*		34,100	471,262
NetApp, Inc.*		44,100	1,176,588
Seagate Technology	KY	38,100	579,501
Teradata Corp.*		57,200	$1,574,144

			4,239,464

CONSTRUCTION MATERIALS – 0.2%
Martin Marietta Materials, Inc.		2,800	257,796

DIVERSIFIED CONSUMER SERVICES – 4.3%
Apollo Group Inc., Class A*		18,100	1,333,427
Corinthian Colleges, Inc.*		27,100	502,976
DeVry, Inc.		11,900	658,308
ITT Educational Services, Inc.*		11,500	1,269,715
Strayer Education, Inc.		4,000	870,720

			4,635,146

ELECTRIC UTILITIES – 1.3%
Northeast Utilities		59,400	1,410,156

ELECTRICAL EQUIPMENT – 1.1%
Ametek, Inc.		32,600	1,138,066

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.4%
Itron, Inc.*		4,000	256,560
National Instruments Corp.		4,400	121,572

			378,132

ENERGY EQUIPMENT & SERVICES – 1.6%
Helmerich & Payne, Inc.		14,700	581,091
Nabors Industries, Ltd.*	BM	54,000	1,128,600

			1,709,691

FOOD PRODUCTS – 0.8%
Flowers Foods, Inc.		27,300	717,717
The J. M. Smucker Co.		3,600	190,836

			908,553

GAS UTILITIES – 1.1%
UGI Corp.		48,900	1,225,434

HEALTH CARE EQUIPMENT & SUPPLIES – 5.0%
Beckman Coulter, Inc.		33,100	2,281,914
Edwards Lifesciences Corp.*		8,700	608,217
St. Jude Medical, Inc.*		37,500	1,462,875
Zimmer Holdings, Inc.*		19,000	1,015,550

			5,368,556

HEALTH CARE PROVIDERS & SERVICES – 3.5%
Coventry Health Care, Inc.*		46,500	928,140
Humana, Inc.*		13,000	484,900
Omnicare, Inc.		26,100	587,772
Patterson Cos., Inc.*		43,800	1,193,550
Universal Health Services, Inc., Class B		9,300	575,949

			3,770,311

HEALTH CARE TECHNOLOGY – 0.7%
Cerner Corp.*		9,700	725,560

HOTELS, RESTAURANTS & LEISURE – 0.9%
International Game Technology		32,300	693,804

SC WMC BLUE CHIP MID CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Scientific Games Corp., Class A*		18,400	$291,272

			985,076

HOUSEHOLD DURABLES – 0.8%
NVR, Inc.*		1,300	828,581

HOUSEHOLD PRODUCTS – 0.4%
Clorox Co.		6,600	388,212

INDUSTRIAL CONGLOMERATES – 0.8%
Carlisle Cos., Inc.		24,800	840,968

INSURANCE – 6.2%
Aon Corp.		7,200	292,968
Everest Re Group, Ltd.	BM	15,900	1,394,430
Fidelity National Financial, Inc., Class A		48,700	734,396
First American Corp.		6,200	200,694
Marsh & McLennan Cos., Inc.		25,300	625,669
Unum Group		89,220	1,912,877
W.R. Berkley Corp.		59,771	1,511,011

			6,672,045

INTERNET SOFTWARE & SERVICES – 1.8%
Equinix, Inc.*		9,700	892,400
VeriSign, Inc.*		44,300	1,049,467

			1,941,867

IT SERVICES – 3.0%
Global Payments, Inc.		20,100	938,670
The Western Union Co.		122,100	2,310,132

			3,248,802

LEISURE EQUIPMENT & PRODUCTS – 2.0%
Hasbro, Inc.		38,500	1,068,375
Mattel, Inc.		59,600	1,100,216

			2,168,591

LIFE SCIENCES TOOLS & SERVICES – 1.4%
Life Technologies Corp.*		15,700	730,835
Qiagen NV*	NL	36,200	770,336

			1,501,171

MACHINERY – 3.6%
IDEX Corp.		36,900	1,031,355
PACCAR, Inc.		50,600	1,908,126
Parker Hannifin Corp.		17,900	927,936

			3,867,417

MEDIA – 3.0%
Dreamworks Animation Skg, Inc., Class A*		64,300	2,287,151
Scripps Networks Interactive, Inc., Class A		25,000	923,750

			3,210,901

METALS & MINING – 1.3%
Cliffs Natural Resources, Inc.		13,900	449,804
Steel Dynamics, Inc.		61,700	946,478
Teck Resources, Ltd., Class B*	CA	1,600	44,112

			1,440,394

MULTI-LINE RETAIL – 0.5%
Big Lots, Inc.*		21,700	542,934

MULTI-UTILITIES – 1.5%
Wisconsin Energy Corp.		21,600	975,672
Xcel Energy, Inc.		32,400	623,376

			1,599,048

OIL, GAS & CONSUMABLE FUELS – 6.9%
Cameco Corp.	CA	37,800	1,050,840
Denbury Resources, Inc.*		38,800	587,044
Forest Oil Corp.*		25,000	489,250
Noble Energy, Inc.		16,000	1,055,360
Overseas Shipholding Group, Inc.		22,900	855,773
Peabody Energy Corp.		42,100	1,566,962
St. Mary Land & Exploration Co.		25,000	811,500
Ultra Petroleum Corp.*	CA	22,000	1,077,120

			7,493,849

PERSONAL PRODUCTS – 0.8%
The Estee Lauder Cos., Inc. Class A		22,900	849,132

PHARMACEUTICALS – 2.5%
King Pharmaceuticals, Inc.*		97,100	1,045,767
Watson Pharmaceuticals, Inc.*		43,600	1,597,504

			2,643,271

REAL ESTATE INVESTMENT TRUSTS – 2.3%
Host Hotels & Resorts, Inc.		34,500	406,065
Liberty Property Trust		16,500	536,745
Public Storage		10,300	774,972
Simon Property Group, Inc.		11,676	810,665

			2,528,447

ROAD & RAIL – 1.1%
JB Hunt Transport Services, Inc.		26,700	857,871
Kansas City Southern*		11,800	312,582

			1,170,453

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.0%
Altera Corp.		36,300	744,513
Analog Devices, Inc.		16,900	466,102
Intersil Holding Corp.		10,700	163,817
Lam Research Corp.*		47,500	1,622,600
Maxim Integrated Products, Inc.		39,500	716,530
Xilinx, Inc.		24,300	569,106

			4,282,668

SOFTWARE – 4.4%
Autodesk, Inc.*		35,600	847,280
Check Point Software Technologies Ltd.*	IL	33,600	952,560
FactSet Research Systems, Inc.		11,200	741,888
MICROS Systems, Inc.*		28,700	866,453

SC WMC BLUE CHIP MID CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Red Hat, Inc.*		49,200	$1,359,888

			4,768,069

SPECIALTY RETAIL – 8.1%
Advanced Auto Parts, Inc.		38,300	1,504,424
AutoZone, Inc.*		4,400	643,368
Best Buy Co., Inc.		37,600	1,410,752
CarMax, Inc.*		19,600	409,640
O’Reilly Automotive, Inc.*		31,000	1,120,340
Office Depot, Inc.*		102,500	678,550
Penske Automotive Group, Inc.		36,000	690,480
Staples, Inc.		56,000	1,300,320
The Sherwin-Williams Co.		16,700	1,004,672

			8,762,546

WIRELESS TELECOMMUNICATION SERVICES – 1.0%
American Tower Corp. Class A*		29,900	1,088,360

Total Common Stocks (Cost $93,995,155)			105,794,861

		Principal Amount (000)
SHORT TERM INVESTMENTS – 3.7%

REPURCHASE AGREEMENT – 3.7%
State Street Bank and Trust Company, 0.01%, 10/1/09 (collateralized by $4,020,000 FHLMC, 0.657%, 4/1/11, with a value of $4,025,025, total to be received $3,943,232) (Amortized cost $3,943,231)		$3,943	3,943,231

TOTAL INVESTMENTS – 101.8% (Cost $97,938,386)			109,738,092
Liabilities in excess of other assets – (1.8)%			(1,896,695)

NET ASSETS – 100.0%			$107,841,397

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
FHLMC	Federal Home Loan Mortgage Corporation
BM	Bermuda
CA	Canada
IL	Israel
KY	Cayman Islands
NL	Netherlands
NO	Norway

SC WMC BLUE CHIP MID CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements +

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value as of September 30, 2009:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks(a)	$105,794,861	$—	$—	$105,794,861
Short Term Investments
Repurchase Agreement	—	3,943,231	—	3,943,231

Total Investments	105,794,861	3,943,231	—	109,738,092

Total	$105,794,861	$3,943,231	$—	$109,738,092

+	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC LORD ABBETT GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 97.8%

AEROSPACE & DEFENSE – 0.7%
Honeywell International, Inc.		55,670	$2,068,141
Raytheon Co.		34,220	1,641,533

			3,709,674

AIR FREIGHT & LOGISTICS – 0.2%
FedEx Corp.		15,150	1,139,583

AIRLINES – 2.6%
Delta Air Lines, Inc.*		1,462,110	13,100,506

AUTOMOBILES – 1.1%
Ford Motor Co.*		759,080	5,472,967

BEVERAGES – 1.6%
Coca-Cola Enterprises, Inc.		369,900	7,919,559

BIOTECHNOLOGY – 2.1%
Amgen, Inc.*		175,240	10,554,705

BUILDING PRODUCTS – 0.4%
Masco Corp.		146,890	1,897,819

CAPITAL MARKETS – 12.4%
Bank of New York Mellon Corp.		438,840	12,721,972
Blackrock, Inc.		6,020	1,305,256
Franklin Resources, Inc.		83,410	8,391,046
Legg Mason, Inc.		83,090	2,578,283
Morgan Stanley		283,930	8,767,758
State Street Corp.		83,600	4,397,360
T Rowe Price Group, Inc.		117,660	5,377,062
TD Ameritrade Holding Corp.*		130,870	2,567,669
The Goldman Sachs Group, Inc.		91,430	16,855,121

			62,961,527

CHEMICALS – 1.2%
The Dow Chemical Co.		241,240	6,289,127

COMMERCIAL BANKS – 10.2%
BB&T Corp.		143,490	3,908,668
Comerica, Inc.		34,610	1,026,879
Keycorp		211,250	1,373,125
M&T Bank Corp.		69,270	4,316,906
PNC Financial Services Group, Inc.		171,100	8,313,749
Regions Financial Corp.		230,980	1,434,386
Suntrust Banks, Inc.		315,739	7,119,914
Wells Fargo & Co.		736,210	20,746,398
Zions Bancorporation		199,140	3,578,546

			51,818,571

COMMUNICATIONS EQUIPMENT – 0.5%
Cisco Systems, Inc.*		109,620	2,580,455

COMPUTERS & PERIPHERALS – 1.1%
EMC Corp.*		64,720	1,102,829
Hewlett-Packard Co.		96,210	4,542,074

			5,644,903

CONSUMER FINANCE – 0.1%
Capital One Financial Corp.		14,030	501,292

DIVERSIFIED FINANCIAL SERVICES – 7.3%
Bank of America Corp.		583,334	9,870,011
Citigroup, Inc.		144,800	700,832
JP Morgan Chase & Co.		562,637	24,654,753
Moody’s Corp.		104,890	2,146,050

			37,371,646

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.6%
AT&T, Inc.		296,620	8,011,706
Verizon Communications, Inc.		173,890	5,263,650

			13,275,356

ELECTRIC UTILITIES – 0.4%
Southern Co.		70,260	2,225,134

ELECTRICAL EQUIPMENT – 0.5%
Emerson Electric Co.		63,380	2,540,270

ENERGY EQUIPMENT & SERVICES – 4.0%
Halliburton Co.		286,215	7,762,151
Schlumberger, Ltd.	AN	206,680	12,318,128
Smith International, Inc.		19,100	548,170

			20,628,449

FOOD & STAPLES RETAILING – 1.5%
Kroger Co.		316,200	6,526,368
Wal-Mart Stores, Inc.		26,160	1,284,194

			7,810,562

FOOD PRODUCTS – 1.6%
Kellogg Co.		9,750	479,992
Kraft Foods, Inc., Class A		300,670	7,898,601

			8,378,593

HEALTH CARE EQUIPMENT & SUPPLIES – 3.1%
Boston Scientific Corp.*		1,037,910	10,991,467
Covidien PLC	IE	114,770	4,964,950

			15,956,417

HEALTH CARE PROVIDERS & SERVICES – 1.0%
UnitedHealth Group, Inc.		150,040	3,757,002
WellPoint, Inc.*		26,270	1,244,147

			5,001,149

HOTELS, RESTAURANTS & LEISURE – 3.2%
Carnival Corp.	PA	197,760	6,581,453
Marriott International, Inc., Class A		186,307	5,140,210
Starbucks Corp.*		23,760	490,644
Starwood Hotels & Resorts Worldwide, Inc.		116,260	3,840,068

			16,052,375

HOUSEHOLD DURABLES – 0.8%
Pulte Homes, Inc.		354,720	3,898,373

HOUSEHOLD PRODUCTS – 0.3%
Colgate-Palmolive Co.		16,970	1,294,472

SC LORD ABBETT GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
INSURANCE – 2.4%
Aon Corp.		147,994	$6,021,876
MetLife, Inc.		133,980	5,100,618
The Principal Financial Group, Inc.		36,230	992,340

			12,114,834

INTERNET & CATALOG RETAIL – 1.3%
HSN, Inc.*		220,804	3,594,689
IAC/InterActiveCorp.*		158,300	3,196,077

			6,790,766

MACHINERY – 3.1%
Caterpillar, Inc.		96,640	4,960,531
Deere & Co.		5,580	239,494
Eaton Corp.		144,190	8,159,712
Joy Global, Inc.		13,540	662,647
Praxair, Inc.		23,500	1,919,715

			15,942,099

MEDIA – 2.1%
Comcast Corp., Class A		155,340	2,623,693
Omnicom Group, Inc.		62,380	2,304,317
Time Warner Cable, Inc.		43,056	1,855,283
Time Warner, Inc.		75,350	2,168,573
Viacom, Inc.*		59,230	1,660,809

			10,612,675

METALS & MINING – 0.6%
Barrick Gold Corp.	CA	80,670	3,057,393

MULTI-LINE RETAIL – 4.7%
J.C. Penney Co., Inc.		111,740	3,771,225
Kohl’s Corp.*		131,810	7,519,761
Target Corp.		272,230	12,707,696

			23,998,682

MULTI-UTILITIES – 0.6%
PG&E Corp.		70,240	2,844,018

OIL, GAS & CONSUMABLE FUELS – 9.5%
Arch Coal, Inc.		40,480	895,822
Chevron Corp.		130,280	9,175,621
ConocoPhillips		52,290	2,361,416
Devon Energy Corp.		39,200	2,639,336
El Paso Corp.		173,430	1,789,798
EOG Resources, Inc.		38,730	3,234,342
Exxon Mobil Corp.		145,180	9,960,800
Hess Corp.		94,740	5,064,800
Marathon Oil Corp.		76,820	2,450,558
Occidental Petroleum Corp.		68,390	5,361,776
Petroleo Brasileiro SA ADR	BR	28,700	1,317,330
Suncor Energy, Inc.	CA	38,230	1,321,229
XTO Energy, Inc.		67,500	2,789,100

			48,361,928

PHARMACEUTICALS – 4.5%
Abbott Laboratories		116,870	5,781,559
Johnson & Johnson		86,270	5,252,980
Merck & Co., Inc.		108,658	3,436,853
Teva Pharmaceutical Industries, Ltd. ADR	IL	171,220	8,656,883

			23,128,275

REAL ESTATE INVESTMENT TRUST – 0.1%
Annaly Capital Management, Inc.		35,200	638,528

ROAD & RAIL – 2.8%
Canadian National Railway Co.	CA	77,430	3,793,295
Hertz Global Holdings, Inc.*		954,060	10,332,470

			14,125,765

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.9%
Intel Corp.		239,980	4,696,409

SOFTWARE – 1.7%
Adobe Systems, Inc.*		89,670	2,962,697
Oracle Corp.		265,440	5,531,769

			8,494,466

SPECIALTY RETAIL – 2.8%
Best Buy Co., Inc.		55,340	2,076,357
J. Crew Group, Inc.*		125,560	4,497,559
Lowe’s Cos., Inc.		21,070	441,206
The Home Depot, Inc.		270,810	7,214,378

			14,229,500

TEXTILES, APPAREL & LUXURY GOODS – 0.1%
Nike, Inc., Class B		4,410	285,327

TOBACCO – 0.1%
Philip Morris International, Inc.		10,940	533,216

Total Common Stocks (Cost $350,650,706)			497,877,365

SHORT TERM INVESTMENTS – 1.7%

MUTUAL FUNDS – 1.7%
State Street Institutional Liquid Reserves Fund (Cost $8,671,424)		8,671,424	8,671,424

TOTAL INVESTMENTS – 99.5% (Cost $359,322,130)			506,548,789
Other assets less liabilities – 0.5%			2,431,394

NET ASSETS – 100.0%			$508,980,183

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
ADR	American Depositary Receipt
AN	Netherlands Antilles
BR	Brazil
CA	Canada
IE	Ireland
IL	Israel
PA	Panama

SC LORD ABBETT GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements +

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value as of September 30, 2009:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks (a)	$497,877,365	$—	$—	$497,877,365
Short Term Investments
Mutual Funds	8,671,424	—	—	8,671,424

Total Investments	506,548,789	—	—	506,548,789

Total	$506,548,789	$—	$—	$506,548,789

+	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC GOLDMAN SACHS MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 97.4%

AEROSPACE & DEFENSE – 0.5%
L-3 Communications Holdings, Inc.		8,108	$651,235
Lockheed Martin Corp.		1,844	143,979
Northrop Grumman Corp.		3,336	172,638

			967,852

AIR FREIGHT & LOGISTICS – 0.8%
FedEx Corp.		1,227	92,295
United Parcel Services, Inc., Class B		6,413	362,142
UTI Worldwide, Inc.	VG	68,632	993,791

			1,448,228

AIRLINES – 0.4%
Southwest Airlines Co.		82,357	790,627

AUTO COMPONENTS – 1.3%
Autoliv, Inc.		28,777	966,907
BorgWarner, Inc.		28,613	865,829
Federal-Mogul Corp.*		14,539	175,486
Wabco Holdings, Inc.		13,462	282,702

			2,290,924

AUTOMOBILES – 0.1%
Thor Industries, Inc.		2,906	89,941

BEVERAGES – 0.1%
Hansen Natural Corp.*		4,296	157,835

BIOTECHNOLOGY – 1.0%
Amgen, Inc.*		1,030	62,037
Biogen Idec, Inc.*		22,420	1,132,658
Gilead Sciences, Inc.*		11,595	540,095

			1,734,790

BUILDING PRODUCTS – 0.4%
Armstrong World Industries, Inc.*		20,725	714,184

CAPITAL MARKETS – 1.6%
Allied Capital Corp.		42,263	129,748
Ameriprise Financial, Inc.		11,983	435,342
Federated Investors, Inc., Class B		50,347	1,327,650
T Rowe Price Group, Inc.		19,031	869,717

			2,762,457

CHEMICALS – 2.0%
Cabot Corp.		8,091	186,983
CF Industries Holdings, Inc.		1,928	166,251
Cytec Industries, Inc.		17,555	570,011
Eastman Chemical Co.		23,773	1,272,806
Huntsman Corp.		110,515	1,006,792
PPG Industries, Inc.		4,671	271,899

			3,474,742

COMMERCIAL BANKS – 3.6%
Associated Banc-Corp.		23,505	268,427
BB&T Corp.		15,209	414,293
Comerica, Inc.		34,478	1,022,962
Fifth Third Bancorp		188,152	1,905,980
Keycorp		68,367	444,385
Marshall & Ilsley Corp.		72,549	585,470
Regions Financial Corp.		97,861	607,717
Suntrust Banks, Inc.		22,351	504,015
Wells Fargo & Co.		15,022	423,320
Whitney Holding Corp.		9,838	93,855
Wilmington Trust Corp.		5,393	76,581

			6,347,005

COMMERCIAL SERVICES & SUPPLIES – 2.6%
Manpower, Inc.		57,097	3,237,971
R.R. Donnelley & Sons Co.		66,927	1,422,868

			4,660,839

COMMUNICATIONS EQUIPMENT – 0.9%
EchoStar Corp., Class A*		12,497	230,695
JDS Uniphase Corp.*		75,308	535,440
Tellabs, Inc.*		116,784	808,145

			1,574,280

COMPUTERS & PERIPHERALS – 2.3%
SanDisk Corp.*		8,329	180,739
Seagate Technology	KY	192,765	2,931,956
Sun Microsystems, Inc.*		90,748	824,899
Teradata Corp.*		3,288	90,486

			4,028,080

CONSTRUCTION & ENGINEERING – 0.5%
URS Corp.*		19,538	852,834

CONSUMER FINANCE – 1.2%
AmeriCredit Corp.*		44,030	695,234
Discover Financial Services		78,662	1,276,684
The Student Loan Corp.		1,926	89,366

			2,061,284

CONTAINERS & PACKAGING – 2.2%
Ball Corp.(1)		28,982	1,425,915
Bemis Co.		2,063	53,452
Packaging Corp of America		53,358	1,088,503
Sealed Air Corp.		32,747	642,824
Sonoco Products Co.		22,769	627,058

			3,837,752

DISTRIBUTORS – 0.1%
Genuine Parts Co.		3,554	135,265

DIVERSIFIED FINANCIAL SERVICES – 0.6%
Citigroup, Inc.		126,033	610,000
U.S. Bancorp		21,490	469,771

			1,079,771

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.1%
CenturyTel, Inc.		7,988	268,397

ELECTRIC UTILITIES – 2.2%
Duke Energy Corp.		66,307	1,043,672
Edison International(1)		23,941	803,939

SC GOLDMAN SACHS MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Exelon Corp.		8,288	$411,251
Pinnacle West Capital Corp.		49,376	1,620,520

			3,879,382

ELECTRICAL EQUIPMENT – 1.0%
Cooper Industries PLC, Class A	IE	11,730	440,696
General Cable Corp.*		5,266	206,164
Rockwell Automation, Inc.		21,883	932,216
Thomas & Betts Corp.*		8,934	268,735

			1,847,811

ELECTRONIC EQUIPMENT & INSTRUMENTS – 2.4%
Arrow Electronics, Inc.*		32,158	905,248
Avnet, Inc.*		34,251	889,498
Ingram Micro, Inc., Class A*		103,295	1,740,521
Jabil Circuit, Inc.		13,396	179,640
Tech Data Corp.*		8,066	335,626
Vishay Intertechnology, Inc.*		25,033	197,761

			4,248,294

ENERGY EQUIPMENT & SERVICES – 2.4%
Exterran Holdings, Inc.*		43,099	1,023,170
Oil States International, Inc.*		6,700	235,371
Patterson-UTI Energy, Inc.		91,224	1,377,483
SEACOR Holdings, Inc.*		953	77,793
Unit Corp.*		36,145	1,490,981

			4,204,798

FOOD & STAPLES RETAILING – 0.3%
CVS Caremark Corp.		12,041	430,345
SUPERVALU, Inc.		10,145	152,784

			583,129

FOOD PRODUCTS – 3.4%
Archer-Daniels-Midland Co.		12,370	361,451
Bunge, Ltd.	BM	29,596	1,853,006
Hormel Foods Corp.		46,484	1,651,112
Smithfield Foods, Inc.*		29,847	411,889
The Hershey Co.		4,947	192,240
Tyson Foods, Inc., Class A		122,677	1,549,410

			6,019,108

GAS UTILITIES – 0.7%
Energen Corp.		14,982	645,724
Questar Corp.		13,784	517,727

			1,163,451

HEALTH CARE EQUIPMENT & SUPPLIES – 0.4%
Hill-Rom Holdings, Inc.		17,559	382,435
Hologic, Inc.*		16,313	266,554

			648,989

HEALTH CARE PROVIDERS & SERVICES – 1.6%
AmerisourceBergen Corp.		12,915	289,038
Cardinal Health, Inc.		20,475	548,730
Coventry Health Care, Inc.*		66,182	1,320,993
Humana, Inc.*		7,443	277,624
LifePoint Hospitals, Inc.*		17,420	471,385

			2,907,770

HOTELS, RESTAURANTS & LEISURE – 1.8%
Boyd Gaming Corp.*		22,846	249,707
Choice Hotels, Inc.		25,471	791,129
Marriott International, Inc., Class A		32,085	885,225
Penn National Gaming, Inc.*		4,922	136,143
Royal Caribbean Cruises, Ltd.*	LR	3,367	81,077
Wyndham Worldwide Corp.		59,301	967,792

			3,111,073

HOUSEHOLD DURABLES – 3.0%
D.R.Horton, Inc.		33,684	384,334
Harman International Industries, Inc.		39,770	1,347,408
Leggett & Platt, Inc.		38,072	738,597
M.D.C. Holdings, Inc.		9,945	345,489
Mohawk Industries, Inc.*		18,534	883,886
Newell Rubbermaid, Inc.		5,449	85,495
Snap-On, Inc.		24,348	846,337
Whirlpool Corp.(1)		10,619	742,905

			5,374,451

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.7%
Dynegy, Inc., Class A*		45,861	116,946
Mirant Corp.*		71,951	1,182,155

			1,299,101

INDUSTRIAL CONGLOMERATES – 0.3%
Carlisle Cos., Inc.		15,703	532,489

INSURANCE – 9.4%
ACE, Ltd.*	CH	1,330	71,102
Assurant, Inc.		26,609	853,085
Axis Capital Holdings, Ltd.	BM	16,148	487,347
CNA Financial Corp.*		10,479	252,963
Endurance Specialty Holdings, Ltd.	BM	20,599	751,245
First American Corp.		22,746	736,288
Genworth Financial Inc., Class A		19,120	228,484
Lincoln National Corp.		33,365	864,487
Marsh & McLennan Cos., Inc.		86,443	2,137,735
MBIA, Inc.*		72,481	562,453
Old Republic International Corp.		37,729	459,539
Protective Life Corp.		51,069	1,093,898
Reinsurance Group of America, Inc.		7,963	355,150
StanCorp Financial Group, Inc.		9,014	363,895
The Chubb Corp.		1,251	63,063
The Hartford Financial Services Group, Inc.		6,364	168,646
The Progressive Corp.*(1)		80,053	1,327,279
Torchmark Corp.		9,534	414,062
Transatlantic Holdings, Inc.		17,427	874,313
Travelers Cos., Inc.		3,435	169,105
Unitrin, Inc.		23,317	454,448
Unum Group(1)		177,007	3,795,030

SC GOLDMAN SACHS MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
White Mountains Insurance Group, Ltd.	BM	349	$107,146

			16,590,763

INTERNET & CATALOG RETAIL – 0.9%
Liberty Media Corp. - Interactive, Series A*		130,439	1,430,916
Netflix, Inc.*		3,473	160,348

			1,591,264

IT SERVICES – 0.7%
Accenture PLC, Class A	IE	21,932	817,406
Computer Sciences Corp.*		2,136	112,588
Convergys Corp.*		8,565	85,136
NeuStar, Inc., Class A*		10,308	232,961

			1,248,091

MACHINERY – 3.4%
AGCO Corp.*		29,062	802,983
Cummins, Inc.		12,643	566,533
Eaton Corp.		34,844	1,971,822
Graco, Inc.		2,459	68,532
Kennametal, Inc.		14,264	351,037
Lincoln Electric Holdings, Inc.		6,651	315,590
The Timken Co.		32,110	752,337
Toro Co.		1,669	66,376
Trinity Industries, Inc.		63,530	1,092,081

			5,987,291

MEDIA – 3.2%
CBS Corp., Class B(1)		94,830	1,142,702
DISH Network Corp., Class A*		20,940	403,304
Gannett Co., Inc.		24,505	306,558
Scripps Networks Interactive, Inc., Class A		63,992	2,364,504
The Washington Post Co., Class B		1,050	491,484
Time Warner, Inc.		31,005	892,324

			5,600,876

METALS & MINING – 2.0%
Allegheny Technologies, Inc.		10,606	371,104
Commercial Metals Co.		43,298	775,034
Reliance Steel & Aluminum Co.		39,499	1,681,078
Schnitzer Steel Industries, Inc., Class A		14,769	786,449

			3,613,665

MULTI-LINE RETAIL – 1.6%
Big Lots, Inc.*		78,007	1,951,735
Dollar Tree, Inc.*		10,926	531,878
Family Dollar Stores, Inc.		13,944	368,121

			2,851,734

MULTI-UTILITIES – 5.1%
Ameren Corp.		106,173	2,684,053
DTE Energy Co.		5,649	198,506
Integrys Energy Group, Inc.		51,661	1,854,113
MDU Resources Group, Inc.		77,407	1,613,936
NiSource, Inc.		138,330	1,921,404
OGE Energy Corp.		19,812	655,381

			8,927,393

OFFICE ELECTRONICS – 0.2%
Xerox Corp.		45,485	352,054

OIL, GAS & CONSUMABLE FUELS – 6.4%
Alpha Natural Resources, Inc.*		24,144	847,454
Cimarex Energy Co.		63,665	2,757,968
ConocoPhillips		17,581	793,958
Devon Energy Corp.		17,032	1,146,765
Mariner Energy, Inc.*		77,667	1,101,318
Murphy Oil Corp.		22,191	1,277,536
Overseas Shipholding Group, Inc.		9,457	353,408
Pioneer Natural Resources Co.		17,576	637,833
St. Mary Land & Exploration Co.		62,144	2,017,194
Tesoro Corp.		7,345	110,028
Valero Energy Corp.		13,715	265,934

			11,309,396

PAPER & FOREST PRODUCTS – 3.8%
International Paper Co.		77,371	1,719,957
MeadWestvaco Corp.		37,823	843,831
Plum Creek Timber Co., Inc.		50,073	1,534,237
Rayonier, Inc.		65,483	2,678,910

			6,776,935

PHARMACEUTICALS – 1.5%
Eli Lilly & Co.		3,755	124,028
Forest Laboratories, Inc.*		81,335	2,394,502
King Pharmaceuticals, Inc.*		9,104	98,050

			2,616,580

REAL ESTATE INVESTMENT TRUSTS – 8.9%
AvalonBay Communities, Inc.		41,541	3,021,277
BRE Properties, Inc.		37,673	1,179,165
Digital Realty Trust, Inc.		2,942	134,479
Equity Residential Properties Trust		22,159	680,281
Federal Realty Investment Trust		47,557	2,918,573
Health Care REIT, Inc.		8,850	368,337
Liberty Property Trust		86,253	2,805,810
Nationwide Health Properties, Inc.		34,037	1,054,807
Public Storage		2,460	185,090
Realty Income Corp.		40,023	1,026,590
Regency Centers Corp.		17,911	663,603
Senior Housing Properties Trust		11,082	211,777
The Macerich Co.		45,871	1,391,267

			15,641,056

ROAD & RAIL – 0.3%
Con-Way, Inc.		5,371	205,817
Ryder System, Inc.		7,726	301,777

			507,594

SC GOLDMAN SACHS MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.7%
Fairchild Semiconductor International, Inc.*		64,789	$662,792
Integrated Device Technology, Inc.*		152,657	1,031,961
Intel Corp.		6,895	134,935
Intersil Holding Corp.		35,542	544,148
LSI Corp.*		104,846	575,605

			2,949,441

SOFTWARE – 0.5%
Microsoft Corp.		10,590	274,175
Synopsys, Inc.*		26,333	590,386

			864,561

SPECIALTY RETAIL – 1.1%
Aeropostale, Inc.*		8,030	349,064
Chico’s FAS, Inc.*		52,655	684,515
Penske Automotive Group, Inc.		29,782	571,219
Ross Stores, Inc.		6,880	328,658

			1,933,456

THRIFT & MORTGAGE FINANCE – 1.3%
Hudson City Bancorp, Inc.		87,313	1,148,166
Washington Federal, Inc.		71,979	1,213,566

			2,361,732

TOBACCO – 2.0%
Lorillard, Inc.		47,788	3,550,648

WIRELESS TELECOMMUNICATION SERVICES – 0.9%
NII Holdings, Inc.*		14,302	428,774
Sprint Nextel Corp.*		183,129	723,360
Telephone & Data Systems, Inc.		3,660	113,497
US Cellular Corp.*		9,219	360,186

			1,625,817

Total Common Stocks (Cost $137,316,445)			171,997,280

SHORT TERM INVESTMENTS – 3.3%

MUTUAL FUNDS – 3.3%
State Street Institutional Liquid Reserves Fund (Cost $5,872,141)		5,872,141	5,872,141

TOTAL INVESTMENTS – 100.7% (Cost $143,188,586)			177,869,421
Liabilities in excess of other assets – (0.7)%			(1,259,611)

NET ASSETS – 100.0%			$176,609,810

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts. At the period end, the value of securities pledged amounted to $1,789,925.

BM	Bermuda
CH	Switzerland
IE	Ireland
KY	Cayman Islands
LR	Liberia
VG	British Virgin Islands

SC GOLDMAN SACHS MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(2)	At September 30, 2009 open futures contracts were as follows:

Type	Description	Expiration Date	Contracts	Aggregated Face Value ($)	Notional Value ($)	Unrealized Depreciation ($)
Long	S&P MidCap 400 E-Mini December Futures	12/18/09	54	3,791,148	3,721,680	(69,468)

(3)	Fair Value Measurements +

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value as of September 30, 2009:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks (a)	$171,997,280	$—	$—	$171,997,280
Short Term Investments
Mutual Funds	5,872,141	—	—	5,872,141

Total Investments	177,869,421	—	—	177,869,421

Total	$177,869,421	$—	$—	$177,869,421

Liabilities
Futures Contracts	$(69,468)	$—	$—	$(69,468)

Total	$(69,468)	$—	$—	$(69,468)

+	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC GOLDMAN SACHS SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 3.7%
Bank of America Auto Trust, Series 2009-1A, Class A2(1) 1.70%, 12/15/11		$11,500	$11,533,329
Bank of America Auto Trust, Series 2009-2A, Class A3(1) 2.13%, 9/15/13		7,000	7,012,139
Chase Issuance Trust, Series 2009-A5, Class A5(2) 1.04%, 6/15/12		16,000	16,056,725

Total Asset Backed Securities (Cost $34,498,923)			34,602,193

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.8%
Federal National Mortgage Association, Series 2005-83, Class TG 5.00%, 2/25/25		7,303	7,421,188
Federal National Mortgage Association, Series 2005-87, Class PB 5.00%, 3/25/21		9,448	9,652,966

Total Collateralized Mortgage Obligations (Cost $17,066,801)			17,074,154

CORPORATE DEBT OBLIGATIONS – 34.4%

BANKS – 8.1%
ANZ National (International) Ltd.(1) 3.25%, 4/2/12	NZ	7,900	8,007,219
Dexia Credit Local(1) 2.38%, 9/23/11	FR	9,200	9,325,801
Merrill Lynch & Co., Inc. 6.05%, 8/15/12		1,625	1,733,041
Morgan Stanley 6.00%, 5/13/14		3,400	3,619,660
Societe Financement de l’Economie Francaise(1) 1.50%, 10/29/10	FR	10,000	10,074,610
2.00%, 2/25/11	FR	3,900	3,957,439
Suncorp-Metway Ltd.(1)(2) 1.76%, 4/15/11	AU	13,400	13,635,452
The Royal Bank of Scotland PLC(1) 2.63%, 5/11/12	GB	10,600	10,757,484
Wachovia Corp. 5.50%, 5/1/13		4,050	4,333,383
Wells Fargo & Co. 4.38%, 1/31/13		1,000	1,032,630
Westpac Banking Corp.(1) 3.25%, 12/16/11	AU	8,700	9,014,331

			75,491,050

BROKERAGE – 0.9%
The Bear Stearns Cos., LLC. 6.95%, 8/10/12		7,875	8,766,332

CABLE – 0.4%
Time Warner Cable Inc. 6.20%, 7/1/13		3,350	3,649,480

COMPUTER & PERIPHERALS – 0.5%
Hewlett-Packard Co.
2.25%, 5/27/11		1,500	1,528,010
4.25%, 2/24/12		3,125	3,301,753

			4,829,763

ENVIRONMENTAL SERVICES – 0.2%
Allied Waste North America, Inc. 6.38%, 4/15/11		1,675	1,747,283

FINANCIALS – 1.0%
General Electric Capital Corp. 6.00%, 6/15/12		1,000	1,071,024
John Deere Capital Corp.
0.93%, 8/19/10(2)		1,000	1,003,211
1.05%, 6/10/11(2)		2,475	2,490,330
5.25%, 10/1/12		525	567,736
LeasePlan Corp. NV(1) 3.00%, 5/7/12	NL	3,900	3,989,439

			9,121,740

FOOD, BEVERAGES & RESTAURANTS – 1.2%
Anheuser-Busch InBev NV 4.70%, 4/15/12		1,725	1,790,264
General Mills, Inc.
5.25%, 8/15/13		1,200	1,305,530
6.00%, 2/15/12		2,850	3,096,525
Kellogg Co.
5.13%, 12/3/12		2,050	2,225,281
6.60%, 4/1/11		325	348,313
Pepsico, Inc. 4.65%, 2/15/13		1,000	1,076,698
The Kroger Co. 6.75%, 4/15/12		1,200	1,319,788

			11,162,399

HEALTH CARE – 0.4%
Roche Holdings, Inc.(1)
4.50%, 3/1/12		800	846,499
5.00%, 3/1/14		3,175	3,432,417

			4,278,916

INSURANCE – 0.8%
Metropolitan Life Global Funding I(1)
5.13%, 11/9/11		3,150	3,306,391
5.13%, 4/10/13		1,000	1,036,828
New York Life Global Funding(1) 4.65%, 5/9/13		1,000	1,052,742
The Chubb Corp. 6.00%, 11/15/11		2,050	2,211,440

			7,607,401

SC GOLDMAN SACHS SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
MULTIMEDIA – 0.7%
Comcast Corp. 5.45%, 11/15/10		$3,675	$3,820,173
The Walt Disney Co. 6.38%, 3/1/12		2,700	2,964,730

			6,784,903

PHARMACEUTICALS – 0.6%
Merck & Co., Inc. 1.88%, 6/30/11		1,700	1,718,836
Pfizer, Inc. 4.45%, 3/15/12		3,325	3,531,885

			5,250,721

PIPELINES – 0.6%
Enterprise Products Operating LLP 4.95%, 6/1/10		2,575	2,615,147
The Williams Cos, Inc.(1) 6.38%, 10/1/10		1,400	1,437,267
TransCanada PipeLines Ltd. 8.63%, 5/15/12	CA	1,525	1,753,969

			5,806,383

REAL ESTATE INVESTMENT TRUSTS – 0.1%
WEA Finance LLC / WCI Finance LLC(1) 5.40%, 10/1/12		1,100	1,130,023

REFINING – 2.6%
ConocoPhillips 9.38%, 2/15/11		5,800	6,397,696
Devon Energy Corp. 6.88%, 9/30/11	CA	1,800	1,958,278
EnCana Corp.
4.75%, 10/15/13	CA	1,700	1,781,775
6.30%, 11/1/11	CA	775	839,007
Energy Transfer Equity LP 5.65%, 8/1/12		3,325	3,506,312
Shell International Finance BV 1.30%, 9/22/11	NL	6,800	6,818,421
XTO Energy, Inc. 5.75%, 12/15/13		3,175	3,429,381

			24,730,870

RETAIL – 0.8%
CVS Caremark Corp. 5.75%, 8/15/11		2,900	3,100,471
Wal-Mart Stores Inc. 3.20%, 5/15/14		4,000	4,084,020

			7,184,491

SOFTWARE – 1.0%
Microsoft Corp. 2.95%, 6/1/14		5,000	5,067,360
Oracle Corp. 4.95%, 4/15/13		4,100	4,437,479

			9,504,839

SPECIAL PURPOSE BANKS – 7.7%
African Development Bank SNAT(3) 1.75%, 10/1/12		9,400	9,368,040
International Bank for Reconstruction and Development SNAT 1.65%, 5/18/11		10,000	10,024,236
Kreditanstalt Fur Wiederaufbau
2.50%, 5/28/13	DE	11,000	11,113,300
3.75%, 6/27/11	DE	900	942,597
4.75%, 5/15/12	DE	14,000	15,115,674
L-Bank BW Foerderbank 3.25%, 10/29/10	DE	4,000	4,079,604
Landwirtschaftliche Rentenbank
1.88%, 9/24/12	DE	8,700	8,696,238
4.13%, 7/15/13	DE	5,200	5,479,578
NRW.BANK 5.38%, 7/19/10	DE	7,000	7,212,387

			72,031,654

TELECOMMUNICATIONS – 4.3%
BellSouth Corp.(1) 4.95%, 4/26/10		10,000	10,222,740
France Telecom SA
4.38%, 7/8/14	FR	6,000	6,289,710
7.75%, 3/1/11	FR	2,500	2,706,937
Rogers Communications, Inc.
5.50%, 3/15/14	CA	625	669,115
6.25%, 6/15/13	CA	625	675,707
6.38%, 3/1/14	CA	1,675	1,849,093
7.88%, 5/1/12	CA	250	280,507
Telefonica Europe BV 7.75%, 9/15/10	NL	3,050	3,226,272
Verizon Wireless Capital LLC(1)
3.75%, 5/20/11		5,475	5,648,705
5.25%, 2/1/12		4,625	4,938,700
Vodafone Group PLC 5.35%, 2/27/12	GB	3,225	3,453,972

			39,961,458

TOBACCO – 0.4%
Philip Morris International, Inc. 4.88%, 5/16/13		3,750	3,983,726

TRANSPORTATION – 0.5%
Burlington Northern Santa Fe Corp. 5.90%, 7/1/12		4,200	4,559,192

UTILITIES – 1.6%
Duke Energy Corp. 6.30%, 2/1/14		3,100	3,429,459
MidAmerican Energy Holdings Co. 5.00%, 2/15/14		3,600	3,806,050
Progress Energy, Inc.
6.85%, 4/15/12		3,050	3,319,388
7.10%, 3/1/11		1,525	1,616,665

SC GOLDMAN SACHS SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
Public Service Co. of Colorado 7.88%, 10/1/12		$1,125	$1,307,460
Southern Co. 4.15%, 5/15/14		1,400	1,446,235

			14,925,257

Total Corporate Debt Obligations (Cost $315,827,776)			322,507,881

FOREIGN GOVERNMENT AGENCY OBLIGATION – 0.4%
Japan Finance Corp. 2.00%, 6/24/11 (Cost $3,996,186)	JP	4,000	4,051,132

U.S. GOVERNMENT GUARANTEED NOTES – 13.5%
TLGP American Express Bank 3.15%, 12/9/11		1,900	1,972,517
TLGP BancWest Corp. 2.15%, 3/27/12		10,100	10,274,871
TLGP Bank of America Corp. 2.10%, 4/30/12		24,800	25,147,994
TLGP Citibank NA 1.88%, 5/7/12		11,400	11,475,491
TLGP Citigroup Funding, Inc.
1.88%, 11/15/12(3)		9,900	9,882,972
2.25%, 12/10/12		5,400	5,472,706
TLGP Citigroup, Inc. 2.13%, 4/30/12		11,000	11,155,683
TLGP General Electric Capital Corp.
2.00%, 9/28/12		4,700	4,726,193
2.20%, 6/8/12		15,000	15,231,870
2.63%, 12/28/12		16,800	17,212,457
3.00%, 12/9/11		1,800	1,862,928
TLGP GMAC LLC 2.20%, 12/19/12		6,900	6,973,664
TLGP HSBC USA, Inc. 3.13%, 12/16/11		1,900	1,973,116
TLGP John Deere Capital Corp. 2.88%, 6/19/12		1,350	1,394,813
TLGP PNC Funding Corp. 1.88%, 6/22/11		1,200	1,214,472

Total U.S. Government Guaranteed Notes (Cost $124,300,639)			125,971,747

U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS – 45.3%
Federal Home Loan Bank
3.13%, 6/10/11		1,155	1,194,343
3.25%, 3/11/11		1,000	1,036,296
4.25%, 6/10/11		1,500	1,581,637
Federal Home Loan Mortgage Corp.
0.49%, 5/15/37(2)		3,168	3,089,261
0.64%, 7/15/34(2)		6,355	6,116,527
2.00%, 2/25/11		19,400	19,506,739
2.00%, 3/16/11		34,400	34,603,442
2.05%, 3/9/11		22,500	22,647,667
4.50%, 5/1/23		20	21,004
5.00%, 12/1/13		2	2,487
5.00%, 4/1/14		9	9,951
5.00%, 3/1/16		1	1,546
5.00%, 5/1/16		3	3,495
5.00%, 9/1/16		7	7,696
5.00%, 11/1/16		109	114,376
5.00%, 12/1/16		26	27,882
5.00%, 1/1/17		309	329,254
5.00%, 2/1/17		525	558,679
5.00%, 3/1/17		413	439,726
5.00%, 4/1/17		663	706,973
5.00%, 5/1/17		28	29,663
5.00%, 6/1/17		11	11,699
5.00%, 7/1/17		3	3,594
5.00%, 8/1/17		34	35,348
5.00%, 9/1/17		1,711	1,820,454
5.00%, 10/1/17		4,149	4,414,367
5.00%, 11/1/17		3,657	3,887,611
5.00%, 12/1/17		1,317	1,405,181
5.00%, 1/1/18		5,734	6,096,339
5.00%, 2/1/18		6,129	6,524,571
5.00%, 3/1/18		13,361	14,210,260
5.00%, 4/1/18		2,940	3,128,932
5.00%, 5/1/18		2,011	2,141,504
5.00%, 6/1/18		437	464,124
5.00%, 7/1/18		416	442,067
5.00%, 8/1/18		251	268,143
5.00%, 9/1/18		172	182,560
5.00%, 10/1/18		617	657,127
5.00%, 11/1/18		712	758,939
5.00%, 12/1/18		503	534,117
5.00%, 1/1/19		390	415,939
5.00%, 2/1/19		129	137,566
5.00%, 3/1/19		102	108,474
5.00%, 12/1/19(3)		10,182	10,808,267
5.00%, 10/15/21		6,701	7,077,138
5.00%, 4/1/38		88	90,963
5.00%, 3/1/39		292	302,542
5.00%, 4/1/39		677	700,978
5.00%, 5/1/39		98	101,431
5.00%, 6/1/39		297	306,388
5.43%, 9/1/38(2)		15,030	15,775,755
5.50%, 1/1/20		2,208	2,357,653
5.50%, 5/1/20		963	1,028,653
5.50%, 7/1/20		854	911,781
5.93%, 8/1/37(2)		12,295	13,012,858
6.50%, 10/1/37		708	761,077
6.50%, 12/1/38		368	392,419
Federal National Mortgage Association
0.69%, 2/25/37(2)		6,805	6,617,218
2.00%, 3/2/11(4)		22,000	22,092,642
4.10%, 4/1/37(2)		2,518	2,594,685
4.11%, 4/1/34(2)		20,500	21,191,875
4.50%, 10/1/18		196	206,340
4.50%, 11/1/18		46	48,441
4.50%, 12/1/18		73	77,486
4.50%, 5/1/19		279	293,914

SC GOLDMAN SACHS SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)		Value
4.50%, 6/1/19		$140		$146,946
4.50%, 8/1/19		98		103,279
4.50%, 4/1/23		640		663,789
4.59%, 6/1/35(2)		11,178		11,642,765
4.68%, 6/15/11		1,900		2,022,466
4.99%, 4/1/35(2)		4,145		4,294,341
5.00%, 7/1/19(3)		17,279		18,364,006
5.00%, 8/1/19(3)		933		990,449
5.00%, 8/25/19		20,483		21,786,635
5.00%, 9/1/19(3)		2,513		2,662,350
5.00%, 10/1/19(3)		2,948		3,121,065
5.00%, 11/1/19(3)		3,530		3,740,827
5.00%, 12/1/19(3)		17,112		18,171,290
5.00%, 1/1/20(3)		1,267		1,341,980
5.00%, 2/1/20(3)		657		696,743
5.00%, 3/1/20(3)		839		888,984
5.00%, 7/1/20(3)		56		59,733
5.00%, 8/1/20		767		813,441
5.00%, 11/25/21		9,333		9,844,131
5.00%, 5/1/39		28		29,107
5.00%, 6/1/39		40		41,064
5.00%, 7/1/39		31		31,843
5.00%, TBA		1,000		1,032,812
5.50%, 3/1/18		10,486		11,236,045
5.50%, 7/1/37		446		467,005
6.00%, 3/1/32		0	*	84
6.00%, 5/1/33		8		8,120
6.00%, 12/1/33		3		3,641
6.00%, 2/1/35		15		16,206
6.00%, 4/1/35		6		6,024
6.00%, 7/1/35		30		31,523
6.00%, 11/1/35		84		88,628
6.00%, 1/1/36		90		94,951
6.00%, 2/1/36		8		8,398
6.00%, 3/1/36		7		7,082
6.00%, 5/1/36		3		2,794
6.00%, 6/1/36		6		5,926
6.00%, 10/1/36		28		29,961
6.00%, 8/1/38		436		460,249
6.00%, 10/1/38		33		35,072
6.00%, 11/1/38		312		330,314
6.00%, TBA		28,000		29,242,500
U.S. Treasury Inflation Indexed Bonds
0.88%, 4/15/10		24,442		24,449,137
1.88%, 7/15/13		5,980		6,178,303
3.50%, 1/15/11		2,227		2,321,502

Total U.S. Treasury and U.S. Government Agency Obligations (Cost $421,042,413)				423,941,575

SHORT TERM INVESTMENTS – 8.5%

MUNICIPAL BOND – 0.5%
State Of Illinois 4.00%, 5/20/10 (Cost $5,071,838)		5,000		5,104,150

		Shares
MUTUAL FUNDS – 8.0%
State Street Institutional Liquid Reserves Fund (Cost $74,749,299)		74,749,299		74,749,299

Total Short Term Investments (Cost $79,821,137)				79,853,449

TOTAL INVESTMENTS – 107.6% (Cost $996,553,875)				1,008,002,131
Liabilities in excess of other assets – (7.6)%				(71,176,573)

NET ASSETS – 100.0%				$936,825,558

*	Amount is less than $500.
**	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009 these securities amounted to $120,359,555, representing 12.8% of net assets.
(2)	Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2009.
(3)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts. At the period end, the value of securities pledged amounted to $2,108,843.

SNAT	Supranational
TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of the TBA securities (excluding forward sales contracts, if any) amounts to $30,275,312 which represents approximately 3.2% of net assets as of September 30, 2009.
TLGP	Temporary Liquidity Guarantee Program.
AU	Australia
CA	Canada
DE	Germany
FR	France
GB	Great Britain
JP	Japan
NL	Netherlands
NZ	New Zealand

SC GOLDMAN SACHS SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(5)	At September 30, 2009, open futures contracts were as follows:

Type	Description	Expiration Date	Contracts	Aggregated Face Value ($)	Notional Value ($)	Unrealized Appreciation / (Depreciation) ($)
Short	10 Year U.S. Treasury Note December Futures	12/21/09	86	10,122,695	10,176,219	(53,524)
Long	2 Year U.S. Treasury Note December Futures	12/31/09	1,161	250,880,752	251,900,719	1,019,967
Short	30 Year U.S. Treasury Bond December Futures	12/21/09	12	1,431,367	1,456,500	(25,133)
Short	5 Year U.S. Treasury Note December Futures	12/31/09	966	111,082,504	112,146,563	(1,064,059)
Long	90 Day Eurodollar December Futures	12/14/09	287	71,053,252	71,484,525	431,273
Long	90 Day Eurodollar December Futures	12/13/10	21	5,142,945	5,157,863	14,918
Long	90 Day Eurodollar December Futures	12/19/11	21	5,058,042	5,093,550	35,508
Long	90 Day Eurodollar June Futures	6/14/10	21	5,170,063	5,199,075	29,012
Long	90 Day Eurodollar June Futures	6/13/11	21	5,087,277	5,122,950	35,673
Long	90 Day Eurodollar March Futures	3/15/10	213	52,762,755	52,917,187	154,432
Long	90 Day Eurodollar March Futures	3/14/11	21	5,104,340	5,139,750	35,410
Long	90 Day Eurodollar September Futures	9/13/10	13	3,185,800	3,205,638	19,838
Long	90 Day Eurodollar September Futures	9/19/11	21	5,072,361	5,107,987	35,626

Net unrealized appreciation						668,941

SC GOLDMAN SACHS SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(6)	Fair Value Measurements +

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value as of September 30, 2009:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Asset Backed Securities	$—	$34,602,193	$—	$34,602,193
Collateralized Mortgage Obligations	—	17,074,154	—	17,074,154
Corporate Debt Obligations (a)	—	322,507,881	—	322,507,881
Foreign Government Agency Obligation	—	4,051,132	—	4,051,132
U.S. Government Guaranteed Notes	—	125,971,747	—	125,971,747
U.S. Treasury and U.S. Government Agency Obligations	32,948,942	390,992,633	—	423,941,575
Short Term Investments
Municipal Bond	—	5,104,150	—	5,104,150
Mutual Funds	74,749,299	—	—	74,749,299

Total Short Term Investments	74,749,299	5,104,150	—	79,853,449

Total Investments	107,698,241	900,303,890	—	1,008,002,131

Futures Contracts	1,811,657	—	—	1,811,657

Total	$109,509,898	$900,303,890	$—	$1,009,813,788

Liabilities
Futures Contracts	$(1,142,716)	$—	$—	$(1,142,716)

Total	$(1,142,716)	$—	$—	$(1,142,716)

+	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC DREMAN SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 91.9%

AEROSPACE & DEFENSE – 2.1%
Curtiss-Wright Corp.		12,975	$442,837
Esterline Technologies Corp.*		14,025	549,920

			992,757

CAPITAL MARKETS – 2.4%
Investment Technology Group, Inc.*		14,200	396,464
Raymond James Financial, Inc.		17,350	403,908
Waddell & Reed Financial, Inc., Class A		12,000	341,400

			1,141,772

CHEMICALS – 2.5%
OM Group, Inc.*		8,175	248,438
RPM International, Inc.		25,975	480,278
Scotts Miracle-Gro Co., Class A		10,650	457,417

			1,186,133

COMMERCIAL BANKS – 2.8%
Bank Hawaii Corp.		11,200	465,248
FirstMerit Corp.		24,686	469,775
TCF Financial Corp.		30,025	391,526

			1,326,549

COMMERCIAL SERVICES & SUPPLIES – 1.9%
Kelly Services, Inc., Class A		35,425	435,728
The Brink’s Co.		17,250	464,197

			899,925

COMMUNICATIONS EQUIPMENT – 2.0%
CommScope, Inc.*		15,750	471,397
Plantronics, Inc.		17,050	457,111

			928,508

COMPUTERS & PERIPHERALS – 1.9%
Lexmark International, Inc., Class A*		22,450	483,573
Synaptics, Inc.*		16,125	406,350

			889,923

CONSTRUCTION & ENGINEERING – 1.8%
EMCOR Group, Inc.*		18,275	462,723
Tutor Perini Corp.*		18,737	399,098

			861,821

CONSUMER FINANCE – 0.8%
Cash America International, Inc.		13,056	393,769

DIVERSIFIED CONSUMER SERVICES – 0.9%
Regis Corp.		28,350	439,425

DIVERSIFIED FINANCIAL SERVICES – 1.0%
Financial Federal Corp.		19,575	483,111

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.9%
Alaska Communications Systems, Inc.		45,274	418,785
Iowa Telecommunication Services, Inc.		37,075	467,145

			885,930

ELECTRIC UTILITIES – 2.9%
ALLETE, Inc.		13,800	463,266
IDACORP, Inc.		16,125	464,238
NV Energy, Inc.		39,725	460,413

			1,387,917

ELECTRICAL EQUIPMENT – 1.9%
General Cable Corp.*		12,100	473,715
Regal-Beloit Corp.		9,500	434,245

			907,960

ELECTRONIC EQUIPMENT & INSTRUMENTS – 4.0%
Anixter International, Inc.*		11,575	464,273
Jabil Circuit, Inc.		43,975	589,705
Mettler-Toledo International, Inc.*		5,050	457,479
Park Electrochemical Corp.		15,884	391,541

			1,902,998

ENERGY EQUIPMENT & SERVICES – 2.1%
Oil States International, Inc.*		13,775	483,916
Superior Energy Services, Inc.*		22,800	513,456

			997,372

FOOD & STAPLES RETAILING – 2.9%
Central European Distribution Corp.*		14,050	460,278
Nash Finch Co.		16,400	448,376
Ruddick Corp.		16,725	445,219

			1,353,873

FOOD PRODUCTS – 2.4%
Corn Products International, Inc.		16,250	463,450
Del Monte Foods Co.		40,875	473,333
Ralcorp Holdings, Inc.*		3,700	216,339

			1,153,122

HEALTH CARE EQUIPMENT & SUPPLIES – 1.0%
Inverness Medical Innovations, Inc.*		12,175	471,538

HEALTH CARE PROVIDERS & SERVICES – 5.4%
Amedisys, Inc.*		10,675	465,750
AmSurg Corp.*		21,360	453,473
Healthspring, Inc.*		33,875	414,969
LifePoint Hospitals, Inc.*		17,925	485,050
MEDNAX, Inc.*		9,125	501,145
Owens & Minor, Inc.		5,900	266,975

			2,587,362

HOTELS, RESTAURANTS & LEISURE – 1.9%
Brinker International, Inc.		29,550	464,822

SC DREMAN SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
International Speedway Corp., Class A		16,225	$447,323

			912,145

HOUSEHOLD DURABLES – 2.0%
Helen of Troy, Ltd.*	BM	22,775	442,518
Jarden Corp.		18,175	510,173

			952,691

INDUSTRIAL CONGLOMERATES – 1.0%
Teleflex, Inc.		9,650	466,192

INSURANCE – 6.9%
Allied World Assurance Holdings, Ltd.	BM	10,100	484,093
Argo Group International Holdings, Inc.*	BM	12,850	432,788
Aspen Insurance Holdings, Ltd.	BM	17,850	472,490
Endurance Specialty Holdings, Ltd.	BM	13,575	495,080
Hanover Insurance Group, Inc.		11,025	455,663
Platinum Underwriters Holdings, Ltd.	BM	13,400	480,256
Protective Life Corp.		20,263	434,033

			3,254,403

IT SERVICES – 1.9%
CACI International, Inc., Class A*		10,175	480,972
DST Systems, Inc.*		9,900	443,520

			924,492

LEISURE EQUIPMENT & PRODUCTS – 0.7%
Jakks Pacific, Inc.*		22,235	318,405

LIFE SCIENCES TOOLS & SERVICES – 1.0%
PerkinElmer, Inc.		23,675	455,507

MACHINERY – 3.0%
Barnes Group, Inc.		28,975	495,182
Gardner Denver, Inc.*		13,525	471,752
Kennametal, Inc.		18,675	459,592

			1,426,526

METALS & MINING – 2.9%
Gammon Gold, Inc.*	CA	55,500	472,305
Pan American Silver Corp.*	CA	17,550	400,140
Reliance Steel & Aluminum Co.		11,475	488,376

			1,360,821

MULTI-UTILITIES – 2.9%
Integrys Energy Group, Inc.		13,050	468,364
TECO Energy, Inc.		32,875	462,880
Vectren Corp.		19,400	446,976

			1,378,220

OIL, GAS & CONSUMABLE FUELS – 6.1%
Arch Coal, Inc.		21,975	486,307
Atwood Oceanics, Inc.*		13,750	484,963
Contango Oil & Gas Co.*		6,120	312,487
Forest Oil Corp.*		24,900	487,293
St. Mary Land & Exploration Co.		17,075	554,254
Whiting Petroleum Corp.*		9,650	555,647

			2,880,951

REAL ESTATE INVESTMENT TRUSTS – 3.0%
Alexandria Real Estate Equities, Inc.		8,225	447,029
Anworth Mortgage Asset Corp.		58,775	463,147
Hospitality Properties Trust		24,550	500,083

			1,410,259

ROAD & RAIL – 1.8%
Genesee & Wyoming, Inc., Class A*		14,475	438,882
Ryder System, Inc.		11,163	436,027

			874,909

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.0%
Microsemi Corp.*		30,900	487,911

SOFTWARE – 2.8%
Jack Henry & Associates, Inc.		19,148	449,403
Net 1 UEPS Technologies, Inc.*		19,653	411,927
Sybase, Inc.*		12,650	492,085

			1,353,415

SPECIALTY RETAIL – 1.8%
RadioShack Corp.		23,676	392,311
The Men’s Wearhouse, Inc.		18,375	453,863

			846,174

TEXTILES, APPAREL & LUXURY GOODS – 1.9%
Hanesbrands, Inc.*		21,875	468,125
Wolverine World Wide, Inc.		18,025	447,741

			915,866

THRIFT & MORTGAGE FINANCE – 1.0%
Washington Federal, Inc.		28,875	486,833

TOBACCO – 2.0%
Universal Corp.		10,975	458,975
Vector Group, Ltd.		30,201	470,535

			929,510

TRADING COMPANIES & DISTRIBUTORS – 0.9%
GATX Corp.		16,050	448,598

TRANSPORTATION – 0.8%
Diana Shipping, Inc.	MH	30,775	400,075

Total Common Stocks (Cost $36,054,663)			43,675,668

SHORT TERM INVESTMENTS – 8.4%

MUTUAL FUNDS – 8.4%
State Street Institutional U.S. Government Money Market Fund (Cost $3,963,860)		3,963,860	3,963,860

SC DREMAN SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

Value
TOTAL INVESTMENTS – 100.3% (Cost $40,018,523)	$47,639,528
Liabilities in excess of other assets – (0.3)%	(126,451)

NET ASSETS – 100.0%	$47,513,077

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
BM	Bermuda
CA	Canada
MH	Marshall Islands

(1)	Fair Value Measurements +

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value as of September 30, 2009:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks(a)	$43,675,668	$—	$—	$43,675,668
Short Term Investments
Mutual Funds	3,963,860	—	—	3,963,860

Total Investments	47,639,528	—	—	47,639,528

Total	$47,639,528	$—	$—	$47,639,528

+	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC PIMCO HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 0.3%
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1A 0.32%, 1/25/37(1)		$35	$18,847
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2 5.72%, 1/25/37		300	126,690
Lehman XS Trust, Series 2005-7N, Class 3A1 0.53%, 12/25/35(1)		356	190,052
SACO I Trust, Series 2005-2, Class A 0.45%, 4/25/35(1)(2)		20	8,097

Total Asset Backed Securities (Cost $222,703)			343,686

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.6%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 1A1 4.25%, 10/25/35(1)		72	38,341
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6 0.65%, 5/25/35(1)		53	33,770
Banc of America Funding Corp., Series 2006-A, Class 3A2 5.81%, 2/20/36(1)		425	221,179
Banc of America Funding Corp., Series 2006-B, Class 2A1 5.52%, 3/20/36(1)		171	118,115
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3 5.64%, 10/25/35(1)		57	25,607
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1 1.90%, 12/25/35(1)		79	41,965
Countrywide Alternative Loan Trust, Series 2006-0A2, Class A5 0.48%, 5/20/46(1)		60	28,259
Countrywide Alternative Loan Trust, Series 2006-43 CB, Class A 0.62%, 2/25/37(1)		63	23,326
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A1 0.57%, 3/25/35(1)		86	47,295
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class A1A 0.57%, 3/25/35(1)		50	22,777
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A3 5.50%, 12/25/35		50	38,150
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR1, Class 2A1A 0.50%, 3/19/45(1)		22	11,799
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2, Class 1A5 6.00%, 5/25/36		57	46,320
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A 0.49%, 3/19/36(1)		466	219,037
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1A2 6.00%, 7/25/37		300	118,936
IndyMac INDEX Mortgage Loan Trust, Series 2005-AR13, Class 4A1 5.19%, 8/25/35(1)		43	29,431
IndyMac INDEX Mortgage Loan Trust, Series 2005-AR15, Class A1 5.28%, 9/25/35(1)		58	40,250
JP Morgan Mortgage Trust, Series 2007-S3, Class 1A97 6.00%, 8/25/37		82	67,894
MortgageIT Trust, Series 2005-1, Class 1A1 0.57%, 2/25/35(1)		323	223,579
Residential Accredit Loans, Inc., Series 2006-Q010, Class A1 0.41%, 1/25/37(1)		710	322,951
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1 5.50%, 2/25/36(1)		324	176,816

SC PIMCO HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3 6.00%, 5/25/37		$70	$54,398
Structured Asset Mortgage Investments, Inc., Series 2005-AR6, Class 2A1 0.56%, 9/25/45(1)		34	19,508
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1 0.37%, 9/25/46(1)		112	107,604
Wamu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 1A2 5.79%, 10/25/36(1)		398	278,750
Wamu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 2A3 5.72%, 10/25/36(1)		108	68,277
Wamu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1 5.57%, 12/25/36(1)		191	134,423
Wamu Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1 5.56%, 12/25/36(1)		2,464	1,583,829

Total Collateralized Mortgage Obligations (Cost $3,688,806)			4,142,586

COMMERCIAL MORTGAGE BACKED SECURITIES – 0.7%
Goldman Sachs Mortgage Securities Corp. II, Series 2006-GG8, Class A4 5.56%, 11/10/39		100	87,885
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 5.44%, 3/10/39		100	88,621
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 5.49%, 3/12/51(1)		100	77,870
RBSCF Trust, Series 2009-RR1, Class JPA 6.07%, 9/17/39(1)(2)		600	500,239

Total Commercial Mortgage Backed Securities (Cost $725,801)			754,615

CONVERTIBLE BOND – 0.0%+

REFINING – 0.0%+
Chesapeake Energy Corp. 2.25%, 12/15/38 (Cost $23,224)		50	37,375

CORPORATE DEBT OBLIGATIONS – 83.0%

AIRLINES – 4.2%
American Airlines Pass Through Trust, Series 2001-02 6.98%, 4/1/11		22	21,538
American Airlines Pass Through Trust, Series 2009-1A 10.38%, 7/2/19		1,000	1,090,000
American Airlines, Inc. 10.50%, 10/15/12(2)(3)		1,500	1,530,000
Continental Airlines, Inc.
7.75%, 7/2/14		361	343,023
9.00%, 7/8/16		1,025	1,086,500
Delta Air Lines, Inc. 7.11%, 9/18/11		700	682,500

			4,753,561

AUTOMOTIVE – 3.0%
Allison Transmission 11.00%, 11/1/15(2)		50	49,000
Arvinmeritor, Inc. 8.13%, 9/15/15		105	91,350
Cooper-Standard Automotive, Inc. 7.00%, 12/15/12(4)		15	7,800
Ford Motor Credit Co. LLC
5.70%, 1/15/10		1,065	1,064,694
7.00%, 10/1/13		165	154,871
7.38%, 10/28/09		860	860,223
7.88%, 6/15/10		100	100,438
8.00%, 6/1/14		75	72,075
8.00%, 12/15/16		550	510,271
The Goodyear Tire & Rubber Co.
9.00%, 7/1/15		265	274,938
10.50%, 5/15/16		100	108,500
TRW Automotive, Inc.
7.00%, 3/15/14(2)		25	22,750
7.25%, 3/15/17(2)		50	44,000

			3,360,910

BANKS – 17.8%
AgriBank FCB 9.13%, 7/15/19		1,000	1,081,514
Bank of America Corp. Capital Trust VII 5.25%, 8/10/35		650	657,040
Barclays Bank PLC
10.18%, 6/12/21(2)	GB	40	52,573
14.00%, Perpetual(1)	GB	1,200	2,473,938

SC PIMCO HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Capital One Capital V 10.25%, 8/15/39		$600	$663,012
Capital One Financial Corp. 8.80%, 7/15/19		500	577,979
Citigroup Capital XXI 8.30%, 12/21/57(1)		400	355,500
Citigroup, Inc.
5.00%, 9/15/14		100	95,159
5.50%, 2/15/17		425	395,387
6.00%, 8/15/17		100	98,626
GMAC LLC
6.63%, 5/15/12		1,275	1,161,689
6.88%, 8/28/12		400	364,501
8.00%, 11/1/31		770	615,584
HBOS PLC 6.75%, 5/21/18(2)	GB	2,100	1,872,421
Intesa Sanpaolo SpA 8.05%, Perpetual(1)	IT	700	983,370
JP Morgan Chase & Co., Series I, GDR 7.90%, Perpetual(1)		100	96,017
JP Morgan Chase Capital XVIII, Series R 6.95%, 8/17/36		200	191,804
JP Morgan Chase Capital XX, Series T 6.55%, 9/29/36		200	185,750
Merrill Lynch & Co., Inc.
6.11%, 1/29/37		200	190,232
6.88%, 4/25/18		400	420,679
NB Capital Trust IV 8.25%, 4/15/27		100	97,500
Rabobank Nederland Boerenleenbank BA 11.00%, Perpetual(1)(2)	NL	3,600	4,410,000
RBS Capital Trust 6.47%, Perpetual(1)		50	43,169
Regions Financial Corp. 0.45%, 6/26/12(1)		200	171,462
Societe Generale 5.92%, Perpetual(1)(2)	FR	150	108,000
Sumitomo Mitsui Banking Corp. 5.63%, Perpetual(1)(2)	JP	150	142,603
Wachovia Capital Trust III 5.80%, Perpetual(1)		1,000	690,000
Wells Fargo & Co. GDR 7.98%, Perpetual(1)		300	273,000
Wells Fargo Capital XIII 7.70%, Perpetual(1)		1,850	1,628,000

			20,096,509

BROKERAGE – 0.0%+
Lehman Brothers Holdings, Inc.
6.63%, 1/18/12(4)		25	4,250
6.88%, 5/2/18(4)		25	4,438

			8,688

CHEMICALS – 0.1%
Nalco Co. 7.75%, 11/15/11		57	57,000

COMMERCIAL SERVICES & SUPPLIES – 0.1%
Lender Processing Services, Inc. 8.13%, 7/1/16		155	161,200

COMPUTER & PERIPHERALS – 0.7%
Aramark Corp.
3.98%, 2/1/15(1)		525	455,438
8.50%, 2/1/15		75	75,656
Sungard Data Systems, Inc.
9.13%, 8/15/13		200	202,000
10.63%, 5/15/15(2)		50	53,000

			786,094

CONSUMER SERVICES – 0.3%
WMG Acquisition Corp. 9.50%, 6/15/16(2)		300	316,500

CONTAINERS & GLASS – 0.7%
Berry Plastics Corp. 5.26%, 2/15/15(1)		445	409,400
Crown Americas LLC
7.63%, 5/15/17(2)		150	151,500
7.75%, 11/15/15		25	25,437
OI European Group B.V. 6.88%, 3/31/17	NL	50	70,972
Owens-Brockway Glass Container, Inc.
6.75%, 12/1/14		100	144,872
7.38%, 5/15/16		25	25,375

			827,556

ELECTRIC UTILITIES – 0.4%
CMS Energy Corp. 8.75%, 6/15/19		150	163,169
PSE&G Power LLC 5.32%, 9/15/16(2)		271	277,831

			441,000

ELECTRONICS – 0.2%
Celestica, Inc.
7.63%, 7/1/13	CA	25	25,438
7.88%, 7/1/11	CA	180	183,150

			208,588

FINANCIALS – 4.6%
CIT Group, Inc. 4.25%, 9/22/11		250	232,307
HSBC Finance Capital Trust IX 5.91%, 11/30/35(1)		100	75,000
International Lease Finance Corp.
0.63%, 5/24/10(1)		50	47,629
4.88%, 9/1/10		600	562,616
5.00%, 4/15/10		75	72,838
5.63%, 9/15/10		400	381,711
5.63%, 9/20/13		1,075	819,031

SC PIMCO HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
5.75%, 6/15/11		$1,400	$1,275,240
5.88%, 5/1/13		50	39,327
6.63%, 11/15/13		100	79,292
SLM Corp., Series A
0.62%, 10/1/10(1)		350	321,909
0.66%, 7/26/10(1)		525	498,740
0.73%, 10/25/11(1)		175	146,717
4.50%, 7/26/10		100	97,166
5.00%, 10/1/13		100	79,606
5.13%, 8/27/12		100	85,567
5.38%, 1/15/13		75	62,532
5.40%, 10/25/11		25	23,068
8.45%, 6/15/18		360	287,100

			5,187,396

FOOD, BEVERAGES & RESTAURANTS – 0.1%
American Stores Co.
7.90%, 5/1/17		100	93,500
8.00%, 6/1/26		50	45,000

			138,500

GAMING – 0.3%
MGM MIRAGE, Inc.
10.38%, 5/15/14(2)		100	106,750
11.13%, 11/15/17(2)		175	191,188

			297,938

GAS & PIPELINE UTILITIES – 1.1%
Enterprise Products Operating LP 8.38%, 8/1/66(1)		1,050	981,750
Southern Natural Gas Co. 5.90%, 4/1/17(2)		25	25,747
TransCanada PipeLines, Ltd. 6.35%, 5/15/67(1)	CA	325	284,746

			1,292,243

HEALTH CARE – 4.1%
Community Health Systems, Inc. 8.88%, 7/15/15		230	235,750
HCA, Inc.
8.50%, 4/15/19(2)		150	156,750
9.13%, 11/15/14		175	180,688
9.25%, 11/15/16		2,125	2,196,719
9.63%, 11/15/16		1,140	1,185,600
9.88%, 2/15/17(2)		125	132,500
United Surgical Partners International, Inc. 8.88%, 5/1/17		575	564,937

			4,652,944

HEALTH CARE - FACILITIES – 1.6%
Biomet, Inc.
10.00%, 10/15/17		100	106,500
10.38%, 10/15/17		1,275	1,354,687
11.63%, 10/15/17		320	348,800

			1,809,987

INSURANCE – 3.9%
AIG Life Holdings U.S., Inc. 7.50%, 8/11/10		100	100,677
AIG SunAmerica 0.65%, 7/26/10	KY	50	46,257
American International Group, Inc.
0.39%, 3/20/12(1)		40	33,637
4.00%, 9/20/11		500	684,244
4.95%, 3/20/12		250	224,971
5.45%, 5/18/17		425	308,078
5.85%, 1/16/18		150	108,601
5.95%, 10/4/10		150	227,862
6.25%, 5/1/36		2,300	1,491,405
8.18%, 5/15/58(1)		25	15,000
8.25%, 8/15/18		200	169,966
Pacific Life Insurance Co. 9.25%, 6/15/39(2)		850	974,652

			4,385,350

LEISURE & ENTERTAINMENT – 0.5%
Harrah’s Operating Co., Inc. 10.00%, 12/15/18(2)		70	55,650
Royal Caribbean Cruises, Ltd.
8.00%, 5/15/10	LR	25	25,438
8.75%, 2/2/11	LR	25	25,563
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/18		200	188,750
Wynn Las Vegas Capital Corp. 6.63%, 12/1/14		270	260,237

			555,638

MANUFACTURING DIVERSIFIED – 0.0%+
Actuant Corp. 6.88%, 6/15/17		15	13,950

METALS – 3.9%
Freeport-McMoRan Copper & Gold, Inc. 8.38%, 4/1/17		775	824,406
Teck Resources, Ltd.
9.75%, 5/15/14	CA	325	357,500
10.25%, 5/15/16	CA	225	254,250
10.75%, 5/15/19	CA	2,600	3,022,500

			4,458,656

MULTIMEDIA – 4.2%
Charter Communications Operating Capital LLC 10.38%, 4/30/14(2)(4)		90	91,800
CSC Holdings, Inc.
7.63%, 7/15/18		210	213,150
7.88%, 2/15/18		865	882,300
8.50%, 6/15/15(2)		475	498,750
8.63%, 2/15/19(2)		50	52,875
Dex Media West LLC, Series B 9.88%, 8/15/13(4)		200	36,000

SC PIMCO HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
DISH DBS Corp.
6.63%, 10/1/14		$25	$24,313
7.88%, 9/1/19(2)(3)		100	101,000
Echostar DBS Corp.
7.00%, 10/1/13		200	201,500
7.13%, 2/1/16		935	927,987
7.75%, 5/31/15		75	76,500
Quebecor Media, Inc. 7.75%, 3/15/16	CA	55	54,450
RH Donnelley Corp. 11.75%, 5/15/15(2)(4)		250	141,250
UnityMedia GmbH 10.38%, 2/15/15(2)	DE	100	105,000
UnityMedia Hessen GmbH & Co. KG 3.78%, 4/15/13(1)	DE	100	139,384
UPC Holding BV
8.63%, 1/15/14	NL	275	406,445
9.75%, 4/15/18(2)	NL	100	147,981
Videotron Ltee
9.13%, 4/15/18(2)	CA	550	595,375
9.13%, 4/15/18	CA	50	54,125

			4,750,185

OIL & GAS EQUIPMENT & SERVICES – 1.3%
Amerigas Partners LP
7.13%, 5/20/16		460	441,600
7.25%, 5/20/15		50	48,750
Cie Generale De Geophysique-Veritas
7.50%, 5/15/15	FR	735	731,325
7.75%, 5/15/17	FR	175	173,688
Suburban Propane Partners LP 6.88%, 12/15/13		63	62,291

			1,457,654

OIL - EXPLORATION & PRODUCTION – 0.8%
Encore Acquisition Co. 6.00%, 7/15/15		700	633,500
Penn Virginia Corp. 10.38%, 6/15/16		250	270,000

			903,500

PAPER PRODUCTS – 1.2%
Cascades, Inc. 7.25%, 2/15/13	CA	20	19,600
Georgia-Pacific LLC
7.13%, 1/15/17(2)		150	146,625
7.25%, 6/1/28		10	8,900
7.70%, 6/15/15		815	823,150
8.00%, 1/15/24		115	113,850
8.25%, 5/1/16(2)		50	51,875
8.88%, 5/15/31		200	202,000
Verso Paper Holdings LLC, Series B 9.13%, 8/1/14		30	22,200

			1,388,200

PIPELINES – 3.1%
Colorado Interstate Gas Co. 5.95%, 3/15/15		20	21,021
Dynegy Holdings Pass Through Trust, Series A 7.27%, 11/8/10		107	106,636
Dynegy Holdings Pass Through Trust, Series B 7.67%, 11/8/16		450	413,438
El Paso Corp.
7.80%, 8/1/31		200	183,424
8.05%, 10/15/30		1,010	933,523
8.25%, 2/15/16		300	307,500
Kinder Morgan Finance Co. 5.70%, 1/5/16	CA	320	304,800
Knight, Inc. 5.15%, 3/1/15		850	809,625
SemGroup LP 8.75%, 11/15/15(2)(4)		30	1,950
Tennessee Gas Pipeline Co. 8.00%, 2/1/16		100	113,500
Williams Cos., Inc.
7.88%, 9/1/21		150	162,249
8.75%, 1/15/20		75	86,223
Williams Partners LP 7.25%, 2/1/17		100	98,271

			3,542,160

REAL ESTATE INVESTMENT TRUSTS – 0.6%
HCP, Inc.
5.65%, 12/15/13		200	197,867
6.00%, 1/30/17		75	70,045
7.07%, 6/8/15		25	25,079
Ventas Realty LP
6.50%, 6/1/16		375	363,750
6.75%, 4/1/17		60	58,800

			715,541

REFINING – 3.8%
Berry Petroleum Co. 10.25%, 6/1/14		325	346,938
Chesapeake Energy Corp.
6.88%, 1/15/16		150	142,125
7.00%, 8/15/14		75	72,563
7.25%, 12/15/18		150	141,750
7.63%, 7/15/13		25	24,844
9.50%, 2/15/15		1,175	1,236,687
Continental Resources, Inc. 8.25%, 10/1/19(2)		50	51,375
Newfield Exploration Co. 7.13%, 5/15/18		330	329,175
Opti Canada, Inc.
7.88%, 12/15/14	CA	125	95,625
8.25%, 12/15/14	CA	790	612,250
Range Resources Corp.
7.25%, 5/1/18		25	24,500
7.50%, 10/1/17		125	124,375
Sandridge Energy, Inc. 8.63%, 4/1/15		1,150	1,139,937

			4,342,144

SC PIMCO HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
RESTAURANTS – 0.2%
NPC International, Inc. 9.50%, 5/1/14		$165	$165,000

RETAIL – 1.6%
Ferrellgas Partners LP
6.75%, 5/1/14		75	71,344
6.75%, 5/1/14(2)		25	23,781
J.C. Penney Co., Inc.
7.13%, 11/15/23		50	46,000
7.95%, 4/1/17		225	232,875
New Albertsons, Inc.
7.75%, 6/15/26		190	169,100
8.00%, 5/1/31		250	224,375
8.70%, 5/1/30		525	477,750
SUPERVALU, Inc.
7.50%, 11/15/14		520	522,600
8.00%, 5/1/16		50	51,750

			1,819,575

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.7%
Freescale Semiconductor, Inc. 8.88%, 12/15/14		185	141,525
Sensata Technologies BV 8.00%, 5/1/14	NL	700	652,750

			794,275

SOFTWARE – 0.3%
First Data Corp. 9.88%, 9/24/15		380	351,025

SPECIAL PURPOSE ENTITIES – 1.4%
El Paso Performance-Linked Trust 7.75%, 7/15/11(2)		250	255,381
MetLife of Connecticut Institutional Funding, Ltd. 0.78%, 6/15/11(1)	JE	100	96,659
NSG Holdings LLC 7.75%, 12/15/25(2)		490	438,550
Santander Perpetual SA Unipersonal 6.67%, Perpetual(1)(2)	ES	100	87,947
Sumitomo Mitsui Financial Group Preferred Capital, Ltd. 6.08%, Perpetual(1)(2)	KY	200	174,694
Universal City Development Partners 11.75%, 4/1/10		245	246,838
Universal City Florida Holding Co.
5.23%, 5/1/10(1)		10	9,775
8.38%, 5/1/10		250	242,500

			1,552,344

TELECOMMUNICATIONS – 9.6%
Cincinnati Bell, Inc. 7.00%, 2/15/15		20	19,400
Citizens Communications Co.
6.63%, 3/15/15		25	23,875
9.00%, 8/15/31		90	88,200
Cricket Communications, Inc.
9.38%, 11/1/14		200	203,000
10.00%, 7/15/15		25	25,688
Crown Castle International Corp. 7.75%, 5/1/17(2)		175	181,125
Frontier Communications Corp.
7.13%, 3/15/19		550	518,375
7.45%, 7/1/35		100	80,000
8.25%, 5/1/14		125	128,750
Intelsat Corp.
9.25%, 8/15/14		225	230,625
9.25%, 6/15/16		150	154,500
Intelsat Jackson Holdings Ltd. 9.50%, 6/15/16	BM	25	26,250
Intelsat Subsidiary Holding Co., Ltd. 8.88%, 1/15/15	BM	50	50,875
MetroPCS Wireless, Inc. 9.25%, 11/1/14		370	378,325
Motorola, Inc. 6.00%, 11/15/17		125	119,740
Nordic Telephone Co. Holdings 8.88%, 5/1/16(2)	DK	625	646,875
Qwest Capital Funding, Inc.
7.25%, 2/15/11		115	115,000
7.90%, 8/15/10		25	25,313
8.88%, 3/15/12		150	157,875
Qwest Communications International, Inc.
7.25%, 2/15/11		100	101,375
7.50%, 2/15/14		1,525	1,505,937
8.00%, 10/1/15(2)		100	99,875
Qwest Corp.
7.50%, 6/15/23		250	227,500
8.38%, 5/1/16(2)		250	258,750
Sprint Capital Corp.
0.68%, 6/28/10(1)		25	24,282
6.90%, 5/1/19		1,915	1,713,925
7.63%, 1/30/11		75	76,781
8.38%, 3/15/12		75	77,438
8.75%, 3/15/32		400	378,000
Sprint Nextel Corp.
6.00%, 12/1/16		145	129,413
8.38%, 8/15/17		200	199,000
Telesat Canada LLC 11.00%, 11/1/15	CA	575	612,375
Time Warner Telecom Holdings, Inc. 9.25%, 2/15/14		170	175,100
Virgin Media Finance PLC 9.50%, 8/15/16	GB	175	184,187
West Corp. 9.50%, 10/15/14		110	107,800

SC PIMCO HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Wind Acquisition Finance SA
9.75%, 12/1/15	LU	$50	$79,021
10.75%, 12/1/15(2)	LU	300	330,000
11.75%, 7/15/17(2)	LU	300	338,250
Windstream Corp.
7.88%, 11/1/17(2)(3)		200	197,000
8.63%, 8/1/16		895	915,137

			10,904,937

TOBACCO – 0.0%+
Reynolds American, Inc. 7.75%, 6/1/18		20	21,826

TRANSPORTATION – 0.1%
Kansas City Southern 8.00%, 6/1/15		75	76,500

UTILITIES – 6.5%
AES Red Oak LLC, Series A 8.54%, 11/30/19		862	812,710
Dominion Resources, Inc.
6.30%, 9/30/66(1)		250	200,000
7.50%, 6/30/66(1)		50	45,750
Energy Future Holdings Corp. 11.25%, 11/1/17		80	52,470
FPL Group Capital, Inc., Series B 6.35%, 10/1/66(1)		50	45,000
Intergen 9.00%, 6/30/17(2)	NL	750	772,500
Ipalco Enterprises, Inc. 7.25%, 4/1/16(2)		40	40,100
Midwest Generation LLC, Series B 8.56%, 1/2/16		584	593,126
NRG Energy, Inc.
7.38%, 2/1/16		275	266,062
7.38%, 1/15/17		315	304,762
8.50%, 6/15/19		50	50,063
Quicksilver Resources, Inc.
9.13%, 8/15/19		575	572,125
11.75%, 1/1/16		300	330,750
Reliant Energy Mid-Atlantic Power Holdings LLC, Series C 9.68%, 7/2/26		100	104,000
RRI Energy, Inc.
6.75%, 12/15/14		401	412,027
7.63%, 6/15/14		500	490,625
7.88%, 6/15/17		150	146,438
Sierra Pacific Resources 7.80%, 6/15/12		25	25,220
Sithe Independence Funding Corp., Series A 9.00%, 12/30/13		77	78,177
Tenaska Alabama Partners LP 7.00%, 6/30/21(2)		341	309,959
Texas Competitive Electric Holdings Co. LLC, Series A 10.25%, 11/1/15		50	36,000
The AES Corp.
7.75%, 10/15/15		175	175,875
8.00%, 10/15/17		245	246,531
8.00%, 6/1/20		1,095	1,086,787
9.75%, 4/15/16(2)		175	190,750

			7,387,807

Total Corporate Debt Obligations
(Cost $84,136,027)			93,982,881

FOREIGN GOVERNMENT OBLIGATIONS – 5.1%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 1/1/12	BR	7,140	4,013,449
10.00%, 1/1/17	BR	3,400	1,728,790

Total Foreign Government Obligations
(Cost $5,263,547)			5,742,239

LOAN ASSIGNMENTS – 2.3%

SENIOR LOANS – 2.3%
Energy Future Competitive Holdings Co. 3.75%, 10/10/14(1)		1,975	1,570,268
First Data Corp.
3.01%, 9/24/14(1)		26	22,342
3.04%, 9/24/14(1)		470	404,144
Newsday LLC 9.75%, 8/1/13		200	207,760
Texas Competitive Electric Holdings Co. LLC
3.75%, 10/10/14(1)		500	397,600
3.76%, 10/10/14(1)		10	8,053

Total Loan Assignments
(Cost $2,195,597)			2,610,167

		Shares
CONVERTIBLE PREFERRED STOCKS – 0.5%

BANKS – 0.5%
Wells Fargo & Co., Series L 7.50%, Perpetual		625	558,125

INSURANCE – 0.0%+
American International Group, Inc. 8.50%, 8/1/11		100	1,155

Total Convertible Preferred Stocks
(Cost $392,235)			559,280

SC PIMCO HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
SHORT TERM INVESTMENTS – 3.8%

U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS – 2.5%
Federal Home Loan Bank Discount Note
0.01%, 10/2/09(5)		$100	$100,000
Federal Home Loan Mortgage Corp. Discount Notes
0.15%, 1/27/10(5)		400	399,868
0.19%, 1/27/10(5)		200	199,934
0.20%, 2/23/10(5)		100	99,952
0.21%, 3/15/10(5)		100	99,931
0.22%, 3/22/10(5)		200	199,856
Federal National Mortgage Association Discount Notes
0.12%, 12/17/09(5)		600	599,934
0.22%, 3/17/10(5)		300	299,790
U.S. Treasury Bills 0.19%, 3/25/10(5)(6)		270	269,789
0.20%, 4/1/10(5)(7)		546	545,520

Total U.S. Treasury and U.S. Government Agency Obligations
(Cost $2,814,053)			2,814,574

		Shares
MUTUAL FUNDS – 1.3%
State Street Institutional U.S. Government Money Market Fund (Cost $1,496,219)		1,496,219	1,496,219

Total Short Term Investments
(Cost $4,310,272)			4,310,793

TOTAL INVESTMENTS – 99.3% (Cost $100,958,212)			112,483,622
Other assets less liabilities – 0.7%			775,641

NET ASSETS – 100.0%			$113,259,263

*	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%
(1)	Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2009.
(2)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009 these securities amounted to $17,513,144, representing 15.5% of net assets.
(3)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(4)	Security is in default and is non-income producing.
(5)	Rate represents yield to maturity at September 30, 2009.
(6)	Security (or a portion thereof) has been pledged as collateral for open swap contracts. At the period end, the value of securities pledged amounted to $269,789.
(7)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts. At the period end, the value of securities pledged amounted to $545,520.
GDR	Global Depositary Receipt
BM	Bermuda
BR	Brazil
CA	Canada
DE	Germany
DK	Denmark
ES	Spain
FR	France
GB	Great Britain
IT	Italy
JE	Jersey
JP	Japan
KY	Cayman Islands
LR	Liberia
LU	Luxembourg
NL	Netherlands

SC PIMCO HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(8)	At September 30, 2009, open futures contracts were as follows:

Type	Description	Expiration Date	Contracts	Aggregated Face Value ($)	Notional Value ($)	Unrealized Appreciation ($)
Long	3 Month Sterling Interest Rate December Futures	12/15/10	156	30,269,872	30,431,596	161,724
Long	3 Month Sterling Interest Rate March Futures	3/16/11	2	386,872	388,430	1,558
Long	90 Day Eurodollar December Futures	12/14/09	95	23,558,362	23,662,125	103,763
Long	90 Day Eurodollar December Futures	12/13/10	73	17,865,038	17,929,713	64,675
Long	90 Day Eurodollar June Futures	6/14/10	2	484,350	495,150	10,800
Long	90 Day Eurodollar March Futures	3/14/11	66	16,137,825	16,153,500	15,675

Net unrealized appreciation						358,195

(9)	At September 30, 2009, open forward foreign currency exchange contracts were as follows:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation) ($)
EUR	1,130,000	USD	1,604,605	10/8/09	(48,973)
EUR	658,000	USD	958,376	10/8/09	(4,503)
GBP	2,114,000	USD	3,523,890	10/28/09	145,806
GBP	251,000	USD	400,420	10/28/09	(668)
USD	17,800	CNY	120,043	3/29/10	(221)
USD	4,113	CNY	27,827	3/29/10	(38)
USD	11,888	CNY	80,493	3/29/10	(101)
USD	4,000	CNY	27,125	6/7/10	(20)
USD	21,346	CNY	144,618	6/7/10	(128)

Net unrealized appreciation					91,154

CNY - Yuan Renminbi

EUR - Euro

GBP - Great British Pound

USD - United States Dollar

(10)	At September 30, 2009, open written interest rate swaption contracts were as follows:

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC -5 Year Interest Rate Swap	Barclays Bank PLC	Pay	3-Month USD-LIBOR	5.00%	6/15/10	2,000	7,500
Put	OTC -7 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	4.00%	11/23/09	3,000	4,054
Put	OTC -10 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	4.35%	11/23/09	500	927
Put	OTC -5 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	3.42%	11/23/09	2,000	3,156
Put	OTC -7 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	4.00%	11/23/09	1,000	1,351
Put	OTC -5 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	5.00%	6/15/10	3,000	11,250

SC PIMCO HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(Continued)
Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC -5 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	5.00%	6/15/10	1,000	3,750
Put	OTC -5 Year Interest Rate Swap	Merrill Lynch Capital Services, Inc.	Pay	3-Month USD-LIBOR	3.42%	11/23/09	3,000	4,734
Put	OTC -5 Year Interest Rate Swap	Merrill Lynch Capital Services, Inc.	Pay	3-Month USD-LIBOR	5.80%	6/28/10	4,000	8,615
Call	OTC -10 Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	Receive	3-Month USD-LIBOR	3.00%	11/23/09	1,000	3,123

(Written Swaption Premium $192,014)								48,460

LIBOR	- London InterBank Offered Rate
USD	- United States Dollar

(11)	Swap Contracts

At September 30, 2009, outstanding credit default swap contracts on corporate issues - Sell Protection (a) were as follows:

Counterparty	Reference Obligation	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Bank of America NA	American International Group, Inc.	5.00%	9/20/10	8.66%	400	(13,604)	(58,000)	44,396
Bank of America NA	American International Group, Inc.	5.00%	9/20/11	8.22%	200	(11,392)	(46,000)	34,608
Bank of America NA	American International Group, Inc.	5.00%	9/20/11	8.22%	200	(11,392)	(48,000)	36,608
Bank of America NA	Berkshire Hathaway, Inc.	1.00%	9/20/14	1.45%	200	(4,082)	(11,771)	7,689
Bank of America NA	General Electric Capital Corp.	5.00%	6/20/14	1.94%	500	65,138	14,225	50,913
Bank of America NA	General Electric Capital Corp.	5.00%	6/20/14	1.94%	600	78,166	18,270	59,896
Bank of America NA	General Electric Capital Corp.	5.00%	6/20/14	1.94%	200	26,055	6,214	19,841
Bank of America NA	SLM Corp.	5.00%	12/20/10	10.93%	200	(13,158)	(20,500)	7,342
Bank of America NA	SLM Corp.	5.00%	12/20/10	10.93%	100	(6,579)	(8,250)	1,671
Bank of America NA	SLM Corp.	5.00%	12/20/11	9.80%	500	(44,819)	(40,000)	(4,819)
Barclays Bank PLC*	General Electric Capital Corp.	5.00%	6/20/14	1.94%	200	26,056	6,929	19,127
Barclays Bank PLC*	RRI Energy, Inc.	5.00%	9/20/14	8.09%	1,200	(123,232)	(189,000)	65,768
Barclays Capital, Inc.*	SLM Corp.	5.00%	12/20/13	9.00%	50	(6,145)	(5,500)	(645)
Citibank NA	Dynegy Holdings, Inc.	5.00%	9/20/14	8.84%	100	(13,468)	(14,000)	532
Citibank NA	General Electric Capital Corp.	3.25%	3/20/14	1.93%	100	5,372	—	5,372
Citibank NA	RRI Energy, Inc.	5.00%	9/20/14	8.09%	500	(51,347)	(55,000)	3,653
Deutsche Bank AG	Berkshire Hathaway, Inc.	1.00%	9/20/14	1.45%	100	(2,041)	(5,872)	3,831
Deutsche Bank AG	General Electric Capital Corp.	5.00%	6/20/14	1.94%	400	52,110	16,493	35,617

SC PIMCO HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(Continued)
Counterparty	Reference Obligation	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Deutsche Bank AG	GMAC LLC	5.00%	3/20/12	6.74%	60	(2,295)	(9,300)	7,005
Deutsche Bank AG	Prudential Financial, Inc.	5.00%	9/20/14	2.20%	100	12,377	(1,596)	13,973
Deutsche Bank AG	RRI Energy, Inc.	5.00%	9/20/14	8.09%	300	(30,808)	(43,500)	12,692
Deutsche Bank AG	RRI Energy, Inc.	5.00%	9/20/14	8.09%	300	(30,808)	(43,500)	12,692
Deutsche Bank AG	SLM Corp.	5.00%	6/20/10	9.52%	100	(4,438)	(5,750)	1,312
Deutsche Bank AG	SLM Corp.	5.00%	6/20/12	11.46%	100	(9,968)	(13,000)	3,032
Goldman Sachs International	American International Group, Inc.	5.00%	9/20/11	8.22%	100	(5,696)	(23,000)	17,304
Goldman Sachs International	Berkshire Hathaway, Inc.	1.00%	6/20/14	1.42%	300	(5,481)	(16,911)	11,430
Goldman Sachs International	Berkshire Hathaway, Inc.	1.00%	6/20/14	1.42%	100	(1,827)	(5,213)	3,386
Goldman Sachs International	Chesapeake Energy Corp.	5.00%	9/20/14	5.78%	600	(18,083)	(12,000)	(6,083)
Goldman Sachs International	CIT Group, Inc.	5.00%	6/20/14	28.39%	200	(73,735)	(28,250)	(45,485)
Goldman Sachs International	Dynergy Holdings, Inc.	5.00%	9/20/14	8.84%	100	(13,468)	(22,000)	8,532
Goldman Sachs International	El Paso Corp.	5.00%	9/20/14	5.89%	900	(31,187)	(85,500)	54,313
Goldman Sachs International	Prudential Financial, Inc.	5.00%	9/20/14	2.20%	400	49,508	(1,602)	51,110
Goldman Sachs International	RRI Energy, Inc.	5.00%	6/20/14	8.09%	100	(10,269)	(17,000)	6,731
Goldman Sachs International	RRI Energy, Inc.	5.00%	9/20/14	8.09%	500	(51,347)	(80,000)	28,653
UBS AG	American International Group, Inc.	5.00%	9/20/14	7.90%	100	(10,717)	(14,000)	3,283
UBS AG	Indonesia NS	1.93%	9/20/14	1.85%	1,000	3,730	—	3,730
UBS AG	SLM Corp.	5.00%	3/20/10	11.46%	100	(2,974)	(4,000)	1,026

Total						(285,848)	(865,884)	580,036

*	At September 30, 2009, cash in the amount of $420,000 has been received as collateral.

At September 30, 2009, outstanding credit default swap contracts on credit indices - Buy Protection (a) were as follows:

Counterparty	Reference Obligation	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount (c) (000) ($)	Market Value(d) ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Depreciation ($)
Deutsche Bank AG	CDX High Yield 12 5-Year Index	(5.00)%	6/20/14	188	11,667	23,735	(12,068)
Goldman Sachs International	CDX Investment Grade 12 5-Year Index	(1.00)%	6/20/14	1,600	7,714	16,972	(9,258)

Total					19,381	40,707	(21,326)

SC PIMCO HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of that particular agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(d)	The quoted market prices and resulting values for credit default swap contracts on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(12)	Fair Value Measurements +

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value as of September 30, 2009:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Asset Backed Securities	$—	$343,686	$—	$343,686
Collateralized Mortgage Obligations	—	4,142,586	—	4,142,586
Commercial Mortgage Backed Securities	—	754,615	—	754,615
Convertible Bond (a)	—	37,375	—	37,375
Corporate Debt Obligations (a)	—	93,982,881	—	93,982,881
Foreign Government Obligations	—	5,742,239	—	5,742,239
Loan Assignments	—	2,610,167	—	2,610,167
Convertible Preferred Stocks (a)	559,280	—	—	559,280
Short Term Investments
U.S. Treasury and U.S. Government Agency Obligations	815,309	1,999,265	—	2,814,574
Mutual Funds	1,496,219	—	—	1,496,219

Total Short Term Investments	2,311,528	1,999,265	—	4,310,793

Total Investments	2,870,808	109,612,814	—	112,483,622

Forward Foreign Currency Exchange Contracts	—	145,806	—	145,806

Futures Contracts	358,195	—	—	358,195

Swap Contracts	—	637,068	—	637,068

Total	$3,229,003	$110,395,688	$—	$113,624,691

Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(54,652)	$—	$(54,652)

Swap Contracts	—	(78,358)	—	(78,358)

Written Swaption Contracts	—	(48,460)	—	(48,460)

Total	$—	$(181,470)	$—	$(181,470)

+	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC PIMCO TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 0.9%
Bear Stearns Asset Backed Securities Trust, Series 2006-SD3 5.50%, 8/25/36		$2,420	$1,113,069
Countrywide Asset-Backed Certificates, Series 2006-2, Class 2A2 0.44%, 6/25/36(1)		279	204,018
Ford Credit Auto Owner Trust, Series 2008-C, Class A2B 1.14%, 1/15/11(1)		37	36,595
Ford Credit Auto Owner Trust, Series 2008-C, Class A3 1.66%, 6/15/12(1)		1,000	1,009,897
Ford Credit Auto Owner Trust, Series 2009-D, Class A2 1.21%, 1/15/12		300	300,674

Total Asset Backed Securities (Cost $2,356,036)			2,664,253

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
Bear Stearns Alt-A Trust, Series 2005-4 5.35%, 5/25/35(1)		192	128,887
Bear Stearns Alt-A Trust, Series 2006-1 5.71%, 2/25/36(1)		201	115,629
Harborview Mortgage Loan Trust, Series 2005-4 5.22%, 7/19/35(1)		557	403,890
JP Morgan Mortgage Trust, Series 2007-A1 4.49%, 7/25/35(1)		776	361,832
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5 4.98%, 5/25/35(1)		374	242,447

Total Collateralized Mortgage Obligations (Cost $1,155,174)			1,252,685

COMMERCIAL MORTGAGE BACKED SECURITIES – 2.7%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4 5.89%, 11/15/44(1)		5,000	4,665,490
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4 4.88%, 1/12/38(1)		2,800	2,875,274
Morgan Stanley Capital I, Series 2004-IQ8, Class A5 5.11%, 6/15/40(1)		600	588,324

Total Commercial Mortgage Backed Securities (Cost $7,151,578)			8,129,088

CORPORATE DEBT OBLIGATIONS – 28.7%

AUTOMOTIVE – 0.4%
Ford Motor Credit Co. LLC
7.38%, 2/1/11		1,000	994,783
7.88%, 6/15/10		200	200,877

			1,195,660

BANKS – 17.3%
American Express Bank, FSB 5.50%, 4/16/13		400	422,165
Bank of America Corp.
0.55%, 2/12/10(1)		195	194,909
5.75%, 12/1/17		300	299,453
6.00%, 9/1/17		1,100	1,112,906
Barclays Bank PLC
5.00%, 9/22/16	GB	1,500	1,519,152
6.05%, 12/4/17(2)	GB	500	503,183
Barnett Capital III 1.11%, 2/1/27(1)		200	126,065
Bear Stearns Co., Inc. 5.30%, 10/30/15		100	105,587
BNP Paribas
7.20%, Perpetual(1)(2)	FR	100	87,000
7.78%, Perpetual(1)	FR	100	147,798
Citigroup Capital XXI 8.30%, 12/21/57(1)		1,600	1,422,000
Citigroup, Inc.
3.63%, 11/30/17(1)		800	961,605
5.50%, 4/11/13		700	716,328
5.50%, 10/15/14		400	399,422
6.13%, 11/21/17		200	198,570
8.50%, 5/22/19		200	225,767
Commonwealth Bank Of Australia 0.93%, 7/12/13(1)(2)	AU	1,600	1,594,135
Danske Bank A/S 2.50%, 5/10/12(2)	DK	300	303,186
Deutsche Bank AG 6.00%, 9/1/17	DE	300	323,752
Dexia Credit Local 0.94%, 9/23/11(1)(2)	FR	400	403,832
Fortis Bank Nederland Holding NV 3.00%, 4/17/12	NL	200	298,862
ING Bank NV 2.63%, 2/9/12(2)	NL	1,400	1,423,716
JP Morgan Chase & Co., Series C 0.42%, 12/21/11(1)		2,000	1,982,688
JP Morgan Chase & Co., Series I, GDR 7.90%, Perpetual(1)		300	288,051
JP Morgan Chase Bank NA 0.63%, 6/13/16(1)		300	279,014
JP Morgan Chase Capital XXI 1.43%, 2/2/37(1)		1,000	660,305

SC PIMCO TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Lloyds TSB Bank PLC
2.30%, 4/1/11(2)	GB	$1,800	$1,827,792
2.80%, 4/2/12(2)	GB	4,300	4,397,967
Macquarie Bank Ltd. 4.10%, 12/17/13(2)	AU	300	315,720
Merrill Lynch & Co., Inc.
0.64%, 2/15/11(1)		1,500	1,459,358
1.13%, 5/30/14(1)		100	131,323
6.88%, 4/25/18		200	210,339
Merrill Lynch & Co., Inc., Series C
0.39%, 3/23/10(1)		400	399,345
0.69%, 2/5/10(1)		2,776	2,776,602
Morgan Stanley
0.84%, 1/9/14(1)		500	465,208
0.99%, 10/15/15(1)		2,000	1,829,414
5.95%, 12/28/17		400	407,258
National Australia Bank Ltd. 2.55%, 1/13/12(2)	AU	1,000	1,019,191
Northern Rock PLC 5.63%, 6/22/17(2)	GB	1,300	1,194,032
Royal Bank of Scotland Group PLC
0.85%, 4/8/11(1)(2)	GB	5,000	5,012,100
3.00%, 12/9/11(2)	GB	2,800	2,882,600
5.00%, 10/1/14	GB	100	90,444
6.99%, Perpetual(1)(2)	GB	200	104,000
Societe Financement de l’Economie Francaise
0.71%, 7/16/12(1)(2)	FR	1,000	1,000,069
3.38%, 5/5/14(2)	FR	2,100	2,156,125
Societe Generale 5.92%, Perpetual(1)(2)	FR	400	288,000
State Street Capital Trust IV 1.30%, 6/15/37(1)		200	128,984
Swedbank AB 2.80%, 2/10/12(2)	SE	1,000	1,017,433
The Export-Import Bank of Korea
5.88%, 1/14/15	KR	900	948,826
8.13%, 1/21/14	KR	400	458,193
Wachovia Bank NA 0.63%, 3/15/16(1)		400	356,264
Wachovia Corp.
0.64%, 10/15/11(1)		3,900	3,844,807
5.30%, 10/15/11		650	688,671

			51,409,516

CHEMICALS – 0.4%
The Dow Chemical Co. 4.85%, 8/15/12		1,000	1,039,858

ELECTRIC UTILITIES – 0.2%
Electricite de France 6.50%, 1/26/19(2)	FR	400	458,326

FINANCIALS – 6.1%
American Express Co. 7.00%, 3/19/18		700	770,055
Citigroup Funding, Inc., Series D 1.52%, 5/7/10(1)		4,000	4,003,220
Countrywide Financial Corp. 5.80%, 6/7/12		2,100	2,215,299
General Electric Capital Corp., Series A
0.75%, 1/8/16(1)		100	85,001
6.15%, 8/7/37		100	94,898
6.88%, 1/10/39		800	837,864
International Lease Finance Corp.
4.38%, 11/1/09		1,031	1,026,458
5.40%, 2/15/12		3,700	3,179,480
LeasePlan Corp. NV
3.00%, 5/7/12(2)	NL	1,000	1,022,933
3.13%, 2/10/12	NL	200	299,548
SLM Corp.
4.75%, 3/17/14		100	107,556
SLM Corp., Series A
0.50%, 3/15/11(1)		1,800	1,620,990
0.80%, 1/27/14(1)		500	315,485
The Goldman Sachs Group, Inc.
0.65%, 2/6/12(1)		200	196,763
0.74%, 3/22/16(1)		600	565,871
6.15%, 4/1/18		1,100	1,157,104
6.25%, 9/1/17		700	740,315

			18,238,840

FOOD, BEVERAGES & RESTAURANTS – 0.2%
Tate & Lyle International Finance PLC 6.63%, 6/15/16(2)	GB	500	505,743

HEALTH CARE – 0.2%
Roche Holdings, Inc. 6.00%, 3/1/19(2)		600	667,883

INSURANCE – 1.5%
American General Finance Corp. 4.88%, 5/15/10		700	672,409
American International Group, Inc.
1.08%, 4/26/11(1)		100	127,317
5.05%, 10/1/15		100	74,104
5.45%, 5/18/17		100	72,489
8.25%, 8/15/18		1,000	849,832
Metropolitan Life Global Funding I 0.89%, 9/17/10(1)(2)		2,800	2,793,456

			4,589,607

OIL & GAS – 0.4%
Shell International Finance B.V. 6.38%, 12/15/38	NL	1,000	1,187,453

REFINING – 0.4%
Petrobras International Finance Co. 7.88%, 3/15/19	KY	1,100	1,269,125

TELECOMMUNICATIONS – 0.8%
BellSouth Corp. 4.95%, 4/26/10(2)		1,200	1,226,729
Verizon Wireless Capital LLC 3.03%, 5/20/11(1)(2)		1,000	1,034,527

			2,261,256

SC PIMCO TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
TRANSPORTATION – 0.1%
Ryder System, Inc. 6.00%, 3/1/13		$400	$420,552

UTILITIES – 0.7%
Centrais Eletricas Brasileiras SA 6.88%, 7/30/19(2)	BR	1,600	1,728,000
MidAmerican Energy Holdings Co. 6.13%, 4/1/36		300	323,832

			2,051,832

Total Corporate Debt Obligations (Cost $80,612,695)			85,295,651

FOREIGN GOVERNMENT OBLIGATION – 0.1%
United Mexican States, Series A 6.05%, 1/11/40 (Cost $200,200)	MX	200	199,500

MUNICIPAL BONDS – 0.6%
Metropolitan Transportation Authority 7.34%, 11/15/39		1,100	1,359,633
State Of Louisiana 3.00%, 5/1/43(1)		400	401,868

Total Municipal Bonds (Cost $1,500,000)			1,761,501

U.S. GOVERNMENT GUARANTEED NOTES – 1.7%
TLGP Citibank NA
1.63%, 3/30/11		200	202,264
1.88%, 5/7/12		100	100,662
1.88%, 6/4/12		100	100,661
TLGP Citigroup Funding, Inc. 2.25%, 12/10/12		300	304,039
TLGP Citigroup, Inc. 2.13%, 4/30/12		1,200	1,216,984
TLGP General Electric Capital Corp.
1.80%, 3/11/11		1,800	1,822,359
2.00%, 9/28/12		600	603,344
3.00%, 12/9/11		500	517,480
TLGP Morgan Stanley 3.25%, 12/1/11		300	312,084

Total U.S. Government Guaranteed Notes (Cost $5,150,612)			5,179,877

U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS – 84.0%
Federal Home Loan Bank 3.38%, 6/24/11		200	208,120
Federal Home Loan Mortgage Corp.
1.13%, 6/1/11		1,600	1,608,403
5.00%, 4/18/17		1,300	1,436,123
5.25%, 7/18/11		100	107,795
5.50%, 4/1/37		194	202,885
5.50%, 7/1/37		609	637,978
5.50%, 8/1/37		329	345,265
5.50%, 6/1/38		147	154,534
5.50%, 8/1/38		798	836,370
5.50%, 9/1/38		306	320,259
5.50%, 10/1/38		1,549	1,623,974
Federal National Mortgage Association
5.00%, 6/1/35		868	900,799
5.50%, 2/1/34		17	18,174
5.50%, 3/1/36		584	612,272
5.50%, 8/1/36		25	26,291
5.50%, 12/1/36		15	15,630
5.50%, 8/1/37		17	17,830
5.50%, 6/1/38		610	639,133
5.50%, TBA		13,900	14,538,538
6.00%, 9/1/34		25	27,086
6.00%, 8/1/36		497	525,605
6.00%, 10/1/36		20	21,599
6.00%, 12/1/36		659	697,082
6.00%, 1/1/37		190	201,347
6.00%, 8/1/37		723	763,990
6.00%, 9/1/37		385	407,393
6.00%, 8/1/38(3)		1,699	1,797,657
6.00%, TBA		40,200	42,411,000
6.50%, TBA		2,000	2,130,000
Government National Mortgage Association
5.50%, 2/15/37		864	908,707
6.00%, 6/15/36		393	416,037
6.00%, 2/15/38		456	482,361
6.00%, 7/15/38		713	754,296
6.00%, 8/15/38		684	722,816
6.00%, 10/15/38		5,103	5,398,077
6.00%, TBA		9,800	10,345,125
6.50%, 12/15/37		769	817,646
6.50%, 8/15/38		832	885,087
U.S. Treasury Bonds
3.50%, 2/15/39		1,000	905,938
4.25%, 5/15/39(3)		2,600	2,689,781
4.38%, 2/15/38		1,400	1,474,813
4.50%, 5/15/38		600	645,656
4.50%, 8/15/39		7,200	7,762,500
4.75%, 2/15/37		200	223,156
U.S. Treasury Notes
0.88%, 12/31/10		400	401,719
0.88%, 2/28/11		200	200,766
0.88%, 3/31/11		300	301,008
0.88%, 4/30/11(3)		545	546,490
0.88%, 5/31/11		3,600	3,608,579
1.00%, 7/31/11		13,900	13,939,643
1.00%, 8/31/11		102,800	102,980,825
1.00%, 9/30/11		12,000	12,009,372
1.13%, 6/30/11(3)		1,700	1,709,828
3.00%, 9/30/16		6,400	6,425,498

Total U.S. Treasury and U.S. Government Agency Obligations (Cost $247,608,807)			249,788,856

SC PIMCO TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Shares	Value
CONVERTIBLE PREFERRED STOCK – 0.1%

BANKS – 0.1%
Wells Fargo & Co., Series L 7.50%, Perpetual (Cost $129,360)		200	$178,600

		Principal Amount (000)
SHORT TERM INVESTMENTS – 2.8%

U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS – 2.2%
Federal Home Loan Mortgage Corp. Discount Notes
0.17%, 2/23/10(4)		$1,246	1,245,528
0.19%, 1/20/10(3)(4)		6	5,998
0.20%, 1/5/10(3)(4)		146	145,961
0.22%, 3/22/10(4)		1,600	1,598,848
Federal National Mortgage Association Discount Notes
0.13%, 11/16/09(3)(4)		2	2,000
0.23%, 3/10/10(4)		3,400	3,397,722
U.S. Treasury Bill 0.20%, 4/1/10(3)(4)		103	102,909

Total U.S. Treasury and U.S. Government Agency Obligations (Cost $6,496,845)			6,498,966

		Shares
MUTUAL FUNDS – 0.6%
State Street Institutional U.S. Government Money Market Fund (Cost $1,789,489)		1,789,489	1,789,489

Total Short Term Investments (Cost $8,286,334)			8,288,455

TOTAL INVESTMENTS – 122.0% (Cost $354,150,796)			362,738,466
Liabilities in excess of other assets – (22.0)%			(65,523,560)

NET ASSETS – 100.0%			$297,214,906

*	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2009.
(2)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009 these securities amounted to $34,967,678, representing 11.8% of net assets.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts. At the period end, the value of securities pledged amounted to $1,128,997.
(4)	Rate represents yield to maturity at September 30, 2009.
TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of the TBA securities (excluding forward sales contracts, if any) amounts to $69,424,663 which represents approximately 23.4% of net assets as of September 30, 2009. At September 30, 2009, cash in the amount of $140,000 has been received as collateral.
TLGP	Temporary Liquidity Guarantee Program.
GDR	Global Depositary Receipt
AU	Australia
BR	Brazil
DE	Germany
DK	Denmark
FR	France
GB	Great Britain
KR	Korea, Republic Of
KY	Cayman Islands
MX	Mexico
NL	Netherlands
SE	Sweden

SC PIMCO TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(5)	At September 30, 2009, cash of $4,000 has been posted as collateral for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregated Face Value ($)	Notional Value ($)	Unrealized Appreciation / (Depreciation) ($)
Long	10 Year U.S. Treasury Note December Futures	12/21/09	76	8,869,031	8,992,937	123,906
Long	2 Year U.S. Treasury Note December Futures	12/31/09	9	1,953,141	1,952,719	(422)
Long	3 Month Euribor Interest Rate December Futures	12/14/09	3	1,081,671	1,089,335	7,664
Long	3 Month Euribor Interest Rate March Futures	3/15/10	4	1,439,185	1,449,739	10,554
Long	3 Month Sterling Interest Rate December Futures	12/15/10	21	4,081,944	4,096,561	14,617
Long	3 Month Sterling Interest Rate June Futures	6/16/10	10	1,953,988	1,971,319	17,331
Long	3 Month Sterling Interest Rate March Futures	3/16/11	2	387,965	388,431	466
Long	3 Month Sterling Interest Rate September Futures	9/15/10	26	5,068,993	5,098,422	29,429
Long	30 Year U.S. Treasury Bond December Futures	12/21/09	58	6,945,219	7,039,750	94,531
Long	5 Year U.S. Treasury Note December Futures	12/31/09	93	10,688,328	10,796,719	108,391
Long	90 Day Eurodollar December Futures	12/14/09	164	40,588,262	40,848,300	260,038
Long	90 Day Eurodollar June Futures	6/14/10	57	14,044,212	14,111,775	67,563
Long	90 Day Eurodollar March Futures	3/15/10	78	19,272,775	19,378,125	105,350
Long	90 Day Eurodollar September Futures	9/13/10	83	20,336,538	20,466,763	130,225
Long	German Euro-Bobl December Futures	12/8/09	9	1,515,488	1,521,810	6,322
Long	German Euro-Bund December Futures	12/8/09	21	3,729,740	3,745,412	15,672

Net unrealized appreciation						991,637

(6)	At September 30, 2009, open forward foreign currency exchange contracts were as follows:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/(Depreciation) ($)
BRL	1,207,269	USD	641,141	10/2/09	(40,316)
EUR	1,113,000	USD	1,580,463	10/8/09	(48,238)
GBP	119,000	USD	198,494	10/28/09	8,337
JPY	23,090,000	USD	253,363	10/20/09	(3,895)
JPY	6,856,000	USD	75,162	10/20/09	(1,225)
JPY	11,424,000	USD	127,233	10/20/09	(48)
USD	588,768	BRL	1,207,269	10/2/09	92,689
USD	627,315	BRL	1,207,269	2/2/10	40,344
USD	484,000	BRL	892,012	2/2/10	9,312
USD	114,644	CAD	124,000	10/29/09	1,180
USD	26,000	CNY	176,722	8/25/10	(49)
USD	62,000	CNY	421,507	8/25/10	(104)

SC PIMCO TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
USD	38,750	CNY	263,306	8/25/10	(85)
USD	122,000	CNY	828,380	8/25/10	(356)
USD	12,000	CNY	81,540	8/25/10	(26)
USD	38,750	CNY	263,384	8/25/10	(73)
USD	38,750	CNY	263,345	8/25/10	(79)
USD	38,750	CNY	263,345	8/25/10	(79)
USD	1,440,000	CNY	9,698,400	8/25/10	(15,839)
USD	242,000	IDR	2,365,550,000	1/22/10	(2,417)
USD	23,000	KRW	28,445,250	11/18/09	1,194
USD	23,000	KRW	28,474,000	11/18/09	1,218
USD	47,000	KRW	58,444,500	11/18/09	2,709
USD	714,000	KRW	854,658,000	11/18/09	12,920
USD	242,000	MXN	3,257,078	11/27/09	(2,512)
USD	242,000	MXN	3,259,667	11/27/09	(2,322)
USD	22,000	MYR	77,660	11/12/09	400
USD	23,000	MYR	81,098	11/12/09	392
USD	47,000	MYR	165,910	11/12/09	855
USD	47,000	SGD	67,845	11/18/09	1,148
USD	23,000	SGD	33,225	11/18/09	579
USD	23,000	SGD	33,144	11/18/09	522
USD	47,000	TWD	1,539,720	11/16/09	1,334
USD	47,000	TWD	1,535,020	11/16/09	1,186

Net unrealized appreciation					58,656

BRL	- Brazilian Real
CAD	- Canadian Dollar
CNY	- Yuan Renminbi
EUR	- Euro
GBP	- Great British Pound
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
SGD	- Singapore Dollar
TWD	- New Taiwan Dollar
USD	- United States Dollar

(7)	At September 30, 2009, open written option contracts were as follows:

Type	Description	Counterparty	Expiration Date	Strike Price ($)	Number of Contracts	Value ($)
Call	10 Year U.S. Treasury Note December Futures	Citigroup Global Markets, Inc.	11/20/09	121	5	1,797
Put	10 Year U.S. Treasury Note December Futures	Citigroup Global Markets, Inc.	11/20/09	115	5	1,953

(Written Option Premium $6,864)						3,750

SC PIMCO TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(8)	At September 30, 2009, open written interest rate swaption contracts were as follows:

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC -10 Year Interest Rate Swap	Barclays Bank PLC	Pay	3-Month USD-LIBOR	4.35%	11/23/09	1,600	2,966
Put	OTC -5 Year Interest Rate Swap	Barclays Bank PLC	Pay	3-Month USD-LIBOR	3.75%	11/23/09	21,000	11,457
Put	OTC -7 Year Interest Rate Swap	Barclays Bank PLC	Pay	3-Month USD-LIBOR	4.00%	11/23/09	7,000	9,460
Put	OTC -5 Year Interest Rate Swap	BNP Paribas SA	Pay	3-Month USD-LIBOR	3.42%	11/23/09	700	1,105
Put	OTC -5 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	3.75%	11/23/09	8,000	4,365
Put	OTC -5 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	3.42%	11/23/09	6,000	9,468
Put	OTC -7 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	4.00%	11/23/09	1,000	1,351
Put	OTC -10 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	4.35%	11/23/09	500	927
Put	OTC -10 Year Interest Rate Swap	Morgan Stanley Capital Services Inc.	Pay	3-Month USD-LIBOR	4.35%	11/23/09	900	1,669
Put	OTC -7 Year Interest Rate Swap	Morgan Stanley Capital Services Inc.	Pay	3-Month USD-LIBOR	4.00%	11/23/09	3,000	4,054
Call	OTC -10 Year Interest Rate Swap	Royal Bank of Scotland PLC	Receive	3-Month USD-LIBOR	3.00%	11/23/09	6,000	18,737

(Written Swaption Premium $483,804)								65,559

(9)	Swap Contracts

At September 30, 2009, outstanding interest rate swap contracts were as follows:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Bank of America NA	Pay	3-Month USD-LIBOR	3.00%	12/16/10	4,100	88,277	85,731	2,546
Bank of America NA	Pay	3-Month USD-LIBOR	3.00%	12/16/11	800	23,145	18,584	4,561
Barclays Bank PLC	Pay	3-Month USD-LIBOR	3.10%	5/27/16	2,500	9,757	—	9,757
Deutsche Bank AG	Pay	3-Month USD-LIBOR	4.00%	12/16/14	3,800	212,132	67,450	144,682
Deutsche Bank AG	Pay	3-Month USD-LIBOR	3.50%	6/24/16	400	11,162	—	11,162
Goldman Sachs Bank	Pay	3-Month USD-LIBOR	3.50%	6/24/16	2,600	72,555	—	72,555
Morgan Stanley Capital Services Inc.	Pay	3-Month USD-LIBOR	3.00%	12/16/10	10,700	230,382	224,244	6,138
Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	3.00%	2/4/11	3,200	91,873	93,448	(1,575)

SC PIMCO TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Royal Bank of Scotland PLC*	Pay	3-Month CAD-CDOR	5.70%	12/18/24	2,989	35,954	(2,193)	38,147

Total						775,237	487,264	287,973

*	Denominated in CAD

CAD	- Canadian Dollar
CDOR	- Canadian Deposit Offered Rate
LIBOR	- London InterBank Offered Rate
USD	- United States Dollar

At September 30, 2009, outstanding credit default swap contract on corporate issue - Buy Protection (a) was as follows:

Counterparty	Reference Obligation	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount(c) (000) ($)	Market Value ($)	Unrealized Appreciation ($)
Barclays Bank PLC	Tate & Lyle International Finance PLC	(1.15)%	6/20/16	1.43%	500	8,360	8,360
At September 30, 2009, outstanding credit default swap contract on credit index - Buy Protection (a) was as follows:
Counterparty	Reference Obligation	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount(c) (000) ($)	Market Value(d) ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Depreciation ($)
Goldman Sachs International	CDX Investment Grade 12 5-Year Index	(1.00)%	6/20/14	100	482	1,061	(579)

(a)	As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of that particular agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(d)	The quoted market prices and resulting values for credit default swap contracts on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SC PIMCO TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(10)	Fair Value Measurements +

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value as of September 30, 2009:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Asset Backed Securities	$—	$2,664,253	$—	$2,664,253
Collateralized Mortgage Obligations	—	1,252,685	—	1,252,685
Commercial Mortgage Backed Securities	—	8,129,088	—	8,129,088
Corporate Debt Obligations(a)	—	85,295,651	—	85,295,651
Foreign Government Obligation	—	199,500	—	199,500
Municipal Bonds	—	1,761,501	—	1,761,501
U.S. Government Guaranteed Notes	—	5,179,877	—	5,179,877
U.S. Treasury and U.S. Government Agency Obligations	155,825,571	93,963,285	—	249,788,856
Convertible Preferred Stock(a)	178,600	—	—	178,600
Short Term Investments
U.S. Treasury and U.S. Government Agency Obligations	102,909	6,396,057	—	6,498,966
Mutual Funds	1,789,489	—	—	1,789,489

Total Short Term Investments	1,892,398	6,396,057	—	8,288,455

Total Investments	157,896,569	204,841,897	—	362,738,466

Forward Foreign Currency Exchange Contracts	—	176,319	—	176,319

Futures Contracts	992,059	—	—	992,059

Swap Contracts	—	297,908	—	297,908

Total	$158,888,628	$205,316,124	$—	$364,204,752

Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(117,663)	$—	$(117,663)

Futures Contracts	(422)	—	—	(422)

Swap Contracts	—	(2,154)	—	(2,154)

Written Option Contracts	(3,750)	—	—	(3,750)

Written Swaption Contracts	—	(65,559)	—	(65,559)

Total	$(4,172)	$(185,376)	$—	$(189,548)

+	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC AIM SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 96.9%
AEROSPACE & DEFENSE – 2.1%
Hexcel Corp.*		11,643	$133,196
TransDigm Group, Inc.*		7,531	375,119

			508,315

AIR FREIGHT & LOGISTICS – 1.4%
Forward Air Corp.		7,531	174,343
HUB Group, Inc.*		7,531	172,083

			346,426

AUTO COMPONENTS – 0.6%
TRW Automotive Holdings Corp.*		8,621	144,402

BIOTECHNOLOGY – 4.2%
Acorda Therapeutics, Inc.*		5,656	131,672
BioMarin Pharmaceutical, Inc.*		10,777	194,848
Isis Pharmaceuticals, Inc.*		5,700	83,049
Martek Biosciences Corp.*		5,831	131,722
Myriad Genetics, Inc.*		3,879	106,285
OSI Pharmaceuticals, Inc.*		3,320	117,196
United Therapeutics Corp.*		4,913	240,688

			1,005,460

CAPITAL MARKETS – 4.1%
Affiliated Managers Group, Inc.*		3,294	214,143
Federated Investors, Inc., Class B		6,958	183,482
Greenhill & Co., Inc.		2,823	252,884
optionsXpress Holdings, Inc.		9,110	157,421
Stifel Financial Corp.*		3,134	172,057

			979,987

CHEMICALS – 0.7%
Calgon Carbon Corp.*		10,777	159,823

COMMERCIAL BANKS – 2.1%
City National Corp.		3,294	128,235
Cullen/Frost Bankers, Inc.		2,675	138,137
SVB Financial Group*		5,514	238,591

			504,963

COMMERCIAL SERVICES & SUPPLIES – 4.9%
Corrections Corp of America*		9,848	223,057
Costar Group, Inc.*		6,678	275,267
EnergySolutions, Inc.		11,643	107,348
Fuel Tech, Inc.*		11,643	130,402
Pike Electric Corp.*		16,672	199,731
Tetra Tech, Inc.*		8,929	236,886

			1,172,691

COMMUNICATIONS EQUIPMENT – 4.4%
Harmonic, Inc.*		26,714	178,450
Nice Systems, Ltd. ADR*	IL	8,359	254,448
Polycom, Inc.*		10,888	291,254
Starent Networks Corp.*		13,312	338,391

			1,062,543

CONSTRUCTION & ENGINEERING – 0.5%
Quanta Services, Inc.*		5,831	129,040

CONTAINERS & PACKAGING – 1.1%
Greif, Inc., Class A		5,000	275,250

ELECTRIC UTILITIES – 0.8%
ITC Holdings Corp.		4,149	188,572

ELECTRICAL EQUIPMENT – 2.0%
General Cable Corp.*		6,572	257,294
Regal-Beloit Corp.		4,893	223,659

			480,953

ELECTRONIC EQUIPMENT & INSTRUMENTS – 2.5%
Cogent, Inc.*		19,220	194,122
Coherent, Inc.*		4,150	96,778
Tech Data Corp.*		7,531	313,365

			604,265

ENERGY EQUIPMENT & SERVICES – 2.8%
Dril-Quip, Inc.*		5,831	289,451
FMC Technologies, Inc.*		4,014	209,691
Patterson-UTI Energy, Inc.		11,488	173,469

			672,611

FOOD PRODUCTS – 0.6%
Ralcorp Holdings, Inc.*		2,350	137,405

HEALTH CARE EQUIPMENT & SUPPLIES – 3.8%
American Medical Systems Holdings, Inc.*		10,679	180,689
Gen-probe, Inc.*		3,412	141,393
Insulet Corp.*		9,951	111,750
Meridian Bioscience, Inc.		8,359	209,058
NuVasive, Inc.*		3,654	152,591
Zoll Medical Corp.*		5,659	121,782

			917,263

HEALTH CARE PROVIDERS & SERVICES – 4.1%
Chemed Corp.		5,000	219,450
inVentiv Health, Inc.*		10,199	170,629
MEDNAX, Inc.*		4,149	227,863
PSS World Medical, Inc.*		6,927	151,217
VCA Antech, Inc.*		8,361	224,827

			993,986

HEALTH CARE TECHNOLOGY – 0.9%
Eclipsys Corp.*		11,727	226,331

HOTELS, RESTAURANTS & LEISURE – 6.2%
Brinker International, Inc.		10,982	172,747
Buffalo Wild Wings, Inc.*		3,507	145,926
Choice Hotels, Inc.		5,831	181,111
Darden Restaurants, Inc.		4,850	165,530
Jack In The Box, Inc.*		10,777	220,821
P.F. Chang’s China Bistro, Inc.*		6,678	226,852
Penn National Gaming, Inc.*		5,187	143,472
WMS Industries, Inc.*		5,105	227,479

			1,483,938

SC AIM SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
HOUSEHOLD PRODUCTS – 0.9%
Church & Dwight Co., Inc.		3,824	$216,974

INSURANCE – 1.4%
Brown & Brown, Inc.		6,545	125,402
ProAssurance Corp.*		4,149	216,537

			341,939

INTERNET & CATALOG RETAIL – 0.7%
Netflix, Inc.*		3,903	180,202

INTERNET SOFTWARE & SERVICES – 4.4%
F5 Networks, Inc.*		4,744	188,005
Omniture, Inc.*		13,039	279,556
Open Text Corp.*	CA	4,624	172,614
The Knot, Inc.*		3,372	36,822
VistaPrint NV*	NL	4,085	207,314
Websense, Inc.*		10,219	171,679

			1,055,990

IT SERVICES – 4.5%
Alliance Data Systems Corp.*		2,964	181,041
Global Payments, Inc.		4,149	193,758
NeuStar, Inc., Class A*		8,781	198,450
SRA International, Inc.*		9,079	196,016
Syntel, Inc.		6,505	310,484

			1,079,749

LEISURE EQUIPMENT & PRODUCTS – 0.2%
Pool Corp.		2,178	48,395

LIFE SCIENCES TOOLS & SERVICES – 2.6%
AMAG Pharmaceuticals, Inc.*		3,979	173,803
Techne Corp.		2,517	157,438
Varian, Inc.*		5,590	285,425

			616,666

MACHINERY – 1.9%
Bucyrus International, Inc.		4,149	147,787
Lindsay Manufacturing Co.		3,294	129,718
Wabtec Corp.		5,000	187,650

			465,155

MEDIA – 1.4%
Marvel Entertainment, Inc.*		3,573	177,292
National CineMedia, Inc.		9,893	167,884

			345,176

METALS & MINING – 0.5%
Carpenter Technology Corp.		5,000	116,950

MULTI-LINE RETAIL – 0.7%
Big Lots, Inc.*		6,678	167,084

OIL, GAS & CONSUMABLE FUELS – 4.2%
Arena Resources, Inc.*		4,998	177,429
Bill Barrett Corp.*		5,241	171,852
Carrizo Oil & Gas, Inc.*		7,673	187,912
Goodrich Petroleum Corp.*		6,411	165,468
SandRidge Energy, Inc.*		13,058	169,232
Whiting Petroleum Corp.*		2,456	141,416

			1,013,309

PHARMACEUTICALS – 0.8%
Perrigo Co.		5,358	182,118

REAL ESTATE INVESTMENT TRUST – 0.7%
BioMed Realty Trust, Inc.		11,739	161,998

ROAD & RAIL – 1.1%
Knight Transportation, Inc.		15,835	265,711

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 8.0%
Advanced Energy Industries, Inc.*		15,003	213,643
Cabot Microelectronics Corp.*		4,688	163,424
Cymer, Inc.*		3,401	132,163
Hittite Microwave Corp.*		5,000	183,900
Microsemi Corp.*		10,989	173,516
Monolithic Power Systems, Inc.*		7,207	169,004
ON Semiconductor Corp.*		23,451	193,471
Power Integrations, Inc.		5,129	170,949
Silicon Laboratories, Inc.*		5,102	236,529
Varian Semiconductor Equipment Associates, Inc.*		9,197	302,029

			1,938,628

SOFTWARE – 8.2%
Aspen Technology, Inc.*		16,672	170,054
Blackboard, Inc.*		4,016	151,724
Informatica Corp.*		15,003	338,768
Lawson Software, Inc.*		28,198	175,956
Manhattan Associates, Inc.*		9,090	183,618
MICROS Systems, Inc.*		6,158	185,910
Pegasystems, Inc.		81	2,797
Quality Systems, Inc.		5,632	346,762
Quest Software, Inc.*		9,289	156,520
Sybase, Inc.*		6,657	258,957

			1,971,066

SPECIALTY RETAIL – 2.6%
Group 1 Automotive, Inc.		5,036	135,216
Hot Topic, Inc.*		22,020	164,930
Tractor Supply Co.*		2,859	138,433
Williams-Sonoma, Inc.		9,082	183,729

			622,308

TEXTILES, APPAREL & LUXURY GOODS – 0.7%
Warnaco Group, Inc.*		4,036	177,019

TRADING COMPANIES & DISTRIBUTORS – 0.7%
Watsco, Inc.		2,959	159,520

WIRELESS TELECOMMUNICATION SERVICES – 0.9%
SBA Communications Corp.*		8,361	225,998

Total Common Stocks (Cost $19,953,748)			23,346,179

SC AIM SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
SHORT TERM INVESTMENTS – 5.4%

REPURCHASE AGREEMENT – 5.4%
State Street Bank and Trust Company, 0.01%, 10/1/09 (collateralized by $1,330,000 FHLMC, 0.657%, 4/1/11, with a value of $1,331,663, total to be received $1,302,589) (Amortized cost $1,302,589)	$1,303	$1,302,589

TOTAL INVESTMENTS – 102.3% (Cost $21,256,337)		24,648,768
Liabilities in excess of other assets – (2.3)%		(556,595)

NET ASSETS – 100.0%		$24,092,173

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
CA	Canada
IL	Israel
NL	Netherlands

(1)	Fair Value Measurements+

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value as of September 30, 2009:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks(a)	$23,346,179	$—	$—	$23,346,179
Short Term Investments
Repurchase Agreement	—	1,302,589	—	1,302,589

Total Investments	23,346,179	1,302,589	—	24,648,768

Total	$23,346,179	$1,302,589	$—	$24,648,768

+	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 95.2%

AEROSPACE & DEFENSE – 1.2%
Bombardier, Inc.	CA	41,100	$190,788
Rolls-Royce Group*	GB	44,500	334,822

			525,610

AIR FREIGHT & LOGISTICS – 0.8%
Deutsche Post AG	DE	18,050	338,092

AIRLINES – 0.1%
Qantas Airways, Ltd.	AU	25,200	63,582

AUTO COMPONENTS – 0.7%
GKN PLC*	GB	92,100	167,355
NGK SPARK PLUG Co., Ltd.	JP	13,000	165,966

			333,321

AUTOMOBILES – 1.7%
Nissan Motor Co., Ltd.*	JP	48,100	325,257
Renault SA*	FR	7,000	326,407
Suzuki Motor Corp.	JP	5,000	116,694

			768,358

BEVERAGES – 1.0%
Asahi Breweries, Ltd.	JP	13,000	237,799
Kirin Holdings Co., Ltd.	JP	13,000	199,276

			437,075

BUILDING PRODUCTS – 0.1%
Compagnie de Saint-Gobain	FR	1,300	67,428

CAPITAL MARKETS – 2.4%
Credit Suisse Group AG	CH	2,800	155,360
Deutsche Bank AG	DE	6,300	483,496
Macquarie Group, Ltd.	AU	8,100	420,103

			1,058,959

CHEMICALS – 1.7%
Arkema SA	FR	5,200	183,235
BASF SE	DE	8,200	434,500
Israel Chemicals, Ltd.	IL	7,400	84,678
Mitsubishi Chemical Holdings Corp.	JP	12,000	49,864

			752,277

COMMERCIAL BANKS – 16.8%
Australia & New Zealand Banking Group, Ltd.	AU	24,200	520,708
Banca Popolare di Milano Scarl	IT	22,600	171,973
Banco do Brasil SA	BR	8,100	142,788
Banco Santander SA	ES	46,625	750,515
Barclays PLC*	GB	67,700	400,321
Bendigo and Adelaide Bank Ltd.	AU	22,800	189,073
BNP Paribas	FR	6,000	479,393
Commonwealth Bank of Australia	AU	6,100	278,488
Credit Agricole SA	FR	20,645	431,415
Danske Bank A/S*	DK	12,300	322,186
HSBC Holdings PLC	GB	37,225	425,957
Intesa Sanpaolo SpA*	IT	90,400	399,837
KB Financial Group, Inc. ADR*	KR	2,047	105,359
Lloyds Banking Group PLC*	GB	216,292	358,457
Mitsubishi UFJ Financial Group, Inc.	JP	40,100	215,320
Mizuho Financial Group, Inc.	JP	14,000	27,761
National Australia Bank, Ltd.	AU	17,500	474,888
National Bank of Canada	CA	2,000	111,222
Societe Generale	FR	6,100	490,954
Standard Bank Group, Ltd.	ZA	7,800	100,875
Standard Chartered PLC	GB	7,500	184,826
Sumitomo Mitsui Financial Group, Inc.	JP	12,400	432,373
UniCredit SpA*	IT	136,335	532,680

			7,547,369

COMMERCIAL SERVICES & SUPPLIES – 0.3%
G4S PLC	GB	35,500	125,156

COMMUNICATIONS EQUIPMENT – 2.1%
Nokia Oyj	FI	39,400	579,442
Telefonaktiebolaget LM Ericsson	SE	35,400	355,455

			934,897

COMPUTERS & PERIPHERALS – 1.5%
Fujitsu, Ltd.	JP	31,000	202,718
NEC Corp.*	JP	26,000	81,680
Toshiba Corp.*	JP	71,000	372,540

			656,938

CONSTRUCTION MATERIALS – 0.3%
Fletcher Building, Ltd.	NZ	18,700	112,840

CONSUMER FINANCE – 0.5%
Orix Corp.	JP	3,650	222,826

CONTAINERS & PACKAGING – 0.3%
Amcor, Ltd.	AU	29,500	142,616

DIVERSIFIED FINANCIAL SERVICES – 0.7%
ING Groep NV*	NL	7,900	141,038
Onex Corp.	CA	7,700	188,715

			329,753

DIVERSIFIED TELECOMMUNICATION SERVICES – 6.7%
BT Group PLC	GB	76,890	159,746
Deutsche Telekom AG	DE	29,100	397,304
France Telecom SA	FR	16,400	436,900
Nippon Telegraph & Telephone Corp.	JP	8,000	370,746
Telecom Corp. of New Zealand, Ltd.	NZ	111,965	216,318
Telecom Italia SpA	IT	195,000	342,138
Telecom Italia SpA RSP	IT	106,800	131,280
Telefonica SA	ES	28,200	778,079
Telstra Corp., Ltd.	AU	63,400	182,896

			3,015,407

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
ELECTRIC UTILITIES – 4.6%
E.ON AG	DE	13,600	$576,747
Electricite de France	FR	5,500	326,283
Enel SpA	IT	64,528	409,577
Iberdrola SA	ES	13,400	131,478
Kyushu Electric Power Co., Inc.	JP	10,400	235,771
The Kansai Electric Power Co., Inc.	JP	4,300	103,949
The Tokyo Electric Power Co., Inc.	JP	11,100	291,210

			2,075,015

ELECTRICAL EQUIPMENT – 0.3%
Furukawa Electric Co., Ltd.	JP	29,000	117,919

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.2%
AU Optronics Corp. ADR	TW	7,374	71,380

FOOD & STAPLES RETAILING – 2.7%
Aeon Co., Ltd.	JP	21,800	208,614
Carrefour SA	FR	1,600	72,582
Casino Guichard-Perrachon SA	FR	2,400	190,352
Delhaize Group	BE	400	27,768
J Sainsbury PLC	GB	32,000	166,208
Koninklijke Ahold NV	NL	24,500	294,704
Metro AG	DE	4,400	248,857

			1,209,085

FOOD PRODUCTS – 2.4%
Associated British Foods PLC	GB	18,100	245,008
Nestle SA	CH	12,576	535,903
Tate & Lyle PLC	GB	23,800	160,816
Unilever PLC	GB	4,600	130,710

			1,072,437

HEALTH CARE PROVIDERS & SERVICES – 0.4%
Celesio AG	DE	2,400	66,167
Mediceo Paltac Holdings Co., Ltd.	JP	6,600	92,862

			159,029

HOTELS, RESTAURANTS & LEISURE – 0.9%
Mitchells & Butlers PLC*	GB	22,400	92,969
Thomas Cook Group PLC	GB	42,500	157,781
Tui Travel PLC	GB	40,000	162,756

			413,506

HOUSEHOLD DURABLES – 1.2%
Electrolux AB, Series B*	SE	12,800	292,856
Sharp Corp.	JP	22,000	244,594

			537,450

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.3%
Drax Group PLC	GB	20,500	154,473

INDUSTRIAL CONGLOMERATES – 0.7%
Cookson Group PLC*	GB	16,500	108,405
Siemens AG	DE	600	55,561
Tomkins PLC	GB	55,000	165,776

			329,742

INSURANCE – 4.6%
Allianz SE	DE	4,150	518,443
Amlin PLC	GB	5,300	32,483
Aviva PLC	GB	51,500	368,808
Catlin Group, Ltd.	BM	20,000	112,318
Fairfax Financial Holdings, Ltd.	CA	450	167,168
Hiscox, Ltd.	BM	19,000	104,607
Insurance Australia Group, Ltd.	AU	68,000	226,761
Muenchener Rueckversicherungs AG	DE	2,750	438,760
Zurich Financial Services AG	CH	380	90,389

			2,059,737

LEISURE EQUIPMENT & PRODUCTS – 0.2%
Namco Bandai Holdings, Inc.	JP	10,600	108,521

MACHINERY – 0.9%
Vallourec SA	FR	1,484	251,472
Volvo AB	SE	14,300	132,306

			383,778

MARINE – 0.5%
Mitsui Osk Lines, Ltd.	JP	5,000	29,633
Nippon Yusen Kabushiki Kaisha	JP	48,000	185,551

			215,184

MEDIA – 2.0%
Pearson PLC	GB	15,000	184,826
Vivendi	FR	14,040	434,433
WPP PLC	JE	34,400	295,223

			914,482

METALS & MINING – 2.4%
ArcelorMittal	LU	9,400	351,453
BHP Billiton, Ltd.	AU	5,000	166,427
JFE Holdings, Inc.	JP	7,300	250,476
Mitsubishi Materials Corp.*	JP	72,000	198,919
MMC Norilsk Nickel ADR*	RU	9,078	112,567

			1,079,842

MULTI-LINE RETAIL – 0.4%
Next PLC	GB	5,000	143,194
Takashimaya Co., Ltd.	JP	4,000	31,995

			175,189

MULTI-UTILITIES – 1.7%
Centrica PLC	GB	86,700	348,616
RWE AG	DE	4,600	427,243

			775,859

OFFICE ELECTRONICS – 0.5%
Konica Minolta Holdings, Inc.	JP	23,000	218,047

OIL, GAS & CONSUMABLE FUELS – 9.8%
BP PLC	GB	111,700	987,180
Eni SpA	IT	22,100	552,367
Lukoil ADR	RU	2,850	154,470

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Nexen, Inc.	CA	10,700	$243,252
Nippon Oil Corp.	JP	9,000	50,532
Royal Dutch Shell PLC	GB	34,600	989,853
Statoilhydro ASA	NO	16,900	380,068
Suncor Energy, Inc.	CA	7,296	254,864
Talisman Energy, Inc.	CA	11,900	207,068
Total SA	FR	9,900	588,251

			4,407,905

PAPER & FOREST PRODUCTS – 0.2%
Oji Paper Co., Ltd.	JP	20,000	90,236

PHARMACEUTICALS – 7.8%
Astellas Pharma, Inc.	JP	1,200	49,329
AstraZeneca PLC	GB	12,700	569,114
Bayer AG	DE	6,600	457,311
Biovail Corp.	CA	8,400	129,611
Daiichi Sankyo Co., Ltd.	JP	1,100	22,707
GlaxoSmithKline PLC	GB	33,600	660,215
Mitsubishi Tanabe Pharma Corp.	JP	13,000	173,353
Novartis AG	CH	12,170	608,911
Roche Holding AG	CH	1,300	210,123
Sanofi-Aventis SA	FR	8,500	623,789

			3,504,463

PROFESSIONAL SERVICES – 1.4%
Adecco SA	CH	4,600	244,582
Hays PLC	GB	59,500	98,893
Randstad Holding NV*	NL	6,900	298,016

			641,491

REAL ESTATE INVESTMENT TRUST – 0.4%
Unibail-Rodamco	FR	800	166,178

REAL ESTATE MANAGEMENT & DEVELOPMENT – 2.0%
Lend Lease Corp., Ltd.	AU	14,000	130,918
Mitsui Fudosan Co., Ltd.	JP	14,000	236,908
New World Development, Ltd.	HK	89,000	189,483
NTT Urban Development Corp.	JP	189	173,493
Sumitomo Realty & Development Co., Ltd.	JP	10,000	183,033

			913,835

ROAD & RAIL – 1.0%
Arriva PLC	GB	5,200	41,594
Central Japan Railway Co.	JP	3	21,556
East Japan Railway Co.	JP	1,900	136,735
FirstGroup PLC	GB	13,200	87,273
West Japan Railway Co.	JP	38	143,931

			431,089

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.6%
Samsung Electronics Co., Ltd. GDR(1)	KR	750	256,198

SPECIALTY RETAIL – 0.2%
Kingfisher PLC	GB	31,100	105,817

TEXTILES, APPAREL & LUXURY GOODS – 0.2%
Yue Yuen Industrial Holdings, Ltd.	BM	26,000	73,303

TOBACCO – 0.7%
British American Tobacco PLC	GB	6,700	210,191
Imperial Tobacco Group PLC	GB	4,400	127,136

			337,327

TRADING COMPANIES & DISTRIBUTORS – 2.2%
ITOCHU Corp.	JP	34,000	225,366
Mitsubishi Corp.	JP	6,300	127,453
Mitsui & Co., Ltd.	JP	14,000	183,100
Noble Group Ltd.	BM	31,000	53,917
Travis Perkins PLC	GB	7,600	101,176
Wolseley PLC*	GB	12,800	308,277

			999,289

TRANSPORTATION INFRASTRUCTURE – 0.2%
Macquarie Infrastructure Group	AU	81,900	106,572

WIRELESS TELECOMMUNICATION SERVICES – 2.7%
KDDI Corp.	JP	37	208,567
NTT DoCoMo, Inc.	JP	105	167,738
Vodafone Group PLC	GB	370,100	829,249

			1,205,554

Total Common Stocks (Cost $33,376,896)			42,742,436

EQUITY LINKED SECURITIES – 0.2%

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.0%+
AU Optronics Corp., (Credit Suisse Group AG), expires 2/17/12*(1)	CH	19,947	19,448

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.2%
Hynix Semiconductor, Inc., (Deutsche Bank AG), expires 8/16/19*(1)	DE	5,400	89,673

Total Equity Linked Securities (Cost $109,843)			109,121

RIGHT – 0.0%+

COMMERCIAL BANKS – 0.0%+
BNP Paribas, expires 10/13/09* (Cost $0)	FR	6,000	12,994

SHORT TERM INVESTMENTS – 5.2%

MUTUAL FUNDS – 5.2%
AllianceBernstein Government Short Term Investment Fund (Cost $2,316,265)		2,316,265	2,316,265

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

Value
TOTAL INVESTMENTS – 100.6% (Cost $35,803,004)	$45,180,816
Liabilities in excess of other assets – (0.6)%	(258,710)

NET ASSETS – 100.0%	$44,922,106

(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009 these securities amounted to $365,319, representing 0.8% of net assets.
*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
AU	Australia
BE	Belgium
BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
DE	Germany
DK	Denmark
ES	Spain
FI	Finland
FR	France
GB	Great Britain
HK	Hong Kong
IL	Israel
IT	Italy
JE	Jersey
JP	Japan
KR	Korea, Republic Of
LU	Luxembourg
NL	Netherlands
NO	Norway
NZ	New Zealand
RU	Russia
SE	Sweden
TW	Taiwan, Province Of China
ZA	South Africa

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(2)	At September 30, 2009, cash collateral of $19,192 has been pledged for open futures contracts as follows:

Type	Description	Expiration Date	Contracts	Aggregated Face Value ($)	Notional Value ($)	Unrealized Appreciation ($)
Long	FTSE 100 Index December Futures	12/18/09	4	319,063	325,448	6,385

(3)	Fair Value Measurements+

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value as of September 30, 2009:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks(a)	$42,742,436	$—	$—	$42,742,436
Equity Linked Securities(a)	—	109,121	—	109,121
Right
Commercial Banks	12,994	—	—	12,994
Short Term Investments
Mutual Funds	2,316,265	—	—	2,316,265

Total Investments	45,071,695	109,121	—	45,180,816

Futures Contracts	6,385	—	—	6,385

Total	$45,078,080	$109,121	$—	$45,187,201

+	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC BLACKROCK INFLATION PROTECTED BOND FUND
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITY – 0.8%
Ford Credit Auto Owner Trust, Series 2009-A(1) 2.24%, 8/15/11 (Cost $1,105,844)		$1,100	$1,107,852

CORPORATE DEBT OBLIGATIONS – 0.7%

BANKS – 0.4%
Suncorp-Metway, Ltd.(1)(2) 0.67%, 12/17/10	AU	650	651,752

TELECOMMUNICATIONS – 0.3%
Verizon Wireless Capital LLC(1)(2) 3.03%, 5/20/11		395	408,638

Total Corporate Debt Obligations (Cost $1,045,000)			1,060,390

FOREIGN GOVERNMENT OBLIGATIONS – 13.7%
Bundesrepublik Deutschland Inflation Index Bond 1.75%, 4/15/20	DE	8,586	13,125,571
France Government Bond 2.25%, 7/25/20	FR	3,967	6,286,379

Total Foreign Government Obligations (Cost $19,309,915)			19,411,950

U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS – 67.3%
Federal Home Loan Mortgage Corp. 4.50%, 8/1/39		6,490	6,574,037
Federal National Mortgage Association 4.50%, 7/1/39		6,475	6,567,435
Government National Mortgage Association 4.50%, 7/15/39		6,478	6,587,033
U.S. Treasury Inflation Indexed Bonds
0.63%, 4/15/13		522	520,566
1.38%, 7/15/18(3)		3,035	3,004,729
1.63%, 1/15/15		3,137	3,195,446
1.63%, 1/15/18		2,271	2,293,560
1.75%, 1/15/28		4,287	4,107,252
1.88%, 7/15/13		3,796	3,921,405
1.88%, 7/15/15		2,410	2,490,241
1.88%, 7/15/19(4)		2,631	2,707,805
2.00%, 4/15/12(3)		1,976	2,047,795
2.00%, 1/15/14		4,768	4,938,092
2.00%, 7/15/14		4,250	4,417,564
2.00%, 1/15/16		2,891	2,999,025
2.00%, 1/15/26		2,944	2,937,354
2.13%, 1/15/19		4,007	4,207,712
2.38%, 1/15/17		3,216	3,421,499
2.38%, 1/15/25		5,452	5,716,245
2.38%, 1/15/27		2,957	3,107,698
2.50%, 7/15/16		1,475	1,580,849
2.50%, 1/15/29		4,036	4,337,907
2.63%, 7/15/17		3,458	3,754,263
3.38%, 4/15/32		342	422,453
3.63%, 4/15/28		3,397	4,199,211
3.88%, 4/15/29		4,420	5,690,846

Total U.S. Treasury and U.S. Government Agency Obligations (Cost $93,904,856)			95,748,022

		Shares
SHORT TERM INVESTMENTS – 17.1%

MUTUAL FUNDS – 17.1%
BlackRock Liquidity Funds TempFund		12,145,452	12,145,452
State Street Institutional U.S. Government Money Market Fund		12,139,787	12,139,787

Total Short Term Investments (Cost $24,285,239)			24,285,239

TOTAL INVESTMENTS – 99.6% (Cost $139,650,854)			141,613,453
Other assets less liabilities – 0.4%			596,711

NET ASSETS – 100.0%			$142,210,164

*	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2009.
(2)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009 these securities amounted to $1,060,390, representing 0.7% of net assets.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts. At the period end, the value of securities pledged amounted to $812,863.
(4)	Security (or a portion thereof) has been pledged as collateral for open written interest rate swaption contracts. At the period end, the value of securities pledged amounted to $751,444.
AU	Australia
DE	Germany
FR	France

SC BLACKROCK INFLATION PROTECTED BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(5)	At September 30, 2009, open futures contracts were as follows:

Type	Description	Expiration Date	Contracts	Aggregated Face Value ($)	Notional Value ($)	Unrealized Appreciation / (Depreciation) ($)
Long	10 Year U.S. Treasury Note December Futures	12/21/09	67	7,921,444	7,927,984	6,540
Short	2 Year U.S. Treasury Note December Futures	12/31/09	48	10,386,077	10,414,500	(28,423)
Short	30 Year U.S. Treasury Bond December Futures	12/21/09	3	358,587	364,125	(5,538)
Short	5 Year U.S. Treasury Note December Futures	12/31/09	147	16,952,911	17,065,781	(112,870)
Short	German Euro-Bund December Futures	12/8/09	140	24,864,235	24,969,416	(105,181)

Net unrealized depreciation						(245,472)

(6)	At September 30, 2009, open forward foreign currency exchange contracts were as follows:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
EUR	4,234,500	USD	6,220,176	11/18/09	23,887
EUR	8,971,000	USD	13,184,033	11/18/09	56,885

Net unrealized appreciation					80,772

EUR - Euro

USD - United States Dollar

(7)	At September 30, 2009, outstanding total return swap agreement was as follows:

Pay/Receive Total Return on Reference Entity	Counterparty	Reference Entity	Number of Shares or Units	Floating Rate	Notional Amount (000) ($)	Maturity Date	Market Value ($)	Unrealized Appreciation ($)
Receive	Barclays Bank PLC*	Barclays Capital Inflation Linked Index	184,585	3-Month USD-LIBOR	41,000	12/23/09	254,727	254,727
*	At September 30, 2009, security with a fair value of $465,145 has been received as collateral.

(8)	At September 30, 2009, open written interest rate swaption contracts were as follows:

Type	Description	Counterparty	Pay/ Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Call	OTC -10 Year Interest Rate Swap	Citibank NA	Receive	3-Month USD-LIBOR	4.19%	6/25/10	3,300	203,895
Put	OTC -10 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	4.19%	6/25/10	3,300	91,851
Call	OTC -10 Year Interest Rate Swap	Citibank NA	Receive	3-Month USD-LIBOR	4.26%	8/24/10	3,300	103,810
Put	OTC -10 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	4.26%	8/24/10	3,300	216,121

(Written Swaption Premium $657,360)								615,677

LIBOR - London InterBank Offered Rate

USD - United States Dollar

SC BLACKROCK INFLATION PROTECTED BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(9)	Fair Value Measurements+

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value as of September 30, 2009:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Asset Backed Security	$—	$1,107,852	$—	$1,107,852
Corporate Debt Obligations (a)	—	1,060,390	—	1,060,390
Foreign Government Obligations	—	19,411,950	—	19,411,950
U.S. Treasury and U.S. Government Agency Obligations	76,019,517	19,728,505	—	95,748,022
Short Term Investments
Mutual Funds	24,285,239	—	—	24,285,239

Total Investments	100,304,756	41,308,697	—	141,613,453

Forward Foreign Currency Exchange Contracts	—	80,772	—	80,772
Futures Contracts	6,540	—	—	6,540
Swap Contracts	—	254,727	—	254,727

Total	$100,311,296	$41,644,196	$—	$141,955,492

Liabilities
Futures Contracts	$(252,012)	$—	$—	$(252,012)
Written Swaption Contracts	—	(615,677)	—	(615,677)

Total	$(252,012)	$(615,677)	$—	$(867,689)

+	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC IBBOTSON MODERATE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
INVESTMENT COMPANIES(1) – 100.1%
MFS International Growth Portfolio	959,599	$11,092,962
MFS Research International Portfolio	453,110	5,555,128
MFS Value Portfolio	1,602,862	19,346,544
SC AllianceBernstein International Value Fund	816,415	8,327,438
SC BlackRock Inflation Protected Bond Fund	3,759,582	38,911,677
SC Davis Venture Value Fund	1,640,767	16,604,565
SC Dreman Small Cap Value Fund	1,126,582	11,108,103
SC Goldman Sachs Mid Cap Value Fund	1,352,685	11,159,651
SC Goldman Sachs Short Duration Fund	4,309,132	44,427,148
SC Oppenheimer Large Cap Core Fund	1,075,913	8,316,804
SC PIMCO High Yield Fund	1,785,287	16,710,287
SC PIMCO Total Return Fund	3,244,148	36,107,365
SC WMC Blue Chip Mid Cap Fund	486,082	5,560,775
SC WMC Large Cap Growth Fund	1,814,647	13,882,052
Sun Capital Investment Grade Bond Fund	3,406,064	30,586,450

Total Investment Companies (Cost $249,592,879)		277,696,949

	Principal Amount (000)
SHORT TERM INVESTMENTS – 0.4%

REPURCHASE AGREEMENT – 0.4%
State Street Bank and Trust Company, 0.01%, 10/1/09 (collateralized by $1,210,000 U.S. Treasury Bill, 0.00%, 3/18/10, with a value of $1,209,032, total to be received $1,183,723) (Amortized cost $1,183,722)	$1,184	1,183,722

TOTAL INVESTMENTS – 100.5% (Cost $250,776,601)		278,880,671
Liabilities in excess of other assets – (0.5)%		(1,395,460)

NET ASSETS – 100.0%		$277,485,211

(1)	Sun Capital Advisers LLC or its affiliate, Massachusetts Financial Services Company (“MFS”), serves as investment adviser to these underlying funds. These are affiliated securities.

SC IBBOTSON MODERATE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements+

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value as of September 30, 2009:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investment Companies	$277,696,949	$—	$—	$277,696,949
Short Term Investments
Repurchase Agreement	—	1,183,722	—	1,183,722

Total Investments	277,696,949	1,183,722	—	278,880,671

Total	$277,696,949	$1,183,722	$—	$278,880,671

+	See Note 2b in the Notes to Portfolios of Investments for additional information.

SC IBBOTSON BALANCED FUND
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
INVESTMENT COMPANIES(1) – 99.3%
MFS Emerging Markets Equity Portfolio	610,833	$8,282,893
MFS International Growth Portfolio	2,151,978	24,876,869
MFS Research International Portfolio	1,016,170	12,458,246
MFS Value Portfolio	3,421,372	41,295,958
SC AIM Small Cap Growth Fund	868,452	8,276,345
SC AllianceBernstein International Value Fund	1,627,321	16,598,671
SC BlackRock Inflation Protected Bond Fund	3,212,582	33,250,228
SC Davis Venture Value Fund	3,268,164	33,073,825
SC Dreman Small Cap Value Fund	1,676,028	16,525,640
SC Goldman Sachs Mid Cap Value Fund	2,011,613	16,595,807
SC Goldman Sachs Short Duration Fund	3,624,978	37,373,523
SC Oppenheimer Large Cap Core Fund	2,675,444	20,681,186
SC PIMCO High Yield Fund	2,225,108	20,827,008
SC PIMCO Total Return Fund	3,731,943	41,536,522
SC WMC Blue Chip Mid Cap Fund	723,549	8,277,396
SC WMC Large Cap Growth Fund	3,794,382	29,027,022
Sun Capital Global Real Estate Fund	1,177,850	12,496,986
Sun Capital Investment Grade Bond Fund	3,705,024	33,271,118

Total Investment Companies (Cost $366,045,955)		414,725,243

	Principal Amount (000)
SHORT TERM INVESTMENTS – 0.5%

REPURCHASE AGREEMENT – 0.5%
State Street Bank and Trust Company, 0.01%, 10/1/09 (collateralized by $1,875,000 U.S. Treasury Bill, 0.00%, 3/18/10, with a value of $1,873,500, total to be received $1,835,893) (Amortized cost $1,835,892)	$1,836	1,835,892

TOTAL INVESTMENTS – 99.8% (Cost $367,881,847)		416,561,135
Other assets less liabilities – 0.2%		1,005,056

NET ASSETS – 100.0%		$417,566,191

(1)	Sun Capital Advisers LLC or its affiliate, MFS, serves as investment adviser to these underlying funds. These are affiliated securities.

SC IBBOTSON BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements+

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value as of September 30, 2009:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investment Companies	$414,725,243	$—	$—	$414,725,243
Short Term Investments
Repurchase Agreement	—	1,835,892	—	1,835,892

Total Investments	414,725,243	1,835,892	—	416,561,135

Total	$414,725,243	$1,835,892	$—	$416,561,135

+	See Note 2b in the Notes to Portfolios of Investments for additional information.

SC IBBOTSON GROWTH FUND
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
INVESTMENT COMPANIES(1) – 99.7%
MFS Emerging Markets Equity Portfolio	716,878	$9,720,871
MFS International Growth Portfolio	2,246,438	25,968,822
MFS Research International Portfolio	795,606	9,754,127
MFS Value Portfolio	2,678,390	32,328,163
SC AIM Small Cap Growth Fund	1,019,717	9,717,905
SC AllianceBernstein International Value Fund	1,592,794	16,246,501
SC BlackRock Inflation Protected Bond Fund	1,257,485	13,014,971
SC Davis Venture Value Fund	2,558,553	25,892,561
SC Dreman Small Cap Value Fund	1,308,917	12,905,917
SC Goldman Sachs Mid Cap Value Fund	1,566,231	12,921,403
SC Goldman Sachs Short Duration Fund	630,703	6,502,543
SC Lord Abbett Growth and Income Fund	1,186,207	9,691,311
SC Oppenheimer Large Cap Core Fund	2,931,962	22,664,069
SC Oppenheimer Main Street Small Cap Fund	634,650	6,448,045
SC PIMCO Total Return Fund	2,629,599	29,267,432
SC WMC Blue Chip Mid Cap Fund	849,749	9,721,128
SC WMC Large Cap Growth Fund	5,091,923	38,953,209
Sun Capital Global Real Estate Fund	1,536,927	16,306,794
Sun Capital Investment Grade Bond Fund	1,812,978	16,280,546

Total Investment Companies (Cost $278,997,877)		324,306,318

	Principal Amount (000)
SHORT TERM INVESTMENTS – 0.6%

REPURCHASE AGREEMENT – 0.6%
State Street Bank and Trust Company, 0.01%, 10/1/09 (collateralized by $2,070,000 U.S. Treasury Bill, 0.00%, 3/18/10, with a value of $2,068,344, total to be received $2,024,506) (Amortized cost $2,024,505)	$2,025	2,024,505

TOTAL INVESTMENTS – 100.3% (Cost $281,022,382)		326,330,823
Liabilities in excess of other assets – (0.3)%		(1,038,857)

NET ASSETS – 100.0%		$325,291,966

(1)	Sun Capital Advisers LLC or its affiliate, MFS, serves as investment adviser to these underlying funds. These are affiliated securities.

SC IBBOTSON GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements+

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value as of September 30, 2009:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investment Companies	$324,306,318	$—	$—	$324,306,318
Short Term Investments
Repurchase Agreement	—	2,024,505	—	2,024,505

Total Investments	324,306,318	2,024,505	—	326,330,823

Total	$324,306,318	$2,024,505	$—	$326,330,823

+	See Note 2b in the Notes to Portfolios of Investments for additional information.

Notes to Portfolios of Investments (Unaudited)

NOTE 1 — ORGANIZATION

Sun Capital Advisers Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust was established as a Delaware statutory trust under the laws of Delaware by an Agreement and Declaration of Trust dated July 13, 1998. It currently consists of twenty funds (each referred to as a “Fund” and, collectively, as “the Funds”), which are offered only to qualified pension and retirement plans and variable annuity and variable life insurance separate accounts established by affiliated insurance companies to fund variable annuity contracts and variable life insurance policies. Three of the Funds (Ibbotson Moderate Fund, Ibbotson Balanced Fund and Ibbotson Growth Fund) are affiliated “Fund-of-Funds”, which invest in other Funds of the Trust and in other mutual funds managed by Massachusetts Financial Services Company, an affiliate of the investment adviser to each Fund of the Trust, Sun Capital Advisers LLC (“Sun Capital”).

All of the Funds are open-end mutual funds under the 1940 Act. Each is classified as a diversified mutual fund except for the Global Real Estate Fund and BlackRock Inflation Protected Bond Fund. Each Fund offers Initial Class Shares and Service Class Shares. The Funds are:

Sun Capital Investment Grade Bond Fund (“Investment Grade Bond Fund”)

Sun Capital Money Market Fund (“Money Market Fund”)

Sun Capital Global Real Estate Fund (“Global Real Estate Fund”)

SC Davis Venture Value Fund (“Davis Venture Value Fund”)

SC Oppenheimer Main Street Small Cap Fund (“Oppenheimer Main Street Small Cap Fund”)

SC Oppenheimer Large Cap Core Fund (“Oppenheimer Large Cap Core Fund”)

SC WMC Large Cap Growth Fund (“Large Cap Growth Fund”)

SC WMC Blue Chip Mid Cap Fund (“Blue Chip Mid Cap Fund”)

SC Lord Abbett Growth & Income Fund (“Lord Abbett Growth & Income Fund”)

SC Goldman Sachs Mid Cap Value Fund (“Goldman Sachs Mid Cap Value Fund”)

SC Goldman Sachs Short Duration Fund (“Goldman Sachs Short Duration Fund”)

SC Dreman Small Cap Value Fund (“Dreman Small Cap Value Fund”)

SC PIMCO High Yield Fund (“PIMCO High Yield Fund”)

SC PIMCO Total Return Fund (“PIMCO Total Return Fund”)

SC AIM Small Cap Growth Fund (“AIM Small Cap Growth Fund”)

SC AllianceBernstein International Value Fund (“AllianceBernstein International Value Fund”)

SC BlackRock Inflation Protected Bond Fund (“BlackRock Inflation Protected Bond Fund”)

SC Ibbotson Moderate Fund (“Ibbotson Moderate Fund”)

SC Ibbotson Balanced Fund (“Ibbotson Balanced Fund”)

SC Ibbotson Growth Fund (“Ibbotson Growth Fund”)

Each Fund-of-Funds seeks to achieve its objectives by investing in portfolios of underlying affiliated funds (“underlying funds”) which, in turn, may invest in a variety of U.S. and foreign equity, fixed income, money market and derivative instruments. The Fund-of-Funds do not invest in the underlying funds for the purpose of exercising management or control, however investments by the Fund-of-Funds, within their principal investment strategies may represent a significant portion of the underlying funds’ net assets. Each Fund-of-Funds’ “Portfolio of Investments” lists the underlying funds held as an investment of the Fund-of-Funds as of period end, but does not include the holdings of the underlying funds. A complete list of the holdings of each underlying fund as of September 30, 2009 is available at the SEC’s website at www.sec.gov if not already provided in this report under the name of the underlying fund.

NOTE 2 — FAIR VALUATION

a) Valuation of Investments

The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business (a valuation day). If the New York Stock Exchange closes early for any reason, each Fund will accelerate the determination of its NAV to that earlier time.

Valuation techniques of the Funds’ major categories of assets and liabilities as presented in the Portfolios of Investments are as follows:

Investments in securities and options contracts listed on the National Association of Securities Dealers Automation Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price on the day of valuation. Securities listed on any other U.S. or foreign exchanges are valued at the last sale price on the exchange or system in which they are principally traded on the valuation date, or if no sales occurred on that day, at the mean between the closing bid and asked prices. Over-the-counter equity securities not quoted on the NASDAQ are valued at the last sale price on the valuation day, or, if no sale occurs, at the mean between the last bid and asked prices. If both bid and asked prices are not available for that day, the last bid price is used. Debt securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Short-term securities maturing in 60 days or less are valued at cost plus earned discount to maturity (amortized cost), which approximates market value. Investments in open end mutual funds and underlying funds are valued at their daily closing net asset value per share as reported by the investment company. Securities for which current market quotations are not readily available or are considered unreliable are stated at fair value as determined in good faith by an Internal Pricing Committee under the oversight of the Board of Trustees.

The close of foreign exchanges before the determination of each Fund’s NAV gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign exchanges close but before the Funds determine their NAV. To account for this, the Board of Trustees has approved an independent pricing vendor to facilitate the fair value process of equity securities traded on certain foreign exchanges. The frequency with which this fair value process is used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under this fair value process may differ from published prices for the same securities.

In accordance with Rule 2a-7 of the 1940 Act, the Money Market Fund values its securities initially at cost, and thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Futures contracts are valued at the most recent settlement price. Swap contracts and over-the-counter written or purchased options and swaptions are marked to market daily based upon quotations from an independent pricing vendor. The values of forward foreign currency exchange contracts are translated into U.S. dollars and marked to market daily. Options contracts traded on exchanges other than NASDAQ are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid price for purchased options) if no closing bid and asked prices are available.

b) Fair Value Measurements

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date. In accordance with Generally Accepted Accounting Principles (“GAAP”), the Funds have categorized their financial instruments, based on priority of the inputs to the valuation technique, into a three level hierarchy. The Funds utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The three-tier hierarchy of fair value measurements is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets or liabilities

Level 2 – significant other observable inputs, including:

a)	Quoted prices for identical or similar assets or liabilities in active and non-active markets,

b)	Inputs other than quoted market prices that are observable, and

c)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets or liabilities)

The tables summarizing the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2009 are incorporated within each Fund’s Portfolio of Investments.

c) Derivative Instruments

In the normal course of pursuing their investment objectives, the Funds may trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market or equity risk), failure of the other party to a transaction to perform (credit risk), fluctuations in foreign currencies (foreign currency exchange risk) and unfavorable changes in interest rates (interest rate risk).

The following is a summary of the fair valuations of the Funds’ derivative instruments (not accounted for as hedging instruments under GAAP) categorized by risk exposure:

	Asset Derivatives
Fund	Derivative Type	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Total
Goldman Sachs Short Duration	Futures Contracts	$1,811,657	$—	$—	$—	$1,811,657

	Total Value	$1,811,657	$—	$—	$—	$1,811,657

PIMCO High Yield	Forward Foreign Currency Exchange Contracts	$—	$145,806	$—	$—	$145,806
	Futures Contracts	358,195	—	—	—	358,195
	Swap Contracts	—	—	637,068	—	637,068

	Total Value	$358,195	$145,806	$637,068	$—	$1,141,069

PIMCO Total Return	Forward Foreign Currency Exchange Contracts	$—	$176,319	$—	$—	$176,319
	Futures Contracts	992,059	—	—	—	992,059
	Swap Contracts	289,548	—	8,360	—	297,908

	Total Value	$1,281,607	$176,319	$8,360	$—	$1,466,286

AllianceBernstein International Value	Futures Contracts	$—	$—	$—	$6,385	$6,385

	Total Value	$—	$—	$—	$6,385	$6,385

BlackRock Inflation Protected Bond	Forward Foreign Currency Exchange Contracts	$—	$80,772	$—	$—	$80,772
	Futures Contracts	6,540	—	—	—	6,540
	Swap Contracts	254,727	—	—	—	254,727

	Total Value	$261,267	$80,772	$—	$—	$342,039

	Liability Derivatives
Fund	Derivative Type	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Total
Goldman Sachs Mid Cap Value	Futures Contracts	$—	$—	$—	$(69,468)	$(69,468)

	Total Value	$—	$—	$—	$(69,468)	$(69,468)

Goldman Sachs Short Duration	Futures Contracts	$(1,142,716)	$—	$—	$—	$(1,142,716)

	Total Value	$(1,142,716)	$—	$—	$—	$(1,142,716)

PIMCO High Yield	Forward Foreign Currency Exchange Contracts	$—	$(54,652)	$—	$—	$(54,652)
	Swap Contracts	—	—	(78,358)	—	(78,358)
	Written Swaption Contracts	(48,460)	—	—	—	(48,460)

	Total Value	$(48,460)	$(54,652)	$(78,358)	$—	$(181,470)

PIMCO Total Return	Forward Foreign Currency Exchange Contracts	$—	$(117,663)	$—	$—	$(117,663)
	Futures Contracts	(422)	—	—	—	(422)
	Swap Contracts	(1,575)	—	(579)	—	(2,154)
	Written Option Contracts	(3,750)	—	—	—	(3,750)
	Written Swaption Contracts	(65,559)	—	—	—	(65,559)

	Total Value	$(71,306)	$(117,663)	$(579)	$—	$(189,548)

BlackRock Inflation Protected Bond	Futures Contracts	$(252,012)	$—	$—	$—	$(252,012)
	Written Swaption Contracts	(615,677)	—	—	—	(615,677)

	Total Value	$(867,689)	$—	$—	$—	$(867,689)

For additional information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report to Shareholders.

NOTE 3 — FEDERAL INCOME TAX COST

The identified cost of investments owned by each Fund for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at September 30, 2009 were as follows:

	Identified Tax Cost	Gross Unrealized		Net Unrealized Appreciation
Fund		Appreciation	(Depreciation)

Investment Grade Bond	$175,377,662	$5,332,221	$(3,874,405)	$1,457,816
Money Market	229,446,281	—	—	—
Global Real Estate	172,608,686	40,016,378	(3,406,861)	36,609,517
Davis Venture Value	279,902,393	45,475,072	(5,714,949)	39,760,123
Oppenheimer Main Street Small Cap	151,124,060	28,500,391	(3,091,530)	25,408,861
Oppenheimer Large Cap Core	58,426,138	6,269,351	(788,099)	5,481,252
WMC Large Cap Growth	113,431,119	17,550,797	(972,491)	16,578,306
WMC Blue Chip Mid Cap	97,938,386	13,687,557	(1,887,851)	11,799,706
Lord Abbett Growth & Income	359,322,130	148,930,539	(1,703,880)	147,226,659
Goldman Sachs Mid Cap Value	143,188,586	35,088,431	(407,596)	34,680,835
Goldman Sachs Short Duration	996,553,875	11,561,243	(112,987)	11,448,256
Dreman Small Cap Value	40,018,523	7,777,428	(156,423)	7,621,005
PIMCO High Yield	100,958,212	11,894,621	(369,211)	11,525,410
PIMCO Total Return	354,150,796	8,698,392	(110,722)	8,587,670
AIM Small Cap Growth	21,256,337	3,540,401	(147,970)	3,392,431
AllianceBernstein International Value	35,803,004	9,644,610	(266,798)	9,377,812
BlackRock Inflation Protected Bond	139,650,854	1,962,599	—	1,962,599
Ibbotson Moderate	250,776,601	28,104,070	—	28,104,070
Ibbotson Balanced	367,881,847	48,679,288	—	48,679,288
Ibbotson Growth	281,022,382	45,308,441	—	45,308,441

NOTE 4 — INVESTMENT TRANSACTIONS IN WRITTEN OPTIONS AND SWAPTIONS

Transactions in options and swaptions written during the nine months ended September 30, 2009 were as follows:

PIMCO High Yield Fund	Number of Options Contracts	Swaptions Notional Par	Premium Amount
Beginning of period	—	$—	$—
Written	207	31,500,000	294,368
Bought back	(40)	(400,000)	(3,504)
Expired	(167)	(10,600,000)	(98,850)

End of period	—	$20,500,000	$192,014

PIMCO Total Return Fund	Number of Options Contracts	Swaptions Notional Par	Premium Amount
Beginning of period	—	$—	$—
Written	95	74,600,000	607,683
Expired	(85)	(18,900,000)	(117,015)

End of period	10	$55,700,000	$490,668

BlackRock Inflation Protected Bond Fund	Swaptions Notional Par	Premium Amount
Beginning of period	$—	$—
Written	13,200,000	657,360

End of period	$13,200,000	$657,360

Other Information

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov; and available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 800-SEC-0330.

Item 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the quarter ended September 30, 2009 that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SUN CAPITAL ADVISERS TRUST

By (Signature and Title)*	/s/ JOHN T. DONNELLY
John T. Donnelly, President

Date: November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JOHN T. DONNELLY
John T. Donnelly, President
(Chief Executive Officer)

Date: November 24, 2009

By (Signature and Title)*	/s/ JAMES F. ALBAN
James F. Alban, Treasurer
(Chief Financial Officer)

Date: November 24, 2009

*	Print name and title of each signing officer under his or her signature.